Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 15, 2013	Jun. 30, 2012
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	ALV
Entity Registrant Name	AUTOLIV INC
Entity Central Index Key	0001034670
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		95,514,620
Entity Public Float			$ 5,215,000,000

Consolidated Statements of Net Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net sales	$ 8,266.7		$ 8,232.4		$ 7,170.6
Cost of sales	(6,620.5)		(6,504.5)		(5,578.5)
Gross profit	1,646.2		1,727.9		1,592.1
Selling, general and administrative expenses	(366.7)		(368.7)		(327.2)
Research, development and engineering expenses, net	(455.4)		(441.5)		(361.3)
Amortization of intangibles	(20.2)		(18.6)		(18)
Other income (expense), net	(98.5)		(9.9)		(16.4)
Operating income	705.4		889.2		869.2
Equity in earnings of affiliates, net of tax	8.1		6.8		5.5
Interest income	3.4		4.9		3.4
Interest expense	(41.7)		(62)		(54.3)
Loss on extinguishment of debt			(6.2)		(12.3)
Other financial items, net	(6.6)		(4.4)		(6)
Income before income taxes	668.6		828.3		805.5
Income tax expense	(183)		(201.3)		(210)
Net income	485.6	[1]	627	[1]	595.5	[1]
Less: Net income attributable to non-controlling interests	2.5		3.6		4.9
Net income attributable to controlling interest	$ 483.1		$ 623.4		$ 590.6
Earnings per common share
- basic	$ 5.17		$ 6.99		$ 6.77
- assuming dilution	$ 5.08		$ 6.65		$ 6.39
Weighted average number of shares
- basic	93.5		89.2		87.3
- assuming dilution	95.1		93.7		92.4
Cash dividend per share-declared	$ 1.94		$ 1.78		$ 1.05
Cash dividend per share-paid	$ 1.89		$ 1.73		$ 0.65

[1]	See Note 13 for further details - includes tax effects where applicable. 2)

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net income	$ 485.6	[1]	$ 627	[1]	$ 595.5	[1]
Other comprehensive income (loss) before tax:
Net change in cash flow hedges					0.2	[1]
Change in cumulative translation adjustments	28.1		(41.8)		(30)
Net change in unrealized components of defined benefit plans	(40.6)		(56.9)		(12.2)
Other comprehensive loss, before tax	(12.5)		(98.7)		(42)
Benefit for taxes related to defined benefit plans	14.5		20.5		4.4
Other comprehensive income (loss), net of tax	2		(78.2)		(37.6)
Comprehensive income	487.6	[1]	548.8	[1]	557.9	[1]
Less: Comprehensive income attributable to non-controlling interest	2.7		4.1		5.2
Comprehensive income attributable to controlling interest	$ 484.9		$ 544.7		$ 552.7

[1]	See Note 13 for further details - includes tax effects where applicable. 2)

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets
Cash and cash equivalents	$ 977.7		$ 739.2
Receivables, net	1,509.3		1,457.8
Inventories, net	611		623.3
Income tax receivables	27.6		25.5
Prepaid expenses	59.6		56.4
Other current assets	104		98.1
Total current assets	3,289.2		3,000.3
Property, plant and equipment, net	1,232.8		1,121.2
Investments and other non-current assets	341.3		279.6
Goodwill	1,610.8		1,607
Intangible assets, net	96.2		109.2
Total assets	6,570.3		6,117.3
Liabilities and equity
Short-term debt	69.8		302.8
Accounts payable	1,055.9		1,083.9
Accrued expenses	497.1		465.9
Income tax payable	53.9		63.8
Other current liabilities	173.1		169.5
Total current liabilities	1,849.8		2,085.9
Long-term debt	562.9		363.5
Pension liability	255.4		193.1
Other non-current liabilities	126.1		125.8
Total non-current liabilities	944.4		682.4
Commitments and contingencies
Common stock	102.8	[1]	102.8	[1]
Additional paid-in capital	1,329.3		1,472.8
Retained earnings	2,672.5		2,374.6
Accumulated other comprehensive loss	(40.5)	[2]	(42.3)	[2]
Treasury stock (7.3 and 13.5 shares)	(305.5)		(574.5)
Total parent shareholders' equity	3,758.6		3,333.4
Non-controlling interests	17.5		15.6
Total equity	3,776.1	[3]	3,349	[3]
Total liabilities and equity	$ 6,570.3		$ 6,117.3

[1]	Number of shares: 350 million authorized, 102.8 million issued for both years, and 95.5 and 89.3 million outstanding, net of treasury shares, for 2012 and 2011, respectively.
[2]	The components of Other Comprehensive (Loss) Income are net of any related income tax effects.
[3]	See Note 13 for further details - includes tax effects where applicable. 2)

Consolidated Balance Sheets (Parenthetical) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Treasury stock, Shares	7.3	13.5
Common stock, shares authorized	350	350
Common stock, shares issued	102.8	102.8
Common stock, shares outstanding	95.5	89.3

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating activities
Net income	$ 485.6	[1]	$ 627	[1]	$ 595.5	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	273.2		268.3		281.7
Deferred income taxes	(31.8)		5		17.8
Loss on extinguishment of debt			6.2		12.3
Undistributed earnings from affiliated companies, net of dividends	(3.3)		(0.4)		5.1
Net change in:
Receivables and other assets, gross	(48.4)		(114.3)		(227.8)
Inventories, gross	6.9		(65.5)		(50.4)
Accounts payable and accrued expenses	(28)		35.4		230.4
Income taxes	(10.6)		(30.8)		37.3
Other, net	44.9		27.3		22.5
Net cash provided by operating activities	688.5		758.2		924.4
Investing activities
Expenditures for property, plant and equipment	(365.4)		(367.3)		(236.4)
Proceeds from sale of property, plant and equipment	5		10.3		12
Acquisition of businesses, net of cash acquired	(1.8)		(23.2)		(77.4)
Net proceeds from divestitures	5.2		5.4
Other	(1.2)		2.1		4.6
Net cash used in investing activities	(358.2)		(372.7)		(297.2)
Financing activities
Net (decrease) increase in short-term debt	(119.8)		103.1		(278.6)
Issuance of long-term debt	98.5		47.1		19.8
Repayments and other changes in long-term debt	(9.4)		(219.7)		(170.8)
Cash paid for extinguishment of debt			(6.3)		(8.3)
Dividends paid to non-controlling interests	(0.8)		(0.4)
Capital contribution from non-controlling interests					1.2
Acquisition of subsidiary shares from non-controlling interest					(63.7)
Dividends paid	(177.6)		(154.3)		(57.7)
Common stock and purchase contract issue	106.3
Common stock options exercised	12.9		12.9		29.2
Other, net	(1.4)		(5.3)
Net cash used in financing activities	(91.3)		(222.9)		(528.9)
Effect of exchange rate changes on cash and cash equivalents	(0.5)		(11.1)		16.7
Increase in cash and cash equivalents	238.5		151.5		115
Cash and cash equivalents at beginning of year	739.2		587.7		472.7
Cash and cash equivalents at end of year	$ 977.7		$ 739.2		$ 587.7

[1]	See Note 13 for further details - includes tax effects where applicable. 2)

Consolidated Statements of Total Equity (USD $) In Millions, unless otherwise specified		Total		Common stock	Additional paid in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock	Total parent shareholders' equity	Non-controlling interests
Beginning Balance at Dec. 31, 2009		$ 2,436	[1]	$ 102.8	$ 1,559	$ 1,412.8	$ 74.3	$ (760.7)	$ 2,388.2	$ 47.8
Beginning Balance, shares at Dec. 31, 2009				102.8
Comprehensive Income:
Net income		595.5	[1]			590.6			590.6	4.9
Net change in cash flow hedges		0.2	[1]				0.2		0.2
Foreign currency translation		(30)	[1]				(30.3)		(30.3)	0.3
Pension liability		(7.8)	[1]				(7.8)		(7.8)
Comprehensive income		557.9	[1]						552.7	5.2
Common stock incentives	[2]	34.6	[1]					34.6	34.6
Cash dividends declared		(93.3)	[1]			(93.3)			(93.3)
Common stock issuance, net		57.1	[1]		(74.2)			131.3	57.1
Investment in subsidiary by non-controlling interests		1.2	[1]							1.2
Acquisition of non-controlling interests		4.2	[1]							4.2
Purchase of subsidiary shares from non-controlling interests		(58.5)	[1]		(12)				(12)	(46.5)
Ending Balance at Dec. 31, 2010		2,939.2	[1]	102.8	1,472.8	1,910.1	36.4	(594.8)	2,927.3	11.9
Ending Balance, shares at Dec. 31, 2010				102.8
Comprehensive Income:
Net income		627	[1]			623.4			623.4	3.6
Foreign currency translation		(41.8)	[1]				(42.3)		(42.3)	0.5
Pension liability		(36.4)	[1]				(36.4)		(36.4)
Comprehensive income		548.8	[1]						544.7	4.1
Common stock incentives	[2]	20.3	[1]					20.3	20.3
Cash dividends declared		(158.9)	[1]			(158.9)			(158.9)
Dividends paid to non-controlling interests on subsidiary shares		(0.4)	[1]							(0.4)
Ending Balance at Dec. 31, 2011		3,349	[1]	102.8	1,472.8	2,374.6	(42.3)	(574.5)	3,333.4	15.6
Ending Balance, shares at Dec. 31, 2011		102.8		102.8
Comprehensive Income:
Net income		485.6	[1]			483.1			483.1	2.5
Foreign currency translation		28.1	[1]				27.9		27.9	0.2
Pension liability		(26.1)	[1]				(26.1)		(26.1)
Comprehensive income		487.6	[1]						484.9	2.7
Common stock incentives	[2]	20.7	[1]					20.7	20.7
Cash dividends declared		(185.2)	[1]			(185.2)			(185.2)
Common stock issuance, net		104.8	[1]		(143.5)			248.3	104.8
Dividends paid to non-controlling interests on subsidiary shares		(0.8)	[1]							(0.8)
Ending Balance at Dec. 31, 2012		$ 3,776.1	[1]	$ 102.8	$ 1,329.3	$ 2,672.5	$ (40.5)	$ (305.5)	$ 3,758.6	$ 17.5
Ending Balance, shares at Dec. 31, 2012		102.8		102.8

[1]	See Note 13 for further details - includes tax effects where applicable. 2)
[2]	See Notes 1 and 15 for further details - includes tax effects.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

1. Summary of Significant Accounting Policies

(Dollars in millions, except per share data)

Nature of Operations

Through its operating subsidiaries, Autoliv is a supplier of automotive safety systems, with a broad range of product offerings, including modules and components for passenger and driver-side airbags, side-impact airbag protection systems, seatbelts, steering wheels, safety electronics, whiplash protection systems and child seats, including components for such systems, as well as night vision systems, radar and other active safety systems. Autoliv has approximately 80 production facilities and operates in 29 countries. Our customers include the world’s largest car manufacturers.

Principles of Consolidation

The consolidated financial statements have been prepared in accordance with United States (U.S.) Generally Accepted Accounting Principles (GAAP) and include Autoliv, Inc. and all companies over which Autoliv, Inc. directly or indirectly exercises control, which as a general rule means that the Company owns more than 50% of the voting rights. Since January 1, 2010, consolidation is also required when the Company has both the power to direct the activities of a variable interest entity (VIE) and the obligation to absorb losses or right to receive benefits from the VIE that could be significant to the VIE.

All intercompany accounts and transactions within the Company have been eliminated from the consolidated financial statements.

Investments in affiliated companies in which the Company exercises significant influence over the operations and financial policies, but does not control, are reported using the equity method of accounting. Generally, the Company owns between 20 and 50 percent of such investments.

Business Combinations

From January 1, 2009 transactions in which the Company obtains control of a business are accounted for according to the acquisition method as described in Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 805, Business Combinations. The assets acquired and liabilities assumed are recognized and measured at their full fair values as of the date control is obtained, regardless of the percentage ownership in the acquired entity or how the acquisition was achieved. Acquisition related costs in connection with a business combination are expensed as incurred. Contingent considerations are recognized and measured at fair value at the acquisition date and classified as either liabilities or equity based on appropriate GAAP.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of net sales and expenses during the reporting period. The accounting estimates that require management’s most significant judgments include the estimation of retroactive price adjustments, valuation of stock based payments, assessment of recoverability of goodwill and intangible assets, estimation of pension benefit obligations based on actuarial assumptions, estimation of accruals for warranty and product liabilities, restructuring charges, uncertain tax positions, valuation allowances and legal proceedings. Actual results could differ from those estimates.

Revenue Recognition

Revenues are recognized when there is evidence of a sales agreement, delivery of goods has occurred, the sales price is fixed and determinable and the collectability of revenue is reasonably assured. The Company records revenue from the sale of manufactured products upon shipment to customers and transfer of title and risk of loss under standard commercial terms (typically F.O.B. shipping point). In those limited instances where other terms are negotiated and agreed, revenue is recorded when title and risk of loss are transferred to the customer.

Accruals are made for retroactive price adjustments when probable and able to be reasonably estimated.

Net sales exclude taxes assessed by a governmental authority that are directly imposed on revenue-producing transactions between the Company and its customers.

Cost of Sales

Shipping and handling costs are included in Cost of sales in the Consolidated Statements of Net Income. Contracts to supply products which extend for periods in excess of one year are reviewed when conditions indicate that costs may exceed selling prices, resulting in losses. Losses on long-term supply contracts are recognized when probable and estimable.

Research, Development and Engineering (R,D&E)

Research and development and most engineering expenses are expensed as incurred. These expenses are reported net of income from contracts to perform engineering design and product development services. Such income is not significant in any period presented.

Certain engineering expenses related to long-term supply arrangements are capitalized when the defined criteria, such as the existence of a contractual guarantee for reimbursement, are met. The aggregate amount of such assets is not significant in any period presented.

Tooling is generally agreed upon as a separate contract or a separate component of an engineering contract, as a pre-production project. Capitalization of tooling costs is made only when the specific criteria for capitalization of customer-funded tooling are met or the criteria for capitalization as Property, Plant & Equipment (P,P&E) for tools owned by the Company are fulfilled. Depreciation on the Company’s own tooling is recognized in the Consolidated Statements of Net Income as Cost of sales.

Stock Based Compensation

The compensation costs for all of the Company’s stock-based compensation awards are determined based on the fair value method as defined in ASC 718, Compensation—Stock Compensation. The Company records the compensation expense for Restricted Stock Units (RSUs), awards under the Stock Incentive Plan, and stock options over the vesting period.

Income Taxes

Current tax liabilities and assets are recognized for the estimated taxes payable or refundable on the tax returns for the current year. In certain circumstances, payments or refunds may extend beyond twelve months, in such cases amounts would be classified as non-current taxes payable or refundable. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences and carry-forwards that result from events that have been recognized in either the financial statements or the tax returns, but not both. The measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws. Deferred tax assets are reduced by the amount of any tax benefits that are not expected to be realized. Current and non-current components of deferred tax balances are reported separately based on financial statement classification of the related asset or liability giving rise to the temporary difference. If a deferred tax asset or liability is not related to an asset or liability that exists for financial reporting purposes, including deferred tax assets related to carry forwards, the deferred tax asset or liability would be classified based on the expected reversal date of the temporary differences. Tax assets and liabilities are not offset unless attributable to the same tax jurisdiction and netting is possible according to law and expected to take place in the same period.

Tax benefits associated with tax positions taken in the Company’s income tax returns are initially recognized and measured in the financial statements when it is more likely than not that those tax positions will be sustained upon examination by the relevant taxing authorities. The Company’s evaluation of its tax benefits is based on the probability of the tax position being upheld if challenged by the taxing authorities (including through negotiation, appeals, settlement and litigation). Whenever a tax position does not meet the initial recognition criteria, the tax benefit is subsequently recognized and measured if there is a substantive change in the facts and circumstances that cause a change in judgment concerning the sustainability of the tax position upon examination by the relevant taxing authorities. In cases where tax benefits meet the initial recognition criterion, the Company continues, in subsequent periods, to assess its ability to sustain those positions. A previously recognized tax benefit is derecognized when it is no longer more likely than not that the tax position would be sustained upon examination. Liabilities for unrecognized tax benefits are classified as non-current unless the payment of the liability is expected to be made within the next 12 months.

Earnings per Share

The Company calculates basic earnings per share (EPS) by dividing net income attributable to controlling interest by the weighted-average number of common shares outstanding for the period (net of treasury shares). When it would not be antidilutive (such as during periods of net loss), the diluted EPS also reflects the potential dilution that could occur if common stock were issued for awards under the Stock Incentive Plan and for common stock issued upon conversion of the equity units.

Cash Equivalents

The Company considers all highly liquid investment instruments purchased with a maturity of three months or less to be cash equivalents.

Receivables

The Company has guidelines for calculating the allowance for bad debts. In determining the amount of a bad debt allowance, management uses its judgment to consider factors such as the age of the receivables, the Company’s prior experience with the customer, the experience of other enterprises in the same industry, the customer’s ability to pay, and/or an appraisal of current economic conditions. Collateral is typically not required. There can be no assurance that the amount ultimately realized for receivables will not be materially different than that assumed in the calculation of the allowance.

Financial Instruments

The Company uses derivative financial instruments, “derivatives”, as part of its debt management to mitigate the market risk that occurs from its exposure to changes in interest and foreign exchange rates. The Company does not enter into derivatives for trading or other speculative purposes. The use of such derivatives is in accordance with the strategies contained in the Company’s overall financial policy. The derivatives outstanding at year-end are either interest rate swaps or foreign exchange swaps. All swaps principally match the terms and maturity of the underlying debt and no swaps have a maturity beyond 2019.

All derivatives are recognized in the consolidated financial statements at fair value. Certain derivatives are from time to time designated either as fair value hedges or cash flow hedges in line with the hedge accounting criteria. For certain other derivatives hedge accounting is not applied either because non-hedge accounting treatment creates the same accounting result or the hedge does not meet the hedge accounting requirements, although entered into applying the same rationale concerning mitigating market risk that occurs from changes in interest and foreign exchange rates.

When a hedge is classified as a fair value hedge, the change in the fair value of the hedge is recognized in the Consolidated Statements of Net Income along with the offsetting change in the fair value of the hedged item. When a hedge is classified as a cash flow hedge, any change in the fair value of the hedge is initially recorded in equity as a component of Other Comprehensive Income, (OCI), and reclassified into the Consolidated Statements of Net Income when the hedge transaction affects net earnings. There were no material reclassifications from OCI to the Consolidated Statements of Net Income in 2012 and, likewise, no material reclassifications are expected in 2013. Any ineffectiveness has been immaterial.

For further details on the Company’s financial instruments, see Note 3.

Inventories

The cost of inventories is computed according to the first-in, first-out method (FIFO). Cost includes the cost of materials, direct labor and the applicable share of manufacturing overhead. Inventories are evaluated based on individual or, in some cases, groups of inventory items. Reserves are established to reduce the value of inventories to the lower of cost or market, with the market generally defined as net realizable value for finished goods and replacement cost for raw materials and work-in-process. Excess inventories are quantities of items that exceed anticipated sales or usage for a reasonable period. The Company has guidelines for calculating provisions for excess inventories based on the number of months of inventories on hand compared to anticipated sales or usage. Management uses its judgment to forecast sales or usage and to determine what constitutes a reasonable period. There can be no assurance that the amount ultimately realized for inventories will not be materially different than that assumed in the calculation of the reserves.

Property, Plant and Equipment

Property, Plant and Equipment are recorded at historical cost. Construction in progress generally involves short-term projects for which capitalized interest is not significant. The Company provides for depreciation of property, plant and equipment computed under the straight-line method over the assets’ estimated useful lives. Depreciation on capital leases is recognized in the Consolidated Statements of Net Income over the shorter of the assets’ expected life or the lease contract terms. Repairs and maintenance are expensed as incurred.

The Company evaluates the carrying value of long-lived assets other than goodwill when indications of impairment are evident. Impairment testing is primarily done by using the cash flow method based on undiscounted future cash flows.

Goodwill and Intangible Assets

Goodwill represents the excess of the fair value of consideration transferred over the fair value of net assets of businesses acquired. Goodwill is not amortized, but is subject to at least an annual review for impairment. Other intangible assets, principally related to acquired technology and contractual relationships, are amortized over their useful lives which range from 3 to 25 years.

As of December 31, 2012 and 2011, the Company recorded goodwill of approximately $1.6 billion which nearly all is associated with the reporting unit Airbag & Seatbelt Systems. Approximately $1.2 billion is goodwill associated with the 1997 merger of Autoliv AB and the Automotive Safety Products Division of Morton International, Inc. The Company performs its annual impairment testing in the fourth quarter of each year. Impairment testing is required more often than annually if an event or circumstance indicates that an impairment, or decline in value, may have occurred. The impairment testing of goodwill is based on two different reporting units: 1) Airbag & Seatbelt Systems and 2) Active Safety Systems.

In conducting its impairment testing, the Company compares the estimated fair value of each of its reporting units to the related carrying value of the reporting unit. If the estimated fair value of a reporting unit exceeds its carrying value, goodwill is considered not to be impaired. If the carrying value of a reporting unit exceeds its estimated fair value, an impairment loss is measured and recognized by the amount which the carrying amount of the goodwill exceeds the implied fair value of the goodwill determined by assigning the fair value of the reporting unit to all of the assets and liabilities of that unit.

The estimated fair value of the reporting unit is determined by the discounted cash flow method taking into account expected long-term operating cash-flow performance. The Company discounts projected operating cash flows using its weighted average cost of capital, including a risk premium to adjust for market risk. The estimated fair value is based on automotive industry volume projections which are based on third-party and internally developed forecasts and discount rate assumptions. Significant assumptions include terminal growth rates, terminal operating margin rates, future capital expenditures and working capital requirements.

To supplement this analysis, the Company compares the market value of its equity, calculated by reference to the quoted market prices of its shares, to the book value of its equity.

There were no impairments of goodwill from 2010 through 2012.

Insurance Deposits

The Company has entered into liability and recall insurance contracts to mitigate the risk of costs associated with product recalls. These are accounted for under the deposit method of accounting based on the existing contractual terms.

Warranties and Recalls

The Company records liabilities for product recalls when probable claims are identified and when it is possible to reasonably estimate costs. Recall costs are costs incurred when the customer decides to formally recall a product due to a known or suspected safety concern. Product recall costs typically include the cost of the product being replaced as well as the customer’s cost of the recall, including labor to remove and replace the defective part.

Provisions for warranty claims are estimated based on prior experience, likely changes in performance of newer products and the mix and volume of products sold. The provisions are recorded on an accrual basis.

Restructuring Provisions

The Company defines restructuring expense to include costs directly associated with rightsizing, exit or disposal activities.

Estimates of restructuring charges are based on information available at the time such charges are recorded. In general, management anticipates that restructuring activities will be completed within a timeframe such that significant changes to the exit plan are not likely. Due to inherent uncertainty involved in estimating restructuring expenses, actual amounts paid for such activities may differ from amounts initially estimated.

Pension Obligations

The Company provides for both defined contribution plans and defined benefit plans. A defined contribution plan generally specifies the periodic amount that the employer must contribute to the plan and how that amount will be allocated to the eligible employees who perform services during the same period. A defined benefit pension plan is one that contains pension benefit formulas, which generally determine the amount of pension benefit that each employee will receive for services performed during a specified period of employment.

The amount recognized as a defined benefit liability is the net total of projected benefit obligation (PBO) minus the fair value of plan assets (if any) (see Note 18). The plan assets are measured at fair value. The inputs to the fair value measurement of the plan assets are mainly level 2 inputs (see Note 3).

Contingent Liabilities

Various claims, lawsuits and proceedings are pending or threatened against the Company or its subsidiaries, covering a range of matters that arise in the ordinary course of its business activities with respect to commercial, product liability or other matters (see Note 16).

The Company diligently defends itself in such matters and, in addition, carries insurance coverage to the extent reasonably available against insurable risks.

The Company records liabilities for claims, lawsuits and proceedings when they are probable and it is possible to reasonably estimate the cost of such liabilities. Legal costs expected to be incurred in connection with a loss contingency are expensed as such costs are incurred.

The Company believes, based on currently available information, that the resolution of outstanding matters, other than the antitrust matters, after taking into account recorded liabilities and available insurance coverage, should not have a material effect on the Company’s financial position or results of operations.

However, due to the inherent uncertainty associated with such matters, there can be no assurance that the final outcomes of these matters will not be materially different than currently estimated.

Translation of Non-U.S. Subsidiaries

The balance sheets of subsidiaries with functional currency other than U.S. dollars are translated into U.S. dollars using year-end rates of exchange.

The statement of operations of these subsidiaries is translated into U.S. dollars at the average rates of exchange for the year. Translation differences are reflected in equity as a component of OCI.

Receivables and Liabilities in Non-Functional Currencies

Receivables and liabilities not denominated in functional currencies are converted at year-end rates of exchange. Net transaction gains/(losses), reflected in the Consolidated Statements of Net Income amounted to $(5.6) million in 2012, $(11.1) million in 2011 and (9.1) million in 2010, and are recorded in operating income if they relate to operational receivables and liabilities or are recorded in other financial items, net if they relate to financial receivables and liabilities.

Recently Issued Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05”, which defers the requirement in ASU 2011-05 that companies present reclassification adjustment for each component of accumulated other comprehensive income (AOCI) in both net income and other comprehensive income (OCI) on the face of the financial statements. The effective dates of ASU 2011-12 are consistent with the effective dates of ASU 2011-05, which is effective for fiscal years and interim periods beginning after December 15, 2011. The adoption of ASU No. 2011-12 had no impact on the Company’s consolidated financial statements, other than presentation of comprehensive income.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”, which requires disclosure of financial instruments and derivatives that are either offset on the balance sheet in accordance with ASC 210-20-45 or ASC 815-10-45, or subject to a master netting arrangement, irrespective of whether they are offset on the balance sheet. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013 and interim periods within those annual periods. Entities should provide the disclosures required by this ASU retrospectively for all comparative periods presented. The adoption of ASU 2011-11 will have an impact on the Company’s disclosures about its financial instruments to the consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income,” which updates Accounting Standards Codification (“ASC”) Topic 220. The adoption of ASU No. 2011-05 eliminates the ability of reporting entities to present changes in other comprehensive income as a component of stockholders’ equity, and requires that changes in other comprehensive income be shown either in a continuous statement of comprehensive income or as a statement immediately following the statement of earnings. ASU No. 2011-05 is effective for interim and annual periods beginning after December 15, 2011. The adoption of ASU No. 2011-05 had no impact on the Company’s consolidated financial statements, other than presentation of comprehensive income.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which updates ASC Topic 820. ASU No. 2011-04 clarifies the intent of ASC 820 around the highest and best use concept being relevant only to nonfinancial assets, the fair value of instruments in shareholders’ equity should be measured from the perspective of a market participant holding the instrument as an asset, and the appropriate usage of premiums and discounts in a fair value measurement. ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The adoption of ASU No. 2011-04 did not have an impact on the Company’s consolidated financial statements, other than disclosures related to fair value measurements.

Reclassifications

Certain prior-year amounts have been reclassified to conform to current year presentation.

Business Combinations	12 Months Ended
Dec. 31, 2012
Business Combinations

2. Business Combinations

Business combinations generally take place to either gain key technology or strengthen Autoliv’s position in a certain geographical area or with a certain customer.

No significant business combinations have taken place during 2012 or 2011.

As of March 31, 2010, Autoliv acquired Delphi’s Occupant Protection Systems (OPS) operations in South Korea and China. The purchase price for this acquisition was $73 million and this acquisition did not result in any goodwill. The assets and liabilities assumed from these businesses were included in the Company’s consolidated financial statements as of March 31, 2010. The results from the operations have been included in the Consolidated Statements of Net Income from April 1, 2010.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements

3. Fair Value Measurements

Assets and liabilities measured at fair value on a recurring basis

The Company records derivatives at fair value. Any gains and losses on derivatives recorded at fair value are reflected in the Consolidated Statement of Net Income with the exception of cash flow hedges where an immaterial portion of the fair value is reflected in Other Comprehensive Income. The degree of judgment utilized in measuring the fair value of the instruments generally correlates to the level of pricing observability. Pricing observability is impacted by a number of factors, including the type of asset or liability, whether the asset or liability has an established market and the characteristics specific to the transaction. Derivatives with readily active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of pricing observability and a lesser degree of judgment utilized in measuring fair value. Conversely, assets rarely traded or not quoted will generally have less, or no, pricing observability and a higher degree of judgment utilized in measuring fair value.

Under existing GAAP, there is a hierarchal disclosure framework associated with the level of pricing observability utilized in measuring assets and liabilities at fair value. The three broad levels defined by the hierarchy are as follows:

Level 1—Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level 2—Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities include items for which quoted prices are available but traded less frequently, and items that are fair valued using other financial instruments, the parameters of which can be directly observed.

Level 3—Assets and liabilities that have little to no pricing observability as of the reported date. These items do not have two-way markets and are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation.

The following table summarizes the valuation of the Company’s derivatives by the above pricing observability levels:

	Total carrying amount in Consolidated Balance Sheets December 31		Fair value measurement at December 31, using:
			2012			2011
DESCRIPTION	2012	2011	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Derivatives	$16.5	$19.7	—	$16.5	—	—	$19.7	—

Total Assets	$16.5	$19.7	—	$16.5	—	—	$19.7	—

Liabilities
Derivatives	$0.7	$0.6	—	$0.7	—	—	$0.6	—

Total Liabilities	$0.7	$0.6	—	$0.7	—	—	$0.6	—

The carrying value of cash and cash equivalents, accounts receivable, accounts payable, other current liabilities and short-term debt approximate their fair value because of the short-term maturity of these instruments. The fair value of long-term debt is determined either from quoted market prices as provided by participants in the secondary market or for long-term debt without quoted market prices estimated using a discounted cash flow method based on the Company’s current borrowing rates for similar types of financing. The fair value of derivatives is estimated using a discounted cash flow method based on quoted market prices. The Company has determined that each of these fair value measurements of debt reside within level 2 of the fair value hierarchy. The discount rates for all derivative contracts are based on bank deposit or swap interest rates. Credit risk has been considered when determining the discount rates used for the derivative contracts which, when aggregated by counterparty, are in a liability position.

The fair value and carrying value of debt is summarized in the table below. For further details on the Company’s debt, see Note 12.

FAIR VALUE OF DEBT, DECEMBER 31

	Carrying value1)	Fair value	Carrying value1)	Fair value
DESCRIPTION	2012	2012	2011	2011
Long-term debt
U.S. private placement	$305.8	$329.5	$305.1	$331.9
Medium-term notes	99.8	99.4	43.3	40.6
Notes2)	107.6	108.9	—	—
Other long-term debt	49.7	49.7	15.1	15.1

Total	$562.9	$587.5	$363.5	$387.6

Short-term debt
Overdrafts and other short-term debt	$60.3	$60.3	$63.2	$63.2
Short-term portion of long-term debt3)	9.5	9.5	132.4	136.5
Notes2)	—	—	107.2	109.9

Total	$69.8	$69.8	$302.8	$309.6

1)	Debt as reported in balance sheet.
2)	Notes issued as part of the equity units offering were remarketed in April 2012, final maturity in April 2014 (for further information see Note 12 and 13).
3)	$110 million carrying value of U.S. private placement note matured in 2012.

The tables below present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011 and amount of gain (loss) recognized in the Consolidated Statement of Net Income for the years ending December 31, 2012, 2011 and 2010. Although the Company is party to close-out netting agreements with most derivative counterparties, the fair values in the tables below and in the Consolidated Balance Sheets at December 31, 2012 and 2011, have been presented on a gross basis.

FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2012

DESCRIPTION	Nominal volume	Derivative asset	Derivative liability	Balance Sheet location
Derivatives designated as hedging instruments
Interest rate swaps, less than 7 years (fair value hedge)	$60.0	$15.8	$—	Other non-current asset

Total derivatives designated as hedging instruments	$60.0	$15.8	$—

Derivatives not designated as hedging instruments
Foreign exchange swaps, less than 6 months	$700.8	$0.7	$0.7	Other current assets/liabilities
Total derivatives not designated as hedging instruments	$700.8	$0.7	$0.7

Total derivatives	$760.8	$16.5	$0.7

FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2011

DESCRIPTION	Nominal volume		Derivative asset	Derivative liability	Balance Sheet location
Derivatives designated as hedging instruments
Interest rate swaps, less than 8 years (fair value hedge)	$60.0		$15.1	$—	Other non-current asset

Total derivatives designated as hedging instruments	$60.0		$15.1	$—

Derivatives not designated as hedging instruments
Foreign exchange swaps, less than 6 months	$845.2	1)	$4.6	$0.6	Other current assets/liabilities
Total derivatives not designated as hedging instruments	$845.2		$4.6	$0.6

Total derivatives	$905.2		$19.7	$0.6

1)	The nominal value is netted for offsetting swaps with a counterpart with which Autoliv has a master netting agreement. The gross nominal value is $1,241.9 million.

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER 2012

	Nominal volume	Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense
Derivatives designated as hedging instruments
Interest rate swaps, less than 7 years (fair value hedge)	$60.0	—	$0.7	—	—	—
Total derivatives designated as hedging instruments	$60.0
Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0	—	$(0.7)	—	—	—
Total gain (loss) in Consolidated Statement of Net Income			$0.0

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER 2011

	Nominal volume	Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense
Derivatives designated as hedging instruments
Interest rate swaps, less than 8 years (fair value hedge)	$60.0	—	$5.9	—	—	—
Total derivatives designated as hedging instruments	$60.0
Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0	—	$(5.9)	—	—	—
Total gain (loss) in Consolidated Statement of Net Income			$0.0

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER 2010

	Nominal volume		Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense
Derivatives designated as hedging instruments
Cross currency interest rate swaps, less than 1 year (cash flow hedge)	$54.0	1)	$1.9	$—	$—	$—	$0.2
Interest rate swaps, less than 10 years (fair value hedge)	60.0		—	2.8	—	—	—
Total derivatives designated as hedging instruments	$114.0
Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0		—	$(2.8)	—	—	—
Total gain (loss) in Consolidated Statement of Net Income				$0.0

1)	Cross currency interest rate swaps with a nominal value of $54 million have matured in 2010.

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER

	Nominal volume				Other financial items, net			Interest expense			Interest income
	2012	2011		2010	2012	2011	2010	2012	2011	2010	2012	2011	2010
Derivatives not designated as hedging instruments
Cross currency interest rate swaps, less than 1 year	$—	$—		$40.3	$—	$(3.8)	$2.0	$—	$0.1	$0.2	$—	$—	$—
Foreign exchange swaps	700.8	845.2	1)	1,486.2	(4.0)	6.8	(1.0)	(0.1)	0.2	(0.3)	—	—	—

Total derivatives not designated as hedging instruments	$700.8	$845.2		$1,526.5

1)	The nominal value is netted for offsetting swaps with a counterpart with which Autoliv has a master netting agreement. The gross nominal value is $1,241.9 million.

All amounts recognized in the Consolidated Statements of Net Income related to derivatives, not designated as hedging instruments, relate to economic hedges and thus have been materially offset by an opposite statements of income effect of the related financial liabilities or financial assets.

Assets and liabilities measured at fair value on a non-recurring basis

In addition to assets and liabilities that are measured at fair value on a recurring basis, the Company also has assets and liabilities in its balance sheet that are measured at fair value on a non-recurring basis. Assets and liabilities that are measured at fair value on a non-recurring basis include long-lived assets, including investments in affiliates, and restructuring liabilities (see Note 10).

The Company has determined that the fair value measurements included in each of these assets and liabilities rely primarily on Company-specific inputs and the Company’s assumptions about the use of the assets and settlements of liabilities, as observable inputs are not available. The Company has determined that each of these fair value measurements reside within Level 3 of the fair value hierarchy. To determine the fair value of long-lived assets, the Company utilizes the projected cash flows expected to be generated by the long-lived assets, then discounts the future cash flows over the expected life of the long-lived assets. For restructuring obligations, the amount recorded represents the fair value of the payments expected to be made, and such provisions are discounted if the payments are expected to extend beyond one year.

As of December 31, 2012 and 2011, the Company had $75.8 million and $32.3 million, respectively, of restructuring reserves, which were measured at fair value upon initial recognition of the associated liability (see Note 10). The Company has not recorded any impairment charges on its long-lived assets during 2012 and 2011. In 2010, machinery and equipment with a carrying amount of $1.0 million was written down to its fair value of $0.0 million resulting in an impairment charge of $1.0 million, which was included in the Consolidated Statements of Net Income. There will be no future identifiable cash flows related to this group of impaired assets.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

4. Income Taxes

INCOME BEFORE INCOME TAXES	2012	2011	2010
U.S.	$171.2	$165.1	$132.8
Non-U.S.	497.4	663.2	672.7

Total	$668.6	$828.3	$805.5

PROVISION FOR INCOME TAXES	2012	2011	2010
Current
U.S. federal	$62.8	$32.3	$60.9
Non-U.S.	146.2	157.6	120.0
U.S. state and local	5.8	6.5	11.3
Deferred
U.S. federal	0.2	1.8	(8.9)
Non-U.S.	(29.6)	3.0	28.2
U.S. state and local	(2.4)	0.1	(1.5)

Total income tax expense (benefit)	$183.0	$201.3	$210.0

EFFECTIVE INCOME TAX RATE	2012	2011	2010
U.S. federal income tax rate	35.0%	35.0%	35.0%
Net operating loss carry-forwards	(0.2)	(1.3)	(0.9)
Non-utilized operating losses	3.2	1.4	0.1
Foreign tax rate variances	(7.3)	(7.5)	(8.6)
State taxes, net of federal benefit	0.3	0.5	0.8
Earnings of equity investments	(0.4)	(0.3)	(0.2)
Tax credits	(3.2)	(3.0)	(3.3)
Changes in tax reserves	(0.0)	(2.4)	(0.4)
Cost of double taxation	0.9	0.7	1.9
Withholding taxes	1.3	1.9	2.7
Statutory Investment Allowances	(2.3)	(1.4)	0.0
Antitrust Settlement	0.9	—	—
Other, net	(0.8)	0.7	(1.0)

Effective income tax rate	27.4%	24.3%	26.1%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. On December 31, 2012, the Company had net operating loss carry-forwards (NOL’s) of approximately $302 million, of which approximately $218 million have no expiration date. The remaining losses expire on various dates through 2030. The Company also has $3.9 million of U.S. Foreign Tax Credit carry forwards, which expire in 2022. The Company also has Investment Tax Credit carry forwards of $8.3 million, which expire on various dates through 2021.

Valuation allowances have been established which partially offset the related deferred assets. The Company provides valuation allowances against potential future tax benefits when, in the opinion of management, based on the weight of available evidence, it is more likely than not that some portion of the deferred tax assets will not be realized. Such allowances are primarily provided against NOL’s of companies that have perennially incurred losses, as well as the NOL’s of companies that are start-up operations and have not established a pattern of profitability.

The Company has benefited from “tax holidays” in certain of its subsidiaries, principally in China. The foreign tax rate variance includes the effect of these tax holidays. These tax holidays typically take the form of reduced rates of tax on income for a period of several years following the establishment of an eligible company. These tax holidays have resulted in income tax savings of approximately $12 million ($0.13 per share) in 2012, $10 million ($0.11 per share) in 2011 and $18 million ($0.20 per share) in 2010. These special holiday rates expired at the end of 2012.

The Company has reserves for income taxes that may become payable in future periods as a result of tax audits. These reserves represent the Company’s best estimate of the potential liability for tax exposures. Inherent uncertainties exist in estimates of tax exposures due to changes in tax law, both legislated and concluded through the various jurisdictions’ court systems. The Company files income tax returns in the United States federal jurisdiction, and various states and foreign jurisdictions.

At any given time, the Company is undergoing tax audits in several tax jurisdictions, covering multiple years. The Company is no longer subject to income tax examination by the U.S. Federal tax authorities for years prior to 2009. With few exceptions, the Company is no longer subject to income tax examination by U.S. state or local tax authorities or by non-U.S. tax authorities for years before 2003. The Company concluded U.S. Federal tax audits covering years 2003-2008 in June 2011, and as a result of the conclusion of the U.S. tax audits and other proceedings, the Company released approximately $24 million of its tax reserves in the second quarter of 2011. The Company is undergoing tax audits in several non-U.S. jurisdictions covering multiple years. As of December 31, 2012, as a result of those tax examinations, the Company is not aware of any proposed income tax adjustments that would have a material impact on the Company’s financial statements, however, other audits could result in additional increases or decreases to the unrecognized tax benefits in some future period or periods.

The Company recognizes interest and potential penalties accrued related to unrecognized tax benefits in tax expense. As of January 1, 2012, the Company had recorded $15.6 million for unrecognized tax benefits related to prior years, including $2.5 million of accrued interest and penalties. During 2012, the Company recorded a net increase of $0.3 million to income tax reserves for unrecognized tax benefits based on tax positions related to the current and prior years and recorded a decrease of $0.3 million for interest and penalties related to unrecognized tax benefits of prior years. The Company had $2.2 million accrued for the payment of interest and penalties as of December 31, 2012. Of the total unrecognized tax benefits of $15.6 million recorded at December 31, 2012, $2.4 million is classified as current income tax payable, and $13.2 million is classified as non-current tax payable included in Other Non-Current Liabilities on the Consolidated Balance Sheet. Substantially all of these reserves would impact the effective tax rate if released into income.

TABULAR PRESENTATION OF TAX BENEFITS UNRECOGNIZED	2012	2011	2010
Unrecognized tax benefits at beginning of year	$14.0	$33.2	$37.1
Gross amounts of increases and decreases:
Increases as a result of tax positions taken during a prior period	1.3	5.1	0.0
Decreases as a result of tax positions taken during a prior period	(0.3)	(4.0)	(0.0)
Increases as a result of tax positions taken during the current period	0.6	1.9	1.2
Decreases as a result of tax positions taken during the current period	0.0	0.0	0.0
Decreases relating to settlements with taxing authorities	(0.3)	(5.1)	(1.0)
Decreases resulting from the lapse of the applicable statute of limitations	(1.3)	(15.9)	(4.2)
Translation Difference	0.7	(1.2)	0.1

Total unrecognized tax benefits at end of year	$14.7	$14.0	$33.2

DEFERRED TAXES DECEMBER 31	2012	2011
Assets
Provisions	$105.9	$96.1
Costs capitalized for tax	11.5	5.9
Property, plant and equipment	26.1	27.2
Retirement Plans	99.7	79.8
Tax receivables, principally NOL’s	104.9	80.8
Deferred tax assets before allowances	$348.1	$289.8
Valuation allowances	(44.8)	(41.7)

Total	$303.3	$248.1

Liabilities
Acquired intangibles	$(29.2)	$(31.9)
Statutory tax allowances	(1.5)	(2.1)
Insurance deposit	(7.5)	(7.6)
Distribution taxes	(43.0)	(32.0)
Other	(2.5)	(1.4)

Total	$(83.7)	$(75.0)

Net deferred tax asset	$219.6	$173.1

VALUATION ALLOWANCES AGAINST DEFERRED TAX ASSETS DECEMBER 31	2012	2011	2010
Allowances at beginning of year	$41.7	$30.1	$54.2
Benefits reserved current year	15.7	31.2	2.9
Benefits recognized current year	(11.7)	(15.1)	(33.5)
Write-offs and other changes	(0.0)	(1.5)	5.9
Translation difference	(0.9)	(3.0)	0.6
Allowances at end of year	$44.8	$41.7	$30.1

U.S. federal income taxes have not been provided on $4.0 billion of undistributed earnings of non-U.S. operations, which are considered to be permanently reinvested. Most of these undistributed earnings are not subject to withholding taxes upon distribution to intermediate holding companies. However, when appropriate, the Company provides for the cost of such distribution taxes. The Company has determined that it is not practicable to calculate the deferred tax liability if the entire $4.0 billion of earnings were to be distributed to the United States.

Receivables	12 Months Ended
Dec. 31, 2012
Receivables

5. Receivables

DECEMBER 31	2012	2011	2010
Receivables	$1,516.6	$1,466.1	$1,375.1
Allowance at beginning of year	$(8.3)	$(7.5)	$(8.7)
Reversal of allowance	2.1	1.7	2.2
Addition to allowance	(2.1)	(4.7)	(2.1)
Write-off against allowance	1.2	2.0	0.9
Translation difference	(0.2)	0.2	0.2
Allowance at end of year	$(7.3)	$(8.3)	$(7.5)

Total receivables, net of allowance	$1,509.3	$1,457.8	$1,367.6

Inventories	12 Months Ended
Dec. 31, 2012
Inventories

6. Inventories

DECEMBER 31	2012	2011	2010
Raw material	$287.7	$295.5	$271.8
Work in progress	225.9	219.9	216.7
Finished products	180.9	184.0	154.8
Inventories	$694.5	$699.4	$643.3

Inventory reserve at beginning of year	$(76.1)	$(81.6)	$(84.8)
Reversal of reserve	5.3	5.1	8.1
Addition to reserve	(22.9)	(17.2)	(16.1)
Write-off against reserve	10.4	16.9	10.2
Translation difference	(0.2)	0.7	1.0
Inventory reserve at end of year	$(83.5)	$(76.1)	$(81.6)

Total inventories, net of reserve	$611.0	$623.3	$561.7

Investments and Other Non-current Assets	12 Months Ended
Dec. 31, 2012
Investments and Other Non-current Assets

7. Investments and Other Non-current Assets

As of December 31, 2012 the Company had invested in four affiliated companies, which it currently does not control, but in which it exercises significant influence over operations and financial position. These investments are accounted for under the equity method, which means that a proportional share of the affiliated company’s net income increases the investment, and a proportional share of losses and payment of dividends decreases it. In the Consolidated Statements of Net Income, the proportional share of the affiliated company’s net income (loss) is reported as “Equity in earnings of affiliates”. The Company is applying deposit accounting for an insurance arrangement. For additional information on derivatives see Note 3.

DECEMBER 31	2012	2011
Investments in affiliated companies	$25.4	$21.0
Deferred tax assets	200.6	162.1
Income tax receivables	50.8	33.2
Derivative assets	15.8	15.1
Long-term interest bearing deposit (insurance arrangement)	23.2	22.6
Other non-current assets	25.5	25.6

Investments and other non-current assets	$341.3	$279.6

The most significant investments in affiliated companies and the respective percentage of ownership are:

COUNTRY	Ownership %	Company name
France	49%	EAK SA Composants pour L’Industrie Automobile
France	49%	EAK SNC Composants pour L’Industrie Automobile
Malaysia	49%	Autoliv-Hirotako Safety Sdn Bhd (parent and subsidiaries)
China	30%	Changchun Hongguang-Autoliv Vehicle Safety Systems Co. Ltd.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

8. Property, Plant and Equipment

DECEMBER 31	2012	2011	Estimated life
Land and land improvements	$119.3	$118.5	n/a to 15
Machinery and equipment	3,030.1	2,819.2	3-8
Buildings	764.3	739.0	20-40
Construction in progress	213.7	177.8	n/a

Property, plant and equipment	$4,127.4	$3,854.5

Less accumulated depreciation	(2,894.6)	(2,733.3)

Net of depreciation	$1,232.8	$1,121.2

DEPRECIATION INCLUDED IN	2012	2011	2010
Cost of sales	$225.4	$221.0	$233.6
Selling, general and administrative expenses	8.2	8.7	8.7
Research, development and engineering expenses	19.4	20.0	21.4

Total	$253.0	$249.7	$263.7

No fixed asset impairments were recognized during 2012 and 2011. Total fixed asset impairments in 2010 were $1.0 million, of which all were associated with restructuring activities.

The net book value of machinery and equipment under capital lease contracts recorded as of December 31, 2012 and 2011, amounted to $0.7 million and $0.9 million, respectively. The net book value of buildings and land under capital lease contracts recorded as of December 31, 2012 and 2011, amounted to $1.7 and $2.1 million, respectively.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets

9. Goodwill and Intangible Assets

UNAMORTIZED INTANGIBLES	2012	2011
Goodwill
Carrying amount at beginning of year	$1,607.0	$1,612.3
Acquisitions and purchase price adjustments	—	—
Translation differences	3.8	(5.3)

Carrying amount at end of year	$1,610.8	$1,607.0

AMORTIZED INTANGIBLES	2012	2011
Gross carrying amount	$403.4	$393.6
Accumulated amortization	(307.2)	(284.4)

Carrying value	$96.2	$109.2

No significant impairments were recognized during 2012, 2011 or 2010.

At December 31, 2012, goodwill assets include $1.2 billion associated with the 1997 merger of Autoliv AB and the Automotive Safety Products Division of Morton International, Inc.

At December 31, 2012, intangible assets subject to amortization mainly relate to acquired technology and contractual relationships. The aggregate amortization expense on intangible assets was $20.2 million in 2012, $18.6 million in 2011 and $18.0 million in 2010. The estimated amortization expense is as follows (in millions): 2013: $20.2; 2014: $16.2; 2015: $12.6; 2016: $11.6 and 2017: $10.7.

Restructuring and Other Liabilities	12 Months Ended
Dec. 31, 2012
Restructuring and Other Liabilities

10. Restructuring and Other Liabilities

Restructuring

Restructuring provisions are made on a case-by-case basis and primarily include severance costs incurred in connection with headcount reductions and plant consolidations. The Company expects to finance restructuring programs over the next several years through cash generated from its ongoing operations or through cash available under existing credit facilities. The Company does not expect that the execution of these programs will have an adverse impact on its liquidity position. The tables below summarize the change in the balance sheet position of the restructuring reserves from December 31, 2009 to December 31, 2012.

2012

In 2012, the employee-related restructuring provisions, made on a case-by-case basis, relate mainly to headcount reductions in Europe. The cash payments mainly relate to high-cost countries in Europe. The changes in the employee-related reserves have been charged against Other income (expense), net in the Consolidated Statements of Net Income. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2011 to December 31, 2012.

	December 31 2011	Provision/ Charge	Provision/ Reversal	Cash payments	Translation difference	December 31 2012
Restructuring employee-related	$31.4	$76.6	$(1.8)	$(33.3)	$2.0	$74.9
Other	0.9	0.3	(0.3)	(0.0)	—	0.9

Total reserve	$32.3	$76.9	$(2.1)	$(33.3)	$2.0	$75.8

2011

In 2011, the employee-related restructuring provisions, made on a case-by-case basis, relate mainly to headcount reductions throughout Europe and North America. Reversals in 2011 mainly relate to restructuring reserves in Europe and were due to capacity reduction that was not as severe as originally estimated. The cash payments mainly relate to high-cost countries in Europe and in Australia. The changes in the employee-related reserves have been charged against Other income (expense), net in the Consolidated Statements of Net Income. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2010 to December 31, 2011.

	December 31 2010	Provision/ Charge	Provision/ Reversal	Cash payments	Translation difference	December 31 2011
Restructuring employee-related	$48.4	$10.1	$(4.9)	$(22.2)	$(0.0)	$31.4
Other	0.2	0.8	—	(0.1)	—	0.9

Total reserve	$48.6	$10.9	$(4.9)	$(22.3)	$(0.0)	$32.3

2010

In 2010, the employee-related restructuring provisions, made on a case-by-case basis, relate mainly to headcount reductions throughout Europe. Reversals in 2010 mainly relate to restructuring reserves in North America and Europe and were due to capacity reduction that was not as severe as originally estimated. The cash payments mainly relate to high-cost countries in Europe and in Australia. The changes in the employee-related reserves have been charged against Other income (expense), net in the Consolidated Statements of Net Income. Impairment charges mainly relate to machinery and equipment impaired in connection with restructuring activities in Australia and Japan. The fixed asset impairments have been charged against Cost of sales in the Consolidated Statements of Net Income. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2009 to December 31, 2010.

	December 31 2009	Provision/ Charge	Provision/ Reversal	Cash payments	Non-cash	Translation difference	December 31 2010
Restructuring employee-related	$100.1	$30.3	$(10.2)	$(66.1)	$—	$(5.7)	$48.4
Fixed asset impairment	—	1.0	—	—	(1.0)	—	—
Other	0.2	0.2	—	(0.2)	—	—	0.2

Total reserve	$100.3	$31.5	$(10.2)	$(66.3)	$(1.0)	$(5.7)	$48.6

Product Related Liabilities	12 Months Ended
Dec. 31, 2012
Product Related Liabilities

11. Product Related Liabilities

Autoliv is exposed to product liability and warranty claims in the event that the Company’s products fail to perform as expected and such failure results, or is alleged to result, in bodily injury, and/or property damage or other loss. The Company has reserves for product risks. Such reserves are related to product performance issues including recall, product liability and warranty issues.

The Company records liabilities for product-related risks when probable claims are identified and when it is possible to reasonably estimate costs. Provisions for warranty claims are estimated based on prior experience, likely changes in performance of newer products, and the mix and volume of the products sold. The provisions are recorded on an accrual basis.

The increase in reserve in 2012 and 2011 mainly relates to warranty related issues. The increase in the reserve in 2010 mainly relates to recall related issues.

Cash payments in 2012 mainly relate to warranty related issues, and cash payments in 2011 mainly relate to recall related issues. Cash payments were made mainly for warranty related issues in 2010.

The table below summarizes the change in the balance sheet position of the product-related liabilities.

DECEMBER 31	2012	2011	2010
Reserve at beginning of the year	$33.0	$39.2	$30.6
Change in reserve	19.3	14.8	25.4
Cash payments	(22.7)	(21.2)	(17.0)
Translation difference	0.3	0.2	0.2

Reserve at end of the year	$29.9	$33.0	$39.2

Debt and Credit Agreements	12 Months Ended
Dec. 31, 2012
Debt and Credit Agreements

12. Debt and Credit Agreements

As part of its debt management, the Company enters into derivatives to achieve economically effective hedges and to minimize the cost of its funding. In this note, short-term debt and long-term debt are discussed including Debt-Related Derivatives (DRD), i.e. debt including fair value adjustments from hedges. The Debt Profile table also shows debt excluding DRD, i.e. reconciled to debt as reported in the balance sheet.

SHORT-TERM DEBT

As of December 31, 2012, total short-term debt was $70 million including $9 million of short-term portion of long-term loans. On April 30, 2012, Autoliv settled the purchase contracts underlying the equity units by issuing approximately 5.8 million shares of common stock in exchange for $106 million in proceeds generated by the maturity of the U.S. Treasury securities purchased following the remarketing (see below). In November 2012, $110 million of the short-term portion of U.S. private placement notes, which carried fixed interest rates of 5.6%, matured. The short-term portion of long-term loans consists of loans and financing at the subsidiary level, primarily $6 million of loans in Brazil carrying interest rates of 4.5% and $3 million of loans in Japan carrying interest rates of 1.6%.

The Company’s subsidiaries also have credit agreements, principally in the form of overdraft facilities, with a number of local banks. Total available short-term facilities, as of December 31, 2012, excluding commercial paper facilities as described below, amounted to $344 million, of which $60 million was utilized. The aggregate amount of unused short-term lines of credit at December 31, 2012 was $284 million. The weighted average interest rate on total short-term debt outstanding at December 31, 2012 and 2011 excluding the short-term portion of long-term debt was 3.7% and 8.8%, respectively. The lower average interest rate in 2012 compared to 2011 is due to lower short-term borrowing in Brazil, where interest rates are relatively higher.

LONG-TERM DEBT – OUTSTANDING LOANS

Long-term debt of $547 million consists of $290 million of senior notes issued in 2007 as private placements by Autoliv ASP Inc., a wholly owned subsidiary of the Company. The notes were guaranteed by the Company and consist of 4 tranches of varying sizes maturing in 2012 (see above), 2014, 2017 and 2019 respectively, which all carried fixed interest rates between 5.6% and 6.2%. The Company entered into swap arrangements with respect to part of the proceeds of the notes offering, most of which were cancelled in 2008 resulting in a mark-to-market gain. This gain is amortized through interest expense over the life of the respective notes.

As of December 31, 2012, only one interest rate swap with nominal value of $60 million remains outstanding. Consequently, $230 million of the long-term notes carry fixed interest rates varying between 4.6% and 5.8%, when including the amortization of the cancelled swaps, while $60 million carry floating interest rates at three-month LIBOR + 1.0%.

In March 2012, Autoliv completed the remarketing of the senior notes related to the equity units and the coupon of the notes was reset to 3.854% with a yield of 2.875%. The notes will have a carrying amount of $106 million at maturity, April 30, 2014. The remaining unamortized premium was $2 million at December 31, 2012.

In 2011, the Company repurchased a SEK 600 million note ($92 million equivalent) maturing in 2014 which carried a floating interest of STIBOR +3.9% at a discount and as a result reported $6.2 million as debt extinguishment cost. The Company also, to the same investor, issued a SEK 300 million note ($46 million equivalent) maturing in 2017 carrying a floating interest rate of STIBOR + 0.95%.

A new fixed-rate note was issued in December 2012 of 350 million SEK ($54 million equivalent). The 5-year note will mature in December 2017 and carries a fixed interest rate of 2.49%, which represents the European Investment Bank’s (EIB) cost of funds plus 0.3%. The remaining other long-term debt of $50 million, consisted primarily of $41 million equivalent loans borrowed by Autoliv do Brazil Ltda (a wholly-owned subsidiary), carrying an interest rate of 9.6%, of $4 million equivalent loans borrowed locally in Russia by Autoliv OOO (wholly-owned subsidiary) which carry an interest rate of 8.8% and of $4 million equivalent of loans borrowed from Japanese banks by Autoliv KK (a wholly-owned subsidiary), which carry an interest rate of 1.6%.

LONG-TERM DEBT – LOAN FACILITIES

In April 2011, the Company refinanced its revolving credit facility (RCF) of $1,100 million. The facility is syndicated among 14 banks and has two extension options where Autoliv can request the banks to extend the maturity to 2017 and 2018, respectively, on the first and second anniversary of the April 2011 loan facility, a so called 5+1+1 structure. In April 2012, Autoliv extended by one year essentially all of its $1,100 million RCF from April 2016 to April 2017 with unchanged terms and conditions. The Company pays a commitment fee of 0.19% (given the rating of BBB+ from Standard & Poor’s at December 31, 2012). Financing costs of $5 million were incurred in April 2011 and are amortized over the expected life of the facility. Borrowings under this facility are unsecured and bear interest based on the relevant LIBOR or IBOR rate. The commitment is available for general corporate purposes. Borrowings are prepayable at any time and are due at the respective expiration date. The extension fee of $0.5 million, incurred in April 2012, is amortized over the remaining expected life of the facility.

In June 2009, Autoliv AB, (a wholly-owned subsidiary) received an 18-month irrevocable loan commitment from the EIB of €225 million ($297 million equivalent). In July 2011, this commitment was amended and extended. In December 2012, a portion of this loan commitment was utilized (a SEK denominated note was issued, see above) and the remainder of the total €225 million EIB commitment expired.

In 2011, Autoliv also cancelled two other revolving credit facilities totaling $511 million as the Company’s refinanced credit facility and other commitments are more cost efficient.

As a result Autoliv has a $1.1 billion unutilized long-term debt facility available. The Company is not subject to any financial covenants, i.e. performance related restrictions, in any of its significant long-term borrowings or commitments.

The Company has two commercial paper programs: one SEK 7 billion (approx. $1,071 million) Swedish program and one $1,000 million U.S. program. Due to the cash position and the strong cash flow generation in 2012, both programs were unutilized at year-end. When notes have been outstanding under these programs, all of the notes have been classified as long-term debt because the Company has had the ability and intent to refinance these borrowings on a long-term basis either through continued commercial paper borrowings or utilization of the long-term credit facilities described above.

CREDIT RISK

In the Company’s financial operations, credit risk arises in connection with cash deposits with banks and when entering into forward exchange agreements, swap contracts or other financial instruments. In order to reduce this risk, deposits and financial instruments are only entered with a limited number of banks up to a calculated risk amount of $150 million per bank for banks rated A- or above and up to $50 million for banks rated BBB+. The policy of the Company is to work with banks that have a high credit rating and that participate in the Company’s financing. In addition to this, deposits can be placed in U.S. and Swedish government paper as well as up to $1,000 million in certain AAA rated money market funds. At year end 2012, the Company had $307 million in money market funds and $200 million in U.S. government paper.

The table below shows debt maturity as cash flow in the upper part which is reconciled with reported debt in the last row. For a description of hedging instruments used as part of debt management, see the Financial Instruments section of Note 1 and Note 3.

DEBT PROFILE

PRINCIPAL AMOUNT BY EXPECTED MATURITY	2013	2014	2015	2016	2017	Thereafter	Total long-term	Total
U.S. private placement notes (incl. DRD1)) (Weighted average interest rate 4.6%)2)	$—	$125.0	$—	$—	$105.0	$60.0	$290.0	$290.0
Overdraft/Other short-term debt (incl. DRD1)) (Weighted average interest rate 3.7%)	60.3	—	—	—	—	—	—	60.3
Notes issued as a part of Equity units3) (Interest rate 3.9%)	—	107.6	—	—	—	—	107.6	107.6
Medium-term notes (Weighted average interest rate 2.4%)	—	—	—	—	99.8	—	99.8	99.8
Other long-term loans, incl. current portion4) (Weighted average interest rate 8.0%)	9.5	47.6	2.1	—	—	—	49.7	59.2

Total debt as cash flow, (incl. DRD1))	$69.8	$280.2	$2.1	$—	$204.8	$60.0	$547.1	$616.9

DRD adjustment	—	—	—	—	—	15.8	15.8	15.8

Total debt as reported	$69.8	$280.2	$2.1	$—	$204.8	$75.8	$562.9	$632.7

1)	Debt Related Derivatives (DRD), i.e. the fair value adjustments associated with hedging instruments as adjustments to the carrying value of the underlying debt. 2) Interest rates will change as roll-overs occur prior to final maturity. 3) Repriced in 2012, final maturity in 2014. 4) Primarily external BRL and JPY loans drawn locally.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity

13. Shareholders’ Equity

The number of shares outstanding as of December 31, 2012 was 95,493,456.

DIVIDENDS	2012	2011	2010
Cash dividend paid per share	$1.89	$1.73	$0.65
Cash dividend declared per share	$1.94	$1.78	$1.05

OTHER COMPREHENSIVE (LOSS) INCOME / ENDING BALANCE1)	2012	2011	2010
Cumulative translation adjustments	$67.2	$38.4	$81.0
Net gain/(loss) of cash flow hedge derivatives	—	—	0.0
Net pension liability	(107.7)	(80.7)	(44.6)

Total (ending balance)	$(40.5)	$(42.3)	$36.4

Deferred taxes on cash flow hedge derivatives	$—	$—	$0.0
Deferred taxes on the pension liability	$59.7	$45.5	$25.0

1)	The components of Other Comprehensive (Loss) Income are net of any related income tax effects.

Equity and Equity Units Offering

On March 30, 2009, the Company sold, in an underwritten registered public offering, approximately 14.7 million common shares from treasury stock and 6.6 million equity units (the Equity Units), listed on the NYSE as Corporate Units, for an aggregate stated amount and public offering price of $235 million and $165 million, respectively. “Equity Units” is a term that describes a security that is either a Corporate Unit or a Treasury Unit, depending upon what type of note is used by the holder to secure the forward purchase contract (either a Note or a Treasury Security, as described below). The Equity Units initially consisted of a Corporate Unit which is (i) a forward purchase contract obligating the holder to purchase from the Company for a price in cash of $25, on the purchase contract settlement date of April 30, 2012, subject to early settlement in accordance with the terms of the Purchase Contract and Pledge Agreement, a certain number (at the Settlement Rate outlined in the Purchase Contract and Pledge Agreement) of shares of Common Stock; and (ii) a 1/40, or 2.5%, undivided beneficial ownership interest in a $1,000 principal amount of the Company’s 8% senior notes due 2014 (the “Senior Notes”).

The Settlement Rate was based on the applicable market value of the Company’s common stock on the purchase contract settlement date. Because the applicable market value of the Company’s common stock was higher than $19.20, the final settlement rate on April 30, 2012 was 1.3607 shares of common stock per Equity Unit, giving effect to the dividends paid in 2010, 2011 and first quarter of 2012. On April 30, 2012, the Company issued approximately 5.8 million shares of common stock to settle the outstanding purchase contracts.The Company allocated proceeds received upon issuance of the Equity Units based on relative fair values at the time of issuance. The fair value of the purchase contract at issuance was $3.75 and the fair value of the note was $21.25. The discount on the notes is amortized using the effective interest rate method. Accordingly, the difference between the stated rate (i.e. cash payments of interest) and the effective interest rate is credited to the value of the notes. Thus, at the end of the three years, the notes were stated on the balance sheet at their face amount. The Company allocated 1% of the 6% of underwriting commissions paid to the debt as deferred charges based on commissions paid for similar debt issuances, but including factors for market conditions at the time of the offering and the Company’s credit rating. The deferred charges were being amortized over the life of the note (until the remarketing settlement date on March 15, 2012) using the effective interest rate method. The remaining underwriting commissions of 5% were allocated to the equity forward and recorded as a reduction to paid-in capital. The fees associated with the remarketing (described below) were allocated the same way and the deferred charges will be similarly amortized over the life of the notes until April 30, 2014.

In the second quarter of 2010, pursuant to separately negotiated exchange agreements with holders representing an aggregate of approximately 2.3 million Equity Units, the Company issued an aggregate of approximately 3.1 million shares of Autoliv’s common stock from its treasury and paid an aggregate of approximately $7.4 million in cash to these holders in exchange for their Equity Units. Following these accelerated exchanges, 4,250,920 Equity Units remained outstanding prior to settlement on April 30,2012.

The Company successfully completed the remarketing of the Senior Notes in March 2012, pursuant to which the interest rate on the Senior Notes was reset and certain other terms of the Senior Notes were modified. On March 15, 2012, the coupon was reset to 3.854% with a yield of 2.875% per annum which will be applicable until final maturity on April 30, 2014. Autoliv did not receive any proceeds from the remarketing until the settlement of the forward stock purchase contracts on April 30, 2012. On April 30, 2012, Autoliv settled the purchase contracts by issuing approximately 5.8 million shares of common stock in exchange for $106,273,000 in proceeds generated by the maturity of the U.S. Treasury securities purchased following the remarketing. The settlement of the purchase contracts concluded Autoliv’s equity obligations under the Equity Units.

Share Repurchase Program

In total, Autoliv has repurchased 34.3 million shares between May 2000 and September 2008 for cash of $1,473.2 million, including commissions. Of the total amount of repurchased shares, 14.7 million shares were utilized for the equity offering in 2009, 3.1 million and 5.8 million shares were utilized for the repurchase of equity units in second quarter of 2010 and second quarter of 2012, respectively. In addition 3.5 million shares have been utilized by the Stock Incentive Plan whereof 0.4 million, 0.3 million and 0.8 million were utilized during 2012, 2011 and 2010, respectively. At December 31, 2012, 7.3 million of the repurchased shares remain in treasury stock.

In 2007, the Board of Directors approved an expansion of the Company’s existing Stock Repurchase Program. Under this mandate, another 3,188,045 Autoliv shares may still be repurchased.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information

14. Supplemental Cash Flow Information

The Company’s acquisitions and divestitures of businesses, net of cash acquired were as follows:

	2012	2011	2010
Acquisitions:
Fair value of assets acquired excluding cash	$—	$(32.4)	$(133.9)
Fair value of non-controlling interests	—	—	4.2
Liabilities assumed	—	9.2	52.3
Cash paid for prior year acquisitions	(1.8)	—	—

Acquisition of businesses, net of cash acquired	$(1.8)	$(23.2)	$(77.4)

	2012	2011	2010
Divestitures of business, net of cash disposed	$5.2	$5.4	$—

Payments for interest and income taxes were as follows:

	2012	2011	2010
Interest	$40	$68	$63
Income taxes	$237	$257	$149

Stock Incentive Plan	12 Months Ended
Dec. 31, 2012
Stock Incentive Plan

15. Stock Incentive Plan

Under the amended and restated Autoliv, Inc. 1997 Stock Incentive Plan (the Plan) adopted by the Shareholders, awards have been made to selected executive officers of the Company and other key employees in the form of stock options and Restricted Stock Units (RSUs). All stock options are granted for 10-year terms, have an exercise price equal to the fair value of the share at the date of grant, and become exercisable after one year of continued employment following the grant date. Each RSU represents a promise to transfer one of the Company’s shares to the employee after three years of service following the date of grant or upon retirement, whichever is earlier. The source of the shares issued upon share option exercise or lapse of RSU service period is generally from treasury shares. The Plan provides for the issuance of up to 9,585,055 common shares for awards. At December 31, 2012, 5,374,823 of these shares have been issued for awards. For stock options and RSUs outstanding and options exercisable at year end, see below.

The fair value of the RSUs is calculated as the fair value of the shares at the RSU grant date. The grant date fair value for RSUs granted in 2009, 2008 and 2007 (vested in 2012, 2011 and 2010) was $3.3 million, $4.5 million and $5.8 million, respectively. The aggregate intrinsic value for RSU’s outstanding at December 31, 2012 was $14.3 million. The weighted average fair value of RSU’s granted in 2012, 2011 and 2010, are $61.58, $68.33 and $41.99, respectively.

The weighted average grant date fair value of stock options granted during 2012, 2011 and 2010 was estimated at $18.01, $23.27 and $13.67 per share, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

	2012	2011	2010
Risk-free interest rate	0.9%	2.2%	2.5%
Dividend yield	2.8%	2.2%	2.2%
Expected life in years	4.1	4.1	4.1
Expected volatility	42.0%	45.0%	42.0%

The Company uses historical exercise data for determining the expected life assumption. Expected volatility is based on historical volatility.

The total stock (RSUs and stock options) compensation cost recognized in the Consolidated Statements of Net Income for 2012, 2011 and 2010 was $7.7 million, $7.4 million and $6.9 million, respectively.

The total compensation cost related to non-vested awards not yet recognized is $4.7 million for RSUs and the weighted average period over which this cost is expected to be recognized is approximately two years. There is no significant compensation cost not yet recognized for stock options.

Information on the number of RSUs and stock options related to the Plan during the period 2010 to 2012 is as follows:

RSUs	2012	2011	2010
Outstanding at beginning of year	320,122	360,928	351,659
Granted	72,900	64,599	102,120
Shares issued	(172,212)	(84,294)	(83,243)
Cancelled/Forfeited/Expired	(9,192)	(21,111)	(9,608)

Outstanding at end of year	211,618	320,122	360,928

STOCK OPTIONS	Number of options	Weighted average exercise price
Outstanding at Dec 31, 2009	1,586,618	$35.41
Granted	303,960	44.80
Exercised	(717,837)	30.90
Cancelled/Forfeited/Expired	(16,775)	53.96

Outstanding at Dec 31, 2010	1,155,966	$40.31

Granted	193,833	72.95
Exercised	(244,218)	40.32
Cancelled/Forfeited/Expired	(32,579)	38.38

Outstanding at Dec 31, 2011	1,073,002	$46.26

Granted	218,695	67.00
Exercised	(254,440)	33.26
Cancelled/Forfeited/Expired	(25,027)	50.59

Outstanding at Dec 31, 2012	1,012,230	$53.91

OPTIONS EXERCISABLE
At December 31, 2010	854,056	$38.73
At December 31, 2011	886,605	$40.65
At December 31, 2012	796,720	$50.37

The following summarizes information about stock options outstanding and exercisable on December 31, 2012:

RANGE OF EXERCISE PRICES	Number outstanding	Remaining contract life (in years)	Weighted average exercise price
$16.31 – $19.96	104,700	6.14	$16.31
$21.36 – $29.37	2,150	0.01	21.36
$40.26 – $49.60	299,590	4.86	45.63
$51.67 – $72.95	605,790	7.32	64.61

	1,012,230	6.46	$53.91

RANGE OF EXERCISE PRICES	Number exercisable	Remaining contract life (in years)	Weighted average exercise price
$16.31 – $19.96	104,700	6.14	$16.31
$21.36 – $29.37	2,150	0.01	21.36
$40.26 – $49.60	299,590	4.86	45.63
$51.67 – $72.95	390,280	6.32	63.30

	796,720	5.73	$50.37

The total aggregate intrinsic value, which is the difference between the exercise price and $67.39 (closing price per share at December 31, 2012), for all “in the money” stock options outstanding and exercisable was $14.9 million and $14.8 million, respectively.

Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Contingent Liabilities

16. Contingent Liabilities

Legal Proceedings

Various claims, lawsuits and proceedings are pending or threatened against the Company or its subsidiaries, covering a range of matters that arise in the ordinary course of its business activities with respect to commercial, product liability and other matters. Litigation is subject to many uncertainties, and the outcome of any litigation cannot be assured. After discussions with counsel, and with the exception of losses resulting from the antitrust matters described below, it is the opinion of management that the various legal proceedings and investigations to which the Company currently is a party will not have a material adverse impact on the consolidated financial position of Autoliv, but the Company cannot provide assurance that Autoliv will not experience material litigation, product liability or other losses in the future.

In 2009, Autoliv initiated a closure of its Normandy Precision Components (“NPC”) plant located in France. Most of the former NPC-employees that were not “protected” (i.e. not union representatives) filed claims in a French court claiming damages in an aggregate amount of €12 million (approximately $16 million) and/or other remedies. In February 2012, the French court ruled in favor of plaintiffs in an aggregate amount of €5.6 million (approximately $7 million), while rejecting certain other claims. Both sides have appealed the decision as far as not in their favor. As required under French law, Autoliv has paid the €5.6 million award pending the appeal.

In May 2008, a French court placed Eric Molleux Technologies Composants (“EMT”) into receivership, and liquidation proceedings were initiated in July 2009. As a result of Autoliv’s previous relationship with EMT, in March 2012 the liquidator initiated proceedings against Autoliv France and requested payment of €16.3 million (approximately $22 million), which represents the total amount of debt owed by EMT to its creditors (including Autoliv). The liquidator also requested an additional €4 million (approximately $5 million) corresponding to the debts of Autoliv Turkey towards EMT. Autoliv disputes the claims.

Antitrust Matters

Authorities in several jurisdictions are currently conducting broad, and in some cases, long-running investigations of suspected anti-competitive behavior among parts suppliers in the global automotive vehicle industry. These investigations include, but are not limited to, segments in which the Company operates. In addition to pending matters, authorities of other countries with significant light vehicle manufacturing or sales may initiate similar investigations. It is the Company’s policy to cooperate with governmental investigations.

On February 8, 2011, a Company subsidiary  received a grand jury subpoena from the Antitrust Division of the U.S. Department of Justice (“DOJ”) related to its investigation of anti-competitive behavior among suppliers of occupant safety systems. On June 6, 2012, the Company entered into a plea agreement with the DOJ and subsequently pled guilty to two counts of antitrust law violations involving a Japanese subsidiary and paid a fine of $14.5 million. Under the terms of the agreement the Company will continue to cooperate with the DOJ in its investigation of other suppliers, but the DOJ will not otherwise prosecute Autoliv or any of its subsidiaries, present or former directors, officers or employees for the matters investigated (the DOJ did reserve the option to prosecute three specific employees, none of whom is a member of the senior management of the Company).

On June 7-9, 2011, representatives of the European Commission (“EC”), the European antitrust authority, visited two facilities of a Company subsidiary in Germany to gather information for a similar investigation. The investigation is still pending and the Company remains unable to estimate the financial impact such investigation will have or predict the reporting periods in which such financial impact may be recorded and has consequently not recorded a provision for loss as of December 31, 2012. However, management has concluded that it is probable that the Company’s operating results and cash flows will be materially adversely impacted for the reporting periods in which the EC investigation is resolved or becomes estimable.

On October 3, 2012, the Company received a letter from the Competition Bureau of Canada related to the subjects investigated by the DOJ and EC, seeking the voluntary production of certain corporate records and information related to sales subject to Canadian jurisdiction. On November 6, 2012, the Korean Fair Trade Commission visited one of the Company’s South Korean subsidiaries to gather information for a similar investigation. The Company cannot predict the duration, scope or ultimate outcome of either of these investigations and is unable to estimate the financial impact they may have, or predict the reporting periods in which any such financial impacts may be recorded. Consequently, the Company has not recorded a provision for loss as of December 31, 2012 with respect to either of these investigations. Also, since the Company’s plea agreement with the DOJ, involved the actions of employees of a Japanese subsidiary, the Japan Fair Trade Commission is evaluating whether to initiate an investigation.

The Company is also subject to civil litigation alleging anti-competitive conduct. Notably, the Company, several of its subsidiaries and its competitors are defendants in a total of twelve purported antitrust class action lawsuits, eleven of which are pending in the United States District Court for the Eastern District of Michigan (Brad Zirulnik v. Autoliv, Inc. et al. filed on June 6, 2012; A1A Airport & Limousine Service, Inc. v. Autoliv, Inc. et al. and Frank Cosenza v. Autoliv, Inc. et al. each filed on June 8, 2012; Meetesh Shah v. Autoliv, Inc., et al. filed on June 12, 2012; Martens Cars of Washington, Inc., et al. v. Autoliv, Inc., et al. and Richard W. Keifer, Jr. v. Autoliv, Inc. et al. each filed on June 26, 2012; Findlay Industries, Inc. v. Autoliv, Inc. filed on July 12, 2012; Beam’s Industries, Inc. v. Autoliv, Inc., et al. filed on July 21, 2012; Melissa Barron et al. v. Autoliv, Inc. et al. filed on July 24, 2012; Stephanie Kaleuha Petras v. Autoliv, Inc. et al. filed on August 14, 2012; and Superstore Automotive, Inc. et al. v. Autoliv, Inc. et al. filed on November 1, 2012). The twelfth lawsuit is pending under Canadian law in the Ontario Superior Court of Justice in Canada (Sheridan Chevrolet Cadillac Ltd. et al. v. Autoliv Inc. et al., filed on January 18, 2013).

Plaintiffs in these cases generally allege that the defendants have engaged in long-running global conspiracies to fix the prices of occupant safety systems or components thereof in violation of various antitrust laws and unfair or deceptive trade practice statutes. Plaintiffs seek to recover, on behalf of themselves and various purported classes of direct and indirect purchasers of occupant safety systems and purchasers or lessees of vehicles in which such systems have been installed, injunctive relief, treble damages and attorneys’ fees. The plaintiffs in these cases make allegations that extend significantly beyond the specific admissions of the plea discussed above. The Company denies these overly broad allegations and intends to actively defend itself against the same. While it is probable that the Company will incur losses as a result of these cases, the duration or ultimate outcome of these cases currently cannot be predicted or estimated and no provision for a loss has been recorded as of December 31, 2012.

Product Warranty, Recalls and Intellectual Property

Autoliv is exposed to various claims for damages and compensation if products fail to perform as expected. Such claims can be made, and result in costs and other losses to the Company, even where the product is eventually found to have functioned properly. If a product (actually or allegedly) fails to perform as expected the Company faces warranty and recall claims. If such (actual or alleged) failure results in bodily injury and/or property damage, the Company may also face product-liability claims. There can be no assurance that the Company will not experience material warranty, recall or product (or other) liability claims or losses in the future, or that the Company will not incur significant costs to defend against such claims. The Company may be required to participate in a recall involving its products. Each vehicle manufacturer has its own practices regarding product recalls and other product liability actions relating to its suppliers. As suppliers become more integrally involved in the vehicle design process and assume more of the vehicle assembly functions, vehicle manufacturers are increasingly looking to their suppliers for contribution when faced with recalls and product liability claims. A warranty, recall or product-liability claim brought against the Company in excess of its insurance may have a material adverse effect on the Company’s business. Vehicle manufacturers are also increasingly requiring their outside suppliers to guarantee or warrant their products and bear the costs of repair and replacement of such products under new vehicle warranties. A vehicle manufacturer may attempt to hold the Company responsible for some, or all, of the repair or replacement costs of defective products under new vehicle warranties, when the product supplied did not perform as represented. Accordingly, the future costs of warranty claims by customers may be material. However, the Company believes its established reserves are adequate to cover potential warranty settlements. Autoliv’s warranty reserves are based upon the Company’s best estimates of amounts necessary to settle future and existing claims. The Company regularly evaluates the appropriateness of these reserves, and adjusts them when appropriate. However, the final amounts determined to be due related to these matters could differ materially from the Company’s recorded estimates.

In addition, the global platforms and procedures used by vehicle manufacturers have led to quality performance evaluations being conducted on an increasingly global basis. Any one or more quality, warranty or other recall issue(s) (including those affecting few units and/or having a small financial impact) may cause a vehicle manufacturer to implement measures such as a temporary or prolonged suspension of new orders, which may have a material impact on the Company’s results of operations.

The Company believes that it is currently reasonably insured against significant warranty, recall and product liability risks, at levels sufficient to cover potential claims that are reasonably likely to arise in our businesses. Autoliv cannot be assured that the level of coverage will be sufficient to cover every possible claim that can arise in our businesses, now or in the future, or that such coverage always will be available on our current market terms should we, now or in the future, wish to extend or increase insurance.

In its products, the Company utilizes technologies which may be subject to intellectual property rights of third parties. While the Company seeks to identify the intellectual property rights of relevance to its products, and, where relevant, tries to procure the necessary rights to utilize such intellectual property rights, we may fail to do so. When this happens, the Company may be exposed to material claims from the owners of such rights. If the Company has sold products which infringe upon such rights, our customers may be entitled to be indemnified by us for the claims they suffer as a result thereof. Such claims could be material.

Lease Commitments	12 Months Ended
Dec. 31, 2012
Lease Commitments

17. Lease Commitments

Operating Lease

The Company leases certain offices, manufacturing and research buildings, machinery, automobiles, data processing and other equipment under operating lease contracts. The operating leases, some of which are non-cancellable and include renewals, expire at various dates through 2045. The Company pays most maintenance, insurance and tax expenses relating to leased assets. Rental expense for operating leases was $35.5 million for 2012, $36.4 million for 2011 and $29.4 million for 2010.

At December 31, 2012, future minimum lease payments for non-cancellable operating leases total $110.8 million and are payable as follows (in millions): 2013: $33.3; 2014: $26.1; 2015: $18.3; 2016: $13.5; 2017: $8.2; 2018 and thereafter: $11.4.

Capital Lease

The Company leases certain property, plant and equipment under capital lease contracts. The capital leases expire at various dates through 2015. At December 31, 2012, future minimum lease payments for non-cancellable capital leases total $1.3 million and are payable as follows (in millions): 2013: $0.6; 2014: $0.4; 2015: $0.3; 2016: $0.0; 2017: $0.0; 2018 and thereafter: $0.0.

Retirement Plans	12 Months Ended
Dec. 31, 2012
Retirement Plans

18. Retirement Plans

Defined Contribution Plans

Many of the Company’s employees are covered by government sponsored pension and welfare programs. Under the terms of these programs, the Company makes periodic payments to various government agencies. In addition, in some countries the Company sponsors or participates in certain non-governmental defined contribution plans. Contributions to defined contribution plans for the years ended December 31, 2012, 2011 and 2010 were $16.4 million, $13.2 million and $13.2 million, respectively.

Multiemployer Plans

The Company participates in multiemployer plans in Sweden, Canada, Spain and the Netherlands, which are all deemed insignificant. The largest of these plans is in Sweden, the ITP-2 pension plan, which is funded through Alecta. For employees born before 1979, the plan provides a final pay pension benefit based on all service with participating employers. The Company must pay for pay increases in excess of inflation on service earned with previous employers. The plan also provides disability and family benefits. The plan is more than 100% funded. The Company contributions to the multiemployer plan in Sweden for the year ended December 31, 2012, 2011 and 2010 were $2.3 million, $1.8 million and $2.1 million respectively.

Defined Benefit Plans

The Company has a number of defined benefit pension plans, both contributory and non-contributory, in the U.S., Canada, Germany, France, Japan, Mexico, Sweden, South Korea, India, Turkey, Thailand, Philippines and the United Kingdom. There are funded as well as unfunded plan arrangements which provide retirement benefits to both U.S. and non-U.S. participants. The main plan is the U.S. plan for which the benefits are based on an average of the employee’s earnings in the years preceding retirement and on credited service. The Company has closed participation in the Autoliv ASP, Inc. Pension Plan to exclude those employees hired after December 31, 2003. Within the U.S. there is also a non-qualified restoration plan that provides benefits to employees whose benefits in the primary U.S. plan are restricted by limitations on the compensation that can be considered in calculating their benefits. For the Company’s non-U.S. defined benefit plans the most significant individual plan resides in the U.K. The Company has closed participation in the U.K. defined benefit plan to exclude all employees hired after April 30, 2003 with few members accruing benefits. In October 2011 approximately half of the benefit obligation and all plan assets in Japan were settled, requiring additional contributions, and converted into a new defined contribution plan.

CHANGES IN BENEFIT OBLIGATIONS AND PLAN ASSETS FOR THE PERIODS ENDED DECEMBER 31

	U.S.		Non-U.S.
	2012	2011	2012	2011
Benefit obligation at beginning of year	$257.0	$190.4	$160.5	$170.2
Service cost	8.3	6.3	12.0	12.3
Interest cost	12.3	10.0	7.1	7.6
Actuarial (gain) loss due to:
Change in discount rate	34.1	31.0	16.3	9.5
Experience	13.7	5.9	(0.0)	(0.1)
Other assumption changes	(5.9)	19.4	1.3	(4.9)
Plan participants’ contributions	—	—	0.2	0.2
Plan amendments	—	—	0.1	0.8
Benefits paid	(5.3)	(5.7)	(5.6)	(8.5)
Settlements	—	(0.3)	(7.0)	(25.3)
Curtailments	—	—	0.0	0.3
Special termination benefits	—	—	0.1	0.1
Acquisitions	—	—	—	—
Other	—	—	6.2	(0.1)
Translation difference	—	—	4.2	(1.6)

Benefit obligation at end of year	$314.2	$257.0	$195.4	$160.5

Fair value of plan assets at beginning of year	$140.5	$136.9	$83.9	$87.7

Actual return on plan assets	17.5	2.0	8.0	7.7
Company contributions	6.7	7.3	11.9	22.8
Plan participants’ contributions	—	—	0.2	0.2
Benefits paid	(5.3)	(5.7)	(5.6)	(8.5)
Settlements	—	—	(7.0)	(25.3)
Acquisitions	—	—	—	—
Other	—	—	(0.2)	(0.1)
Translation difference	—	—	3.6	(0.6)

Fair value of plan assets at year end	$159.4	$140.5	$94.8	$83.9

Funded status recognized in the balance sheet	$(154.8)	$(116.5)	$(100.6)	$(76.6)

The U.S. plan provides that benefits may be paid in the form of a lump sum if so elected by the participant. In order to more accurately reflect a market-derived pension obligation, Autoliv adjusts the assumed lump sum interest rate to reflect market conditions as of each December 31. This methodology is consistent with the approach required under the Pension Protection Act of 2006, which provides the rules for determining minimum funding requirements in the U.S.

The short-term portion of the pension liability is not significant.

COMPONENTS OF NET PERIODIC BENEFIT COST ASSOCIATED WITH THE DEFINED BENEFIT RETIREMENT PLANS

	U.S.
	2012	2011	2010
Service cost	$8.3	$6.3	$5.1
Interest cost	12.3	10.0	9.1
Expected return on plan assets	(10.2)	(9.9)	(8.5)
Amortization of prior service credit	(1.0)	(1.0)	(1.0)
Amortization of actuarial loss	8.5	5.4	3.4
Settlement	—	0.4	—

Net periodic benefit cost	$17.9	$11.2	$8.1

	Non-U.S.
	2012	2011	2010
Service cost	$12.0	$12.3	$10.0
Interest cost	7.1	7.6	6.5
Expected return on plan assets	(3.9)	(4.4)	(4.2)
Amortization of prior service costs	0.1	0.1	0.2
Amortization of actuarial loss	1.4	1.0	0.5
Settlement loss (gain)	1.0	4.5	0.5
Curtailment loss (gain)	—	0.2	0.3
Special termination benefits	0.1	0.1	0.2

Net periodic benefit cost	$17.8	$21.4	$14.0

The estimated prior service credit for the U.S. defined benefit pension plans that will be amortized from other comprehensive income into net benefit cost over the next fiscal year is $(1.0) million. Amortization of net actuarial losses is expected to be $9.7 million in 2013. Net periodic benefit cost associated with these U.S. plans was $17.9 million in 2012 and is expected to be around $18.9 million in 2013. The estimated prior service cost and net actuarial loss for the non-U.S. defined benefit pension plans that will be amortized from other comprehensive income into net benefit cost over the next fiscal year are $0.2 and $2.5 million respectively. Net periodic benefit cost associated with these non-U.S. plans was $17.8 million in 2012 and is expected to be around $19.6 million in 2013. The amortization of the net actuarial loss is made over the estimated remaining service lives of the plan participants, 11 years for U.S. and 3-22 years for non-U.S. participants, varying between the different countries depending on the age of the work force.

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX AS OF DECEMBER 31

	U.S.		Non-U.S.
	2012	2011	2012	2011
Net actuarial loss (gain)	$136.7	$110.6	$34.0	$21.9
Prior service (credit) cost	(4.0)	(5.0)	1.6	1.6

Total accumulated other comprehensive income recognized in the balance sheet	$132.7	$105.6	$35.6	$23.5

CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX FOR THE PERIODS ENDED DECEMBER 31

	U.S.		Non-U.S.
	2012	2011	2012	2011
Total retirement benefit recognized in accumulated other comprehensive income at beginning of year	$105.6	$46.5	$23.5	$27.3
Net actuarial loss (gain)	34.6	64.1	13.5	1.2
Prior service cost (credit)	—	—	0.1	0.8
Amortization of prior service costs	1.0	1.0	(0.1)	(0.1)
Amortization of actuarial loss	(8.5)	(6.0)	(2.3)	(5.4)
Translation difference	—	—	0.9	(0.3)

Total retirement benefit recognized in accumulated other comprehensive income at end of year	$132.7	$105.6	$35.6	$23.5

The accumulated benefit obligation for the U.S. non-contributory defined benefit pension plans was $262.1 and $198.5 million at December 31, 2012 and 2011, respectively. The accumulated benefit obligation for the non-U.S. defined benefit pension plans was $164.4 and $140.3 million at December 31, 2012 and 2011, respectively.

Pension plans for which the accumulated benefit obligation (ABO) is notably in excess of the plan assets reside in the following countries: the U.S., France, Germany, Japan, South Korea and Sweden.

PENSION PLANS FOR WHICH ABO EXCEEDS THE FAIR VALUE OF PLAN ASSETS AS OF DECEMBER 31

	U.S.		Non-U.S.
	2012	2011	2012	2011
Projected Benefit Obligation (PBO)	$314.2	$257.0	$125.0	$87.6
Accumulated Benefit Obligation (ABO)	$262.1	$198.5	$101.8	$69.2
Fair value of plan assets	$159.4	$140.5	$24.7	$5.9

The Company, in consultation with its actuarial advisors, determines certain key assumptions to be used in calculating the projected benefit obligation and annual net periodic benefit cost.

ASSUMPTIONS USED TO DETERMINE THE BENEFIT OBLIGATIONS AS OF DECEMBER 31

	U.S.		Non-U.S.1)
% WEIGHTED AVERAGE	2012	2011	2012	2011
Discount rate	4.05	4.60	1.50-4.50	1.50-5.50
Rate of increases in compensation level	3.50	3.50	2.25-5.00	2.25-5.00

ASSUMPTIONS USED TO DETERMINE THE NET PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31

	U.S.
% WEIGHTED AVERAGE	2012	2011	2010
Discount rate	4.60	5.05	5.80
Rate of increases in compensation level	3.50	3.80	4.00
Expected long-term rate of return on assets	7.50	7.50	7.50

Non-U.S.1)
% WEIGHTED AVERAGE	2012	2011	2010
Discount rate	1.50-5.50	1.25–6.00	1.75-7.00
Rate of increases in compensation level	2.25-5.00	2.25-6.50	2.25-5.00
Expected long-term rate of return on assets	3.75-5.75	1.50-6.25	2.00-6.25

1)	The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 90% of the total Non-U.S. projected benefit obligation.

The discount rate for the U.S. plans has been set based on the rates of return on high-quality fixed-income investments currently available at the measurement date and expected to be available during the period the benefits will be paid. The expected timing of cash flows from the plan has also been considered in selecting the discount rate. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate. The discount rate for the U.K. plan has been set based on the weighted average yields on long-term high-grade corporate bonds and is determined by reference to financial markets on the measurement date.

The expected rate of increase in compensation levels and long-term rate of return on plan assets are determined based on a number of factors and must take into account long-term expectations and reflect the financial environment in the respective local market.

The level of equity exposure is currently targeted at approximately 65% for the primary U.S. plan and approximately 50% for all plans combined. The investment objective is to provide an attractive risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that Autoliv believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio. The Company assumes a long-term rate of return on the U.S. plan assets of 7.5% for calculating the 2012 expense.

The Company has assumed a long-term rate of return on the non-U.S. plan assets in a range of 3.75-5.75% for 2012. The closed U.K. plan which has a targeted and actual allocation of almost 100% debt instruments accounts for approximately 53% of the total non-U.S. plan assets.

Autoliv made contributions to the U.S. plan during 2012 and 2011 amounting to $6.7 million and $7.3 million, respectively. Contributions to the U.K. plan during 2012 and 2011 amounted to $0.3 million and $0.3 million, respectively. The Company expects to contribute $7.0 million to its U.S. pension plan in 2013 and is currently projecting a yearly funding at approximately the same level in the years thereafter. For the UK plan, which is the most significant non-U.S. pension plan, the Company expects to contribute $0.3 million in 2013 and in the years thereafter.

FAIR VALUE OF TOTAL PLAN ASSETS FOR YEARS ENDED DECEMBER 31

ASSETS CATEGORY IN % WEIGHTED AVERAGE	U.S.	U.S.		Non-U.S.
	Target allocation	2012	2011	2012	2011
Equity securities	65	65	66	14	12
Debt instruments	35	35	34	60	59
Other assets	—	—	—	26	29

Total	100	100	100	100	100

The following table summarizes the valuation of the Company’s plan assets by the pricing observability levels:

	Total carrying amount in statement of financial position December 31, 2012	Fair value measurement at December 31, 2012 using:
		Level 1	Level 2	Level 3
Assets
US Equity
Large Cap	$66.9	$—	$66.9	$—
Mid Cap	8.1	—	8.1	—
Small Cap	8.1	—	8.1	—
Non-US Equity	33.7	—	33.7	—
US Bonds
Government	—	—	—	—
Corporate	—	—	—	—
Aggregate	55.5	—	55.5	—
Non-US Bonds
Government	—	—	—	—
Corporate	50.7	—	50.7	—
Aggregate	5.7	—	5.7	—
Insurance Contracts	19.5	—	19.5	—
Other Investments	6.0	—	6.0	—

Total	$254.2	$—	$254.2	$—

	Total carrying amount in statement of financial position December 31, 2011	Fair value measurement at December 31, 2011 using:
		Level 1	Level 2	Level 3
Assets
US Equity
Large Cap	$60.5	$—	$60.5	$—
Mid Cap	7.2	—	7.2	—
Small Cap	7.3	—	7.3	—
Non-US Equity	27.8	—	27.8	—
US Bonds
Government	20.2	—	20.2	—
Corporate	9.7	—	9.7	—
Aggregate	16.3	—	16.3	—
Non-US Bonds
Government	4.5	—	4.5	—
Corporate	46.4	—	46.4	—
Insurance Contracts	18.0	—	18.0	—
Other Investments	6.5	—	6.5	—

Total	$224.4	$—	$224.4	$—

The fair value measurement level within the fair value hierarchy (see note 3) is based on the lowest level of any input that is significant to the fair value measurement. After further analysis of the characteristics of certain investments (e.g. fair values based on net asset values held by common collective trusts) we have evaluated the fair value of plan assets should be reported as Level 2. Prior year amounts have been reclassified to conform to current year presentation. These revisions in the disclosed classification had no effect on the reported fair values of these instruments.

The estimated future benefit payments for the pension benefits reflect expected future service, as appropriate. The amount of benefit payments in a given year may vary from the projected amount, especially for the U.S. plan since this plan pays the majority of benefits as a lump sum, where the lump sum amounts vary with market interest rates.

PENSION BENEFITS EXPECTED PAYMENTS	U.S.	Non-U.S.
2013	$9.9	$5.7
2014	$11.0	$6.2
2015	$12.4	$6.8
2016	$14.4	$7.6
2017	$15.9	$8.9
Years 2018-2022	$105.2	$53.0

Postretirement Benefits Other than Pensions

The Company currently provides postretirement health care and life insurance benefits to most of its U.S. retirees. Such benefits in other countries are included in the tables below, but are not significant.

In general, the terms of the plans provide that U.S. employees who retire after attaining age 55, with five years of service (15 years after December 31, 2006), are eligible for continued health care and life insurance coverage. Dependent health care and life insurance coverage is also available. Most retirees contribute toward the cost of health care coverage with the contributions generally varying based on service. The plan was amended in 2003 to restrict participation to existing retirees who were eligible retirees as of December 31, 2003 and active employees who were eligible to participate in the Autoliv ASP, Inc. Pension Plan as of December 31, 2003. The plan provides a company paid subsidy based on service for all current and future retirees that qualify for retirement based on the restrictions stated above. Employees hired on or after January 1, 2004 are not eligible to participate in the plan. The amount of the company paid subsidy is frozen and will not change in the future. Generally, employees will need 15 years of service to qualify for a benefit from the plan in the future.

At present, there is no pre-funding of the postretirement benefits recognized. The Company has reviewed the impact of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (Medicare Part D) on its financial statements. Although the Plan may currently qualify for a subsidy from Medicare, the amount of the subsidy is so small that the expenses incurred to file for the subsidy may exceed the subsidy itself. Therefore the impact of any subsidy is ignored in the calculations as Autoliv will not be filing for any reimbursement from Medicare.

CHANGES IN BENEFIT OBLIGATIONS AND PLAN ASSETS FOR POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS AS OF DECEMBER 31

	2012	2011	2010
Benefit obligation at beginning of year	$30.8	$27.9	$28.1
Service cost	1.1	1.3	1.2
Interest cost	1.3	1.5	1.4
Actuarial (gain) loss due to:
Change in discount rate	1.9	3.1	1.7
Experience	(3.1)	0.5	(3.7)
Other assumption changes	3.2	(2.7)	—
Benefits paid	(0.5)	(0.8)	(0.8)
Other	(0.1)	—	—

Benefit obligation at end of year	$34.6	$30.8	$27.9

Fair value of plan assets at beginning of year	$—	$—	$—

Company contributions	0.5	0.8	0.8
Benefits paid	(0.5)	(0.8)	(0.8)

Fair value of plan assets at end of year	$—	$—	$—

Accrued postretirement benefit cost recognized in the balance sheet	$(34.6)	$(30.8)	$(27.9)

The liability for postretirement benefits other than pensions is classified as other non-current liabilities in the balance sheet. The short-term portion of the liability for postretirement benefits other than pensions is not significant.

COMPONENTS OF NET PERIODIC BENEFIT COST ASSOCIATED WITH THE POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS

PERIOD ENDED DECEMBER 31	2012	2011	2010
Service cost	$1.1	$1.3	$1.2
Interest cost	1.3	1.5	1.4
Amortization of prior service cost	(0.1)	(0.1)	(0.1)
Amortization of actuarial loss	(0.2)	(0.1)	(0.3)

Net periodic benefit cost	$2.1	$2.6	$2.2

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX ASSOCIATED WITH POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS AS OF DECEMBER 31

	U.S.		Non-U.S.
	2012	2011	2012	2011
Net actuarial loss (gain)	$0.1	$(1.6)	$(0.7)	$(1.0)
Prior service cost (credit)	(0.3)	(0.3)	(0.0)	—

Total accumulated other comprehensive income recognized in the balance sheet	$(0.2)	$(1.9)	$(0.7)	$(1.0)

For measuring end-of-year obligations at December 31, 2012, health care trends are not needed due to the fixed-cost nature of the benefits provided in 2012 and beyond. After 2006, all retirees receive a fixed dollar subsidy toward the cost of their health benefits. The subsidy will not increase in future years.

The weighted average discount rate used to determine the U.S. postretirement benefit obligation was 4.25% in 2012 and 4.60% in 2011. The average discount rate used in determining the postretirement benefit cost was 4.60% in 2012, 5.40% in 2011 and 5.80% in 2010.

A one percentage point increase or decrease in the annual health care cost trend rates would have had no significant impact on the Company’s net benefit cost for the current period or on the accumulated postretirement benefit obligation at December 31, 2012. This is due to the fixed-dollar nature of the benefits provided under the plan.

The estimated net gain and prior service credit for the postretirement benefit plans that will be amortized from other comprehensive income into net benefit cost over the next fiscal year are approximately $0.1 million combined.

The estimated future benefit payments for the postretirement benefits reflect expected future service as appropriate.

POSTRETIREMENT BENEFITS PAYMENTS	EXPECTED
2013	$1.0
2014	$1.0
2015	$1.2
2016	$1.3
2017	$1.5
Years 2018–2022	$10.5

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

19. Segment Information

The Company’s primary safety products (mainly various airbag and seatbelt products and components) are integrated complete systems that function together with common electronic and sensing systems. The Company has concluded that its operating segments meet the criteria for combination for reporting purposes into a single reportable segment.

The Company’s customers consist of all major European, U.S. and Asian automobile manufacturers. Sales to individual customers representing 10% or more of net sales were:

In 2012: GM 15% (incl. Opel, etc.), Ford 11% and Renault 11% (incl. Nissan).

In 2011: GM 15% (incl. Opel, etc.), Renault 12% (incl. Nissan) and Ford 10%.

In 2010: GM 14% (incl. Opel, etc.) and Renault 13% (incl. Nissan).

NET SALES	2012	2011	2010
Europe	$2,645	$3,102	$2,759
Americas	2,870	2,559	2,194
China	1,098	982	813
Japan	830	758	791
Rest of Asia	824	831	614

Total	$8,267	$8,232	$7,171

The Company has attributed net sales to the geographic area based on the location of the entity selling the final product.

External sales in the U.S. amounted to $2,104 million, $1,920 million and $1,651 million in 2012, 2011 and 2010, respectively. Of the external sales, exports from the U.S. to other regions amounted to approximately $574 million, $535 million and $431 million in 2012, 2011 and 2010, respectively.

SALES BY PRODUCT	2012	2011	2010
Airbags and associated products1)	$5,392	$5,393	$4,722
Seatbelts and associated products	2,657	2,679	2,364
Active safety products	218	160	85

Total	$8,267	$8,232	$7,171

1)	Includes sales of steering wheels, passive safety electronics, inflators and initiators.

LONG-LIVED ASSETS	2012	2011
Europe	$731	$641
Americas	1,977	1,946
China	243	198
Japan	130	152
Rest of Asia	200	180

Total	$3,281	$3,117

Long-lived assets in the U.S. amounted to $1,812 million and $1,774 million for 2012 and 2011, respectively. For 2012, $1,497 million (2011, $1,518 million) of the long-lived assets in the U.S. refers to intangible assets, principally from acquisition goodwill.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share

20. Earnings Per Share

The weighted average shares used in calculating earnings per share were:

	2012	2011	2010
Weighted average shares basic	93.5	89.2	87.3
Effect of dilutive securities:
stock options/share awards	0.3	0.5	0.6
equity units	1.3	4.0	4.5

Weighted average shares diluted	95.1	93.7	92.4

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events	21. Subsequent Events There were no reportable events subsequent to December 31, 2012.

Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (unaudited)

22. Quarterly Financial Data (unaudited)

2012	Q1	Q2	Q3	Q4
Net sales	$2,178.9	$2,088.8	$1,947.1	$2,051.9
Gross profit	441.1	422.1	387.6	395.4
Income before taxes	141.1	182.4	175.1	170.0
Net income attributable to controlling interests	100.5	126.4	117.5	138.7
Earnings per share
– basic	$1.12	$1.35	$1.23	$1.45
– diluted	$1.07	$1.33	$1.23	$1.45
Dividends paid	$0.45	$0.47	$0.47	$0.50

2011	Q1	Q2	Q3	Q4
Net sales	$2,108.6	$2,061.5	$2,017.6	$2,044.7
Gross profit	466.0	421.6	411.2	429.1
Income before taxes	239.8	185.0	192.6	210.9
Net income attributable to controlling interests	181.5	145.0	138.4	158.5
Earnings per share
– basic	$2.04	$1.62	$1.55	$1.78
– diluted	$1.93	$1.54	$1.48	$1.70
Dividends paid	$0.40	$0.43	$0.45	$0.45

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Nature of Operations

Nature of Operations

Through its operating subsidiaries, Autoliv is a supplier of automotive safety systems, with a broad range of product offerings, including modules and components for passenger and driver-side airbags, side-impact airbag protection systems, seatbelts, steering wheels, safety electronics, whiplash protection systems and child seats, including components for such systems, as well as night vision systems, radar and other active safety systems. Autoliv has approximately 80 production facilities and operates in 29 countries. Our customers include the world’s largest car manufacturers.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements have been prepared in accordance with United States (U.S.) Generally Accepted Accounting Principles (GAAP) and include Autoliv, Inc. and all companies over which Autoliv, Inc. directly or indirectly exercises control, which as a general rule means that the Company owns more than 50% of the voting rights. Since January 1, 2010, consolidation is also required when the Company has both the power to direct the activities of a variable interest entity (VIE) and the obligation to absorb losses or right to receive benefits from the VIE that could be significant to the VIE.

All intercompany accounts and transactions within the Company have been eliminated from the consolidated financial statements.

Investments in affiliated companies in which the Company exercises significant influence over the operations and financial policies, but does not control, are reported using the equity method of accounting. Generally, the Company owns between 20 and 50 percent of such investments.

Business Combinations

Business Combinations

From January 1, 2009 transactions in which the Company obtains control of a business are accounted for according to the acquisition method as described in Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 805, Business Combinations. The assets acquired and liabilities assumed are recognized and measured at their full fair values as of the date control is obtained, regardless of the percentage ownership in the acquired entity or how the acquisition was achieved. Acquisition related costs in connection with a business combination are expensed as incurred. Contingent considerations are recognized and measured at fair value at the acquisition date and classified as either liabilities or equity based on appropriate GAAP.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of net sales and expenses during the reporting period. The accounting estimates that require management’s most significant judgments include the estimation of retroactive price adjustments, valuation of stock based payments, assessment of recoverability of goodwill and intangible assets, estimation of pension benefit obligations based on actuarial assumptions, estimation of accruals for warranty and product liabilities, restructuring charges, uncertain tax positions, valuation allowances and legal proceedings. Actual results could differ from those estimates.

Revenue Recognition

Revenue Recognition

Revenues are recognized when there is evidence of a sales agreement, delivery of goods has occurred, the sales price is fixed and determinable and the collectability of revenue is reasonably assured. The Company records revenue from the sale of manufactured products upon shipment to customers and transfer of title and risk of loss under standard commercial terms (typically F.O.B. shipping point). In those limited instances where other terms are negotiated and agreed, revenue is recorded when title and risk of loss are transferred to the customer.

Accruals are made for retroactive price adjustments when probable and able to be reasonably estimated.

Net sales exclude taxes assessed by a governmental authority that are directly imposed on revenue-producing transactions between the Company and its customers.

Cost of Sales

Cost of Sales

Shipping and handling costs are included in Cost of sales in the Consolidated Statements of Net Income. Contracts to supply products which extend for periods in excess of one year are reviewed when conditions indicate that costs may exceed selling prices, resulting in losses. Losses on long-term supply contracts are recognized when probable and estimable.

Research, Development and Engineering

Research, Development and Engineering (R,D&E)

Research and development and most engineering expenses are expensed as incurred. These expenses are reported net of income from contracts to perform engineering design and product development services. Such income is not significant in any period presented.

Certain engineering expenses related to long-term supply arrangements are capitalized when the defined criteria, such as the existence of a contractual guarantee for reimbursement, are met. The aggregate amount of such assets is not significant in any period presented.

Tooling is generally agreed upon as a separate contract or a separate component of an engineering contract, as a pre-production project. Capitalization of tooling costs is made only when the specific criteria for capitalization of customer-funded tooling are met or the criteria for capitalization as Property, Plant & Equipment (P,P&E) for tools owned by the Company are fulfilled. Depreciation on the Company’s own tooling is recognized in the Consolidated Statements of Net Income as Cost of sales.

Stock Based Compensation

Stock Based Compensation

The compensation costs for all of the Company’s stock-based compensation awards are determined based on the fair value method as defined in ASC 718, Compensation—Stock Compensation. The Company records the compensation expense for Restricted Stock Units (RSUs), awards under the Stock Incentive Plan, and stock options over the vesting period.

Income Tax

Income Taxes

Current tax liabilities and assets are recognized for the estimated taxes payable or refundable on the tax returns for the current year. In certain circumstances, payments or refunds may extend beyond twelve months, in such cases amounts would be classified as non-current taxes payable or refundable. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences and carry-forwards that result from events that have been recognized in either the financial statements or the tax returns, but not both. The measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws. Deferred tax assets are reduced by the amount of any tax benefits that are not expected to be realized. Current and non-current components of deferred tax balances are reported separately based on financial statement classification of the related asset or liability giving rise to the temporary difference. If a deferred tax asset or liability is not related to an asset or liability that exists for financial reporting purposes, including deferred tax assets related to carry forwards, the deferred tax asset or liability would be classified based on the expected reversal date of the temporary differences. Tax assets and liabilities are not offset unless attributable to the same tax jurisdiction and netting is possible according to law and expected to take place in the same period.

Tax benefits associated with tax positions taken in the Company’s income tax returns are initially recognized and measured in the financial statements when it is more likely than not that those tax positions will be sustained upon examination by the relevant taxing authorities. The Company’s evaluation of its tax benefits is based on the probability of the tax position being upheld if challenged by the taxing authorities (including through negotiation, appeals, settlement and litigation). Whenever a tax position does not meet the initial recognition criteria, the tax benefit is subsequently recognized and measured if there is a substantive change in the facts and circumstances that cause a change in judgment concerning the sustainability of the tax position upon examination by the relevant taxing authorities. In cases where tax benefits meet the initial recognition criterion, the Company continues, in subsequent periods, to assess its ability to sustain those positions. A previously recognized tax benefit is derecognized when it is no longer more likely than not that the tax position would be sustained upon examination. Liabilities for unrecognized tax benefits are classified as non-current unless the payment of the liability is expected to be made within the next 12 months.

Earnings per Share

Earnings per Share

The Company calculates basic earnings per share (EPS) by dividing net income attributable to controlling interest by the weighted-average number of common shares outstanding for the period (net of treasury shares). When it would not be antidilutive (such as during periods of net loss), the diluted EPS also reflects the potential dilution that could occur if common stock were issued for awards under the Stock Incentive Plan and for common stock issued upon conversion of the equity units.

Cash Equivalents	Cash Equivalents The Company considers all highly liquid investment instruments purchased with a maturity of three months or less to be cash equivalents.
Receivables

Receivables

The Company has guidelines for calculating the allowance for bad debts. In determining the amount of a bad debt allowance, management uses its judgment to consider factors such as the age of the receivables, the Company’s prior experience with the customer, the experience of other enterprises in the same industry, the customer’s ability to pay, and/or an appraisal of current economic conditions. Collateral is typically not required. There can be no assurance that the amount ultimately realized for receivables will not be materially different than that assumed in the calculation of the allowance.

Financial Instruments

Financial Instruments

The Company uses derivative financial instruments, “derivatives”, as part of its debt management to mitigate the market risk that occurs from its exposure to changes in interest and foreign exchange rates. The Company does not enter into derivatives for trading or other speculative purposes. The use of such derivatives is in accordance with the strategies contained in the Company’s overall financial policy. The derivatives outstanding at year-end are either interest rate swaps or foreign exchange swaps. All swaps principally match the terms and maturity of the underlying debt and no swaps have a maturity beyond 2019.

All derivatives are recognized in the consolidated financial statements at fair value. Certain derivatives are from time to time designated either as fair value hedges or cash flow hedges in line with the hedge accounting criteria. For certain other derivatives hedge accounting is not applied either because non-hedge accounting treatment creates the same accounting result or the hedge does not meet the hedge accounting requirements, although entered into applying the same rationale concerning mitigating market risk that occurs from changes in interest and foreign exchange rates.

When a hedge is classified as a fair value hedge, the change in the fair value of the hedge is recognized in the Consolidated Statements of Net Income along with the offsetting change in the fair value of the hedged item. When a hedge is classified as a cash flow hedge, any change in the fair value of the hedge is initially recorded in equity as a component of Other Comprehensive Income, (OCI), and reclassified into the Consolidated Statements of Net Income when the hedge transaction affects net earnings. There were no material reclassifications from OCI to the Consolidated Statements of Net Income in 2012 and, likewise, no material reclassifications are expected in 2013. Any ineffectiveness has been immaterial.

For further details on the Company’s financial instruments, see Note 3.

Inventories

Inventories

The cost of inventories is computed according to the first-in, first-out method (FIFO). Cost includes the cost of materials, direct labor and the applicable share of manufacturing overhead. Inventories are evaluated based on individual or, in some cases, groups of inventory items. Reserves are established to reduce the value of inventories to the lower of cost or market, with the market generally defined as net realizable value for finished goods and replacement cost for raw materials and work-in-process. Excess inventories are quantities of items that exceed anticipated sales or usage for a reasonable period. The Company has guidelines for calculating provisions for excess inventories based on the number of months of inventories on hand compared to anticipated sales or usage. Management uses its judgment to forecast sales or usage and to determine what constitutes a reasonable period. There can be no assurance that the amount ultimately realized for inventories will not be materially different than that assumed in the calculation of the reserves.

Property, Plant and Equipment

Property, Plant and Equipment

Property, Plant and Equipment are recorded at historical cost. Construction in progress generally involves short-term projects for which capitalized interest is not significant. The Company provides for depreciation of property, plant and equipment computed under the straight-line method over the assets’ estimated useful lives. Depreciation on capital leases is recognized in the Consolidated Statements of Net Income over the shorter of the assets’ expected life or the lease contract terms. Repairs and maintenance are expensed as incurred.

The Company evaluates the carrying value of long-lived assets other than goodwill when indications of impairment are evident. Impairment testing is primarily done by using the cash flow method based on undiscounted future cash flows.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill represents the excess of the fair value of consideration transferred over the fair value of net assets of businesses acquired. Goodwill is not amortized, but is subject to at least an annual review for impairment. Other intangible assets, principally related to acquired technology and contractual relationships, are amortized over their useful lives which range from 3 to 25 years.

As of December 31, 2012 and 2011, the Company recorded goodwill of approximately $1.6 billion which nearly all is associated with the reporting unit Airbag & Seatbelt Systems. Approximately $1.2 billion is goodwill associated with the 1997 merger of Autoliv AB and the Automotive Safety Products Division of Morton International, Inc. The Company performs its annual impairment testing in the fourth quarter of each year. Impairment testing is required more often than annually if an event or circumstance indicates that an impairment, or decline in value, may have occurred. The impairment testing of goodwill is based on two different reporting units: 1) Airbag & Seatbelt Systems and 2) Active Safety Systems.

In conducting its impairment testing, the Company compares the estimated fair value of each of its reporting units to the related carrying value of the reporting unit. If the estimated fair value of a reporting unit exceeds its carrying value, goodwill is considered not to be impaired. If the carrying value of a reporting unit exceeds its estimated fair value, an impairment loss is measured and recognized by the amount which the carrying amount of the goodwill exceeds the implied fair value of the goodwill determined by assigning the fair value of the reporting unit to all of the assets and liabilities of that unit.

The estimated fair value of the reporting unit is determined by the discounted cash flow method taking into account expected long-term operating cash-flow performance. The Company discounts projected operating cash flows using its weighted average cost of capital, including a risk premium to adjust for market risk. The estimated fair value is based on automotive industry volume projections which are based on third-party and internally developed forecasts and discount rate assumptions. Significant assumptions include terminal growth rates, terminal operating margin rates, future capital expenditures and working capital requirements.

To supplement this analysis, the Company compares the market value of its equity, calculated by reference to the quoted market prices of its shares, to the book value of its equity.

There were no impairments of goodwill from 2010 through 2012.

Insurance Deposits

Insurance Deposits

The Company has entered into liability and recall insurance contracts to mitigate the risk of costs associated with product recalls. These are accounted for under the deposit method of accounting based on the existing contractual terms.

Warranties and Recalls

Warranties and Recalls

The Company records liabilities for product recalls when probable claims are identified and when it is possible to reasonably estimate costs. Recall costs are costs incurred when the customer decides to formally recall a product due to a known or suspected safety concern. Product recall costs typically include the cost of the product being replaced as well as the customer’s cost of the recall, including labor to remove and replace the defective part.

Provisions for warranty claims are estimated based on prior experience, likely changes in performance of newer products and the mix and volume of products sold. The provisions are recorded on an accrual basis.

Restructuring Provisions

Restructuring Provisions

The Company defines restructuring expense to include costs directly associated with rightsizing, exit or disposal activities.

Estimates of restructuring charges are based on information available at the time such charges are recorded. In general, management anticipates that restructuring activities will be completed within a timeframe such that significant changes to the exit plan are not likely. Due to inherent uncertainty involved in estimating restructuring expenses, actual amounts paid for such activities may differ from amounts initially estimated.

Pension Obligations

Pension Obligations

The Company provides for both defined contribution plans and defined benefit plans. A defined contribution plan generally specifies the periodic amount that the employer must contribute to the plan and how that amount will be allocated to the eligible employees who perform services during the same period. A defined benefit pension plan is one that contains pension benefit formulas, which generally determine the amount of pension benefit that each employee will receive for services performed during a specified period of employment.

The amount recognized as a defined benefit liability is the net total of projected benefit obligation (PBO) minus the fair value of plan assets (if any) (see Note 18). The plan assets are measured at fair value. The inputs to the fair value measurement of the plan assets are mainly level 2 inputs (see Note 3).

Contingent Liabilities

Contingent Liabilities

Various claims, lawsuits and proceedings are pending or threatened against the Company or its subsidiaries, covering a range of matters that arise in the ordinary course of its business activities with respect to commercial, product liability or other matters (see Note 16).

The Company diligently defends itself in such matters and, in addition, carries insurance coverage to the extent reasonably available against insurable risks.

The Company records liabilities for claims, lawsuits and proceedings when they are probable and it is possible to reasonably estimate the cost of such liabilities. Legal costs expected to be incurred in connection with a loss contingency are expensed as such costs are incurred.

The Company believes, based on currently available information, that the resolution of outstanding matters, other than the antitrust matters, after taking into account recorded liabilities and available insurance coverage, should not have a material effect on the Company’s financial position or results of operations.

However, due to the inherent uncertainty associated with such matters, there can be no assurance that the final outcomes of these matters will not be materially different than currently estimated.

Translation of Non-U. S. Subsidiaries

Translation of Non-U.S. Subsidiaries

The balance sheets of subsidiaries with functional currency other than U.S. dollars are translated into U.S. dollars using year-end rates of exchange.

The statement of operations of these subsidiaries is translated into U.S. dollars at the average rates of exchange for the year. Translation differences are reflected in equity as a component of OCI.

Receivables and Liabilities in Non-Functional Currencies

Receivables and Liabilities in Non-Functional Currencies

Receivables and liabilities not denominated in functional currencies are converted at year-end rates of exchange. Net transaction gains/(losses), reflected in the Consolidated Statements of Net Income amounted to $(5.6) million in 2012, $(11.1) million in 2011 and (9.1) million in 2010, and are recorded in operating income if they relate to operational receivables and liabilities or are recorded in other financial items, net if they relate to financial receivables and liabilities.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05”, which defers the requirement in ASU 2011-05 that companies present reclassification adjustment for each component of accumulated other comprehensive income (AOCI) in both net income and other comprehensive income (OCI) on the face of the financial statements. The effective dates of ASU 2011-12 are consistent with the effective dates of ASU 2011-05, which is effective for fiscal years and interim periods beginning after December 15, 2011. The adoption of ASU No. 2011-12 had no impact on the Company’s consolidated financial statements, other than presentation of comprehensive income.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”, which requires disclosure of financial instruments and derivatives that are either offset on the balance sheet in accordance with ASC 210-20-45 or ASC 815-10-45, or subject to a master netting arrangement, irrespective of whether they are offset on the balance sheet. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013 and interim periods within those annual periods. Entities should provide the disclosures required by this ASU retrospectively for all comparative periods presented. The adoption of ASU 2011-11 will have an impact on the Company’s disclosures about its financial instruments to the consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income,” which updates Accounting Standards Codification (“ASC”) Topic 220. The adoption of ASU No. 2011-05 eliminates the ability of reporting entities to present changes in other comprehensive income as a component of stockholders’ equity, and requires that changes in other comprehensive income be shown either in a continuous statement of comprehensive income or as a statement immediately following the statement of earnings. ASU No. 2011-05 is effective for interim and annual periods beginning after December 15, 2011. The adoption of ASU No. 2011-05 had no impact on the Company’s consolidated financial statements, other than presentation of comprehensive income.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which updates ASC Topic 820. ASU No. 2011-04 clarifies the intent of ASC 820 around the highest and best use concept being relevant only to nonfinancial assets, the fair value of instruments in shareholders’ equity should be measured from the perspective of a market participant holding the instrument as an asset, and the appropriate usage of premiums and discounts in a fair value measurement. ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The adoption of ASU No. 2011-04 did not have an impact on the Company’s consolidated financial statements, other than disclosures related to fair value measurements.

Reclassifications	Reclassifications Certain prior-year amounts have been reclassified to conform to current year presentation.

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Valuation of Company's Derivatives by Pricing Observability Levels

The following table summarizes the valuation of the Company’s derivatives by the above pricing observability levels:

	Total carrying amount in Consolidated Balance Sheets December 31		Fair value measurement at December 31, using:
			2012			2011
DESCRIPTION	2012	2011	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Derivatives	$16.5	$19.7	—	$16.5	—	—	$19.7	—

Total Assets	$16.5	$19.7	—	$16.5	—	—	$19.7	—

Liabilities
Derivatives	$0.7	$0.6	—	$0.7	—	—	$0.6	—

Total Liabilities	$0.7	$0.6	—	$0.7	—	—	$0.6	—

Fair Value and Carrying Value of Debt

The fair value and carrying value of debt is summarized in the table below. For further details on the Company’s debt, see Note 12.

FAIR VALUE OF DEBT, DECEMBER 31

	Carrying value1)	Fair value	Carrying value1)	Fair value
DESCRIPTION	2012	2012	2011	2011
Long-term debt
U.S. private placement	$305.8	$329.5	$305.1	$331.9
Medium-term notes	99.8	99.4	43.3	40.6
Notes2)	107.6	108.9	—	—
Other long-term debt	49.7	49.7	15.1	15.1

Total	$562.9	$587.5	$363.5	$387.6

Short-term debt
Overdrafts and other short-term debt	$60.3	$60.3	$63.2	$63.2
Short-term portion of long-term debt3)	9.5	9.5	132.4	136.5
Notes2)	—	—	107.2	109.9

Total	$69.8	$69.8	$302.8	$309.6

1)	Debt as reported in balance sheet.
2)	Notes issued as part of the equity units offering were remarketed in April 2012, final maturity in April 2014 (for further information see Note 12 and 13).
3)	$110 million carrying value of U.S. private placement note matured in 2012.

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The tables below present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011 and amount of gain (loss) recognized in the Consolidated Statement of Net Income for the years ending December 31, 2012, 2011 and 2010. Although the Company is party to close-out netting agreements with most derivative counterparties, the fair values in the tables below and in the Consolidated Balance Sheets at December 31, 2012 and 2011, have been presented on a gross basis.

FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2012

DESCRIPTION	Nominal volume	Derivative asset	Derivative liability	Balance Sheet location
Derivatives designated as hedging instruments
Interest rate swaps, less than 7 years (fair value hedge)	$60.0	$15.8	$—	Other non-current asset

Total derivatives designated as hedging instruments	$60.0	$15.8	$—

Derivatives not designated as hedging instruments
Foreign exchange swaps, less than 6 months	$700.8	$0.7	$0.7	Other current assets/liabilities
Total derivatives not designated as hedging instruments	$700.8	$0.7	$0.7

Total derivatives	$760.8	$16.5	$0.7

FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2011

DESCRIPTION	Nominal volume		Derivative asset	Derivative liability	Balance Sheet location
Derivatives designated as hedging instruments
Interest rate swaps, less than 8 years (fair value hedge)	$60.0		$15.1	$—	Other non-current asset

Total derivatives designated as hedging instruments	$60.0		$15.1	$—

Derivatives not designated as hedging instruments
Foreign exchange swaps, less than 6 months	$845.2	1)	$4.6	$0.6	Other current assets/liabilities
Total derivatives not designated as hedging instruments	$845.2		$4.6	$0.6

Total derivatives	$905.2		$19.7	$0.6

1)	The nominal value is netted for offsetting swaps with a counterpart with which Autoliv has a master netting agreement. The gross nominal value is $1,241.9 million.

Derivatives Designated as Hedging Instruments

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER 2012

	Nominal volume	Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense
Derivatives designated as hedging instruments
Interest rate swaps, less than 7 years (fair value hedge)	$60.0	—	$0.7	—	—	—
Total derivatives designated as hedging instruments	$60.0
Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0	—	$(0.7)	—	—	—
Total gain (loss) in Consolidated Statement of Net Income			$0.0

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER 2011

	Nominal volume	Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense
Derivatives designated as hedging instruments
Interest rate swaps, less than 8 years (fair value hedge)	$60.0	—	$5.9	—	—	—
Total derivatives designated as hedging instruments	$60.0
Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0	—	$(5.9)	—	—	—
Total gain (loss) in Consolidated Statement of Net Income			$0.0

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER 2010

	Nominal volume		Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense
Derivatives designated as hedging instruments
Cross currency interest rate swaps, less than 1 year (cash flow hedge)	$54.0	1)	$1.9	$—	$—	$—	$0.2
Interest rate swaps, less than 10 years (fair value hedge)	60.0		—	2.8	—	—	—
Total derivatives designated as hedging instruments	$114.0
Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0		—	$(2.8)	—	—	—
Total gain (loss) in Consolidated Statement of Net Income				$0.0

1)	Cross currency interest rate swaps with a nominal value of $54 million have matured in 2010.

Derivatives Not Designated as Hedging Instruments

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER

	Nominal volume				Other financial items, net			Interest expense			Interest income
	2012	2011		2010	2012	2011	2010	2012	2011	2010	2012	2011	2010
Derivatives not designated as hedging instruments
Cross currency interest rate swaps, less than 1 year	$—	$—		$40.3	$—	$(3.8)	$2.0	$—	$0.1	$0.2	$—	$—	$—
Foreign exchange swaps	700.8	845.2	1)	1,486.2	(4.0)	6.8	(1.0)	(0.1)	0.2	(0.3)	—	—	—

Total derivatives not designated as hedging instruments	$700.8	$845.2		$1,526.5

1)	The nominal value is netted for offsetting swaps with a counterpart with which Autoliv has a master netting agreement. The gross nominal value is $1,241.9 million.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Income (Loss) Before Income Taxes

INCOME BEFORE INCOME TAXES	2012	2011	2010
U.S.	$171.2	$165.1	$132.8
Non-U.S.	497.4	663.2	672.7

Total	$668.6	$828.3	$805.5

Schedule of Provision for Income Taxes
PROVISION FOR INCOME TAXES	2012	2011	2010
Current
U.S. federal	$62.8	$32.3	$60.9
Non-U.S.	146.2	157.6	120.0
U.S. state and local	5.8	6.5	11.3
Deferred
U.S. federal	0.2	1.8	(8.9)
Non-U.S.	(29.6)	3.0	28.2
U.S. state and local	(2.4)	0.1	(1.5)

Total income tax expense (benefit)	$183.0	$201.3	$210.0

Schedule of Effective Income Tax Rate
EFFECTIVE INCOME TAX RATE	2012	2011	2010
U.S. federal income tax rate	35.0%	35.0%	35.0%
Net operating loss carry-forwards	(0.2)	(1.3)	(0.9)
Non-utilized operating losses	3.2	1.4	0.1
Foreign tax rate variances	(7.3)	(7.5)	(8.6)
State taxes, net of federal benefit	0.3	0.5	0.8
Earnings of equity investments	(0.4)	(0.3)	(0.2)
Tax credits	(3.2)	(3.0)	(3.3)
Changes in tax reserves	(0.0)	(2.4)	(0.4)
Cost of double taxation	0.9	0.7	1.9
Withholding taxes	1.3	1.9	2.7
Statutory Investment Allowances	(2.3)	(1.4)	0.0
Antitrust Settlement	0.9	—	—
Other, net	(0.8)	0.7	(1.0)

Effective income tax rate	27.4%	24.3%	26.1%

Schedule of Tabular Presentation of Tax Benefits Unrecognized

TABULAR PRESENTATION OF TAX BENEFITS UNRECOGNIZED	2012	2011	2010
Unrecognized tax benefits at beginning of year	$14.0	$33.2	$37.1
Gross amounts of increases and decreases:
Increases as a result of tax positions taken during a prior period	1.3	5.1	0.0
Decreases as a result of tax positions taken during a prior period	(0.3)	(4.0)	(0.0)
Increases as a result of tax positions taken during the current period	0.6	1.9	1.2
Decreases as a result of tax positions taken during the current period	0.0	0.0	0.0
Decreases relating to settlements with taxing authorities	(0.3)	(5.1)	(1.0)
Decreases resulting from the lapse of the applicable statute of limitations	(1.3)	(15.9)	(4.2)
Translation Difference	0.7	(1.2)	0.1

Total unrecognized tax benefits at end of year	$14.7	$14.0	$33.2

Schedule of Deferred Taxes

DEFERRED TAXES DECEMBER 31	2012	2011
Assets
Provisions	$105.9	$96.1
Costs capitalized for tax	11.5	5.9
Property, plant and equipment	26.1	27.2
Retirement Plans	99.7	79.8
Tax receivables, principally NOL’s	104.9	80.8
Deferred tax assets before allowances	$348.1	$289.8
Valuation allowances	(44.8)	(41.7)

Total	$303.3	$248.1

Liabilities
Acquired intangibles	$(29.2)	$(31.9)
Statutory tax allowances	(1.5)	(2.1)
Insurance deposit	(7.5)	(7.6)
Distribution taxes	(43.0)	(32.0)
Other	(2.5)	(1.4)

Total	$(83.7)	$(75.0)

Net deferred tax asset	$219.6	$173.1

Schedule of Valuation Allowances Against Deferred Tax Assets

VALUATION ALLOWANCES AGAINST DEFERRED TAX ASSETS DECEMBER 31	2012	2011	2010
Allowances at beginning of year	$41.7	$30.1	$54.2
Benefits reserved current year	15.7	31.2	2.9
Benefits recognized current year	(11.7)	(15.1)	(33.5)
Write-offs and other changes	(0.0)	(1.5)	5.9
Translation difference	(0.9)	(3.0)	0.6
Allowances at end of year	$44.8	$41.7	$30.1

Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Receivables

DECEMBER 31	2012	2011	2010
Receivables	$1,516.6	$1,466.1	$1,375.1
Allowance at beginning of year	$(8.3)	$(7.5)	$(8.7)
Reversal of allowance	2.1	1.7	2.2
Addition to allowance	(2.1)	(4.7)	(2.1)
Write-off against allowance	1.2	2.0	0.9
Translation difference	(0.2)	0.2	0.2
Allowance at end of year	$(7.3)	$(8.3)	$(7.5)

Total receivables, net of allowance	$1,509.3	$1,457.8	$1,367.6

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Components of Inventories

DECEMBER 31	2012	2011	2010
Raw material	$287.7	$295.5	$271.8
Work in progress	225.9	219.9	216.7
Finished products	180.9	184.0	154.8
Inventories	$694.5	$699.4	$643.3

Inventory reserve at beginning of year	$(76.1)	$(81.6)	$(84.8)
Reversal of reserve	5.3	5.1	8.1
Addition to reserve	(22.9)	(17.2)	(16.1)
Write-off against reserve	10.4	16.9	10.2
Translation difference	(0.2)	0.7	1.0
Inventory reserve at end of year	$(83.5)	$(76.1)	$(81.6)

Total inventories, net of reserve	$611.0	$623.3	$561.7

Investments and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Investments and Other Non-Current Assets

DECEMBER 31	2012	2011
Investments in affiliated companies	$25.4	$21.0
Deferred tax assets	200.6	162.1
Income tax receivables	50.8	33.2
Derivative assets	15.8	15.1
Long-term interest bearing deposit (insurance arrangement)	23.2	22.6
Other non-current assets	25.5	25.6

Investments and other non-current assets	$341.3	$279.6

Schedule of Significant Investments and Respective Percentage of Ownership

The most significant investments in affiliated companies and the respective percentage of ownership are:

COUNTRY	Ownership %	Company name
France	49%	EAK SA Composants pour L’Industrie Automobile
France	49%	EAK SNC Composants pour L’Industrie Automobile
Malaysia	49%	Autoliv-Hirotako Safety Sdn Bhd (parent and subsidiaries)
China	30%	Changchun Hongguang-Autoliv Vehicle Safety Systems Co. Ltd.

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment

DECEMBER 31	2012	2011	Estimated life
Land and land improvements	$119.3	$118.5	n/a to 15
Machinery and equipment	3,030.1	2,819.2	3-8
Buildings	764.3	739.0	20-40
Construction in progress	213.7	177.8	n/a

Property, plant and equipment	$4,127.4	$3,854.5

Less accumulated depreciation	(2,894.6)	(2,733.3)

Net of depreciation	$1,232.8	$1,121.2

Depreciation Expense
DEPRECIATION INCLUDED IN	2012	2011	2010
Cost of sales	$225.4	$221.0	$233.6
Selling, general and administrative expenses	8.2	8.7	8.7
Research, development and engineering expenses	19.4	20.0	21.4

Total	$253.0	$249.7	$263.7

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Goodwill and Intangible Assets

UNAMORTIZED INTANGIBLES	2012	2011
Goodwill
Carrying amount at beginning of year	$1,607.0	$1,612.3
Acquisitions and purchase price adjustments	—	—
Translation differences	3.8	(5.3)

Carrying amount at end of year	$1,610.8	$1,607.0

AMORTIZED INTANGIBLES	2012	2011
Gross carrying amount	$403.4	$393.6
Accumulated amortization	(307.2)	(284.4)

Carrying value	$96.2	$109.2

Restructuring and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Change in Balance Sheet Position of Restructuring Reserves

2012

In 2012, the employee-related restructuring provisions, made on a case-by-case basis, relate mainly to headcount reductions in Europe. The cash payments mainly relate to high-cost countries in Europe. The changes in the employee-related reserves have been charged against Other income (expense), net in the Consolidated Statements of Net Income. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2011 to December 31, 2012.

	December 31 2011	Provision/ Charge	Provision/ Reversal	Cash payments	Translation difference	December 31 2012
Restructuring employee-related	$31.4	$76.6	$(1.8)	$(33.3)	$2.0	$74.9
Other	0.9	0.3	(0.3)	(0.0)	—	0.9

Total reserve	$32.3	$76.9	$(2.1)	$(33.3)	$2.0	$75.8

2011

In 2011, the employee-related restructuring provisions, made on a case-by-case basis, relate mainly to headcount reductions throughout Europe and North America. Reversals in 2011 mainly relate to restructuring reserves in Europe and were due to capacity reduction that was not as severe as originally estimated. The cash payments mainly relate to high-cost countries in Europe and in Australia. The changes in the employee-related reserves have been charged against Other income (expense), net in the Consolidated Statements of Net Income. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2010 to December 31, 2011.

	December 31 2010	Provision/ Charge	Provision/ Reversal	Cash payments	Translation difference	December 31 2011
Restructuring employee-related	$48.4	$10.1	$(4.9)	$(22.2)	$(0.0)	$31.4
Other	0.2	0.8	—	(0.1)	—	0.9

Total reserve	$48.6	$10.9	$(4.9)	$(22.3)	$(0.0)	$32.3

2010

In 2010, the employee-related restructuring provisions, made on a case-by-case basis, relate mainly to headcount reductions throughout Europe. Reversals in 2010 mainly relate to restructuring reserves in North America and Europe and were due to capacity reduction that was not as severe as originally estimated. The cash payments mainly relate to high-cost countries in Europe and in Australia. The changes in the employee-related reserves have been charged against Other income (expense), net in the Consolidated Statements of Net Income. Impairment charges mainly relate to machinery and equipment impaired in connection with restructuring activities in Australia and Japan. The fixed asset impairments have been charged against Cost of sales in the Consolidated Statements of Net Income. The table below summarizes the change in the balance sheet position of the restructuring reserves from December 31, 2009 to December 31, 2010.

	December 31 2009	Provision/ Charge	Provision/ Reversal	Cash payments	Non-cash	Translation difference	December 31 2010
Restructuring employee-related	$100.1	$30.3	$(10.2)	$(66.1)	$—	$(5.7)	$48.4
Fixed asset impairment	—	1.0	—	—	(1.0)	—	—
Other	0.2	0.2	—	(0.2)	—	—	0.2

Total reserve	$100.3	$31.5	$(10.2)	$(66.3)	$(1.0)	$(5.7)	$48.6

Product Related Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Change in Balance Sheet Position of Product-Related Liabilities

The table below summarizes the change in the balance sheet position of the product-related liabilities.

DECEMBER 31	2012	2011	2010
Reserve at beginning of the year	$33.0	$39.2	$30.6
Change in reserve	19.3	14.8	25.4
Cash payments	(22.7)	(21.2)	(17.0)
Translation difference	0.3	0.2	0.2

Reserve at end of the year	$29.9	$33.0	$39.2

Debt and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Debt Profile

DEBT PROFILE

PRINCIPAL AMOUNT BY EXPECTED MATURITY	2013	2014	2015	2016	2017	Thereafter	Total long-term	Total
U.S. private placement notes (incl. DRD1)) (Weighted average interest rate 4.6%)2)	$—	$125.0	$—	$—	$105.0	$60.0	$290.0	$290.0
Overdraft/Other short-term debt (incl. DRD1)) (Weighted average interest rate 3.7%)	60.3	—	—	—	—	—	—	60.3
Notes issued as a part of Equity units3) (Interest rate 3.9%)	—	107.6	—	—	—	—	107.6	107.6
Medium-term notes (Weighted average interest rate 2.4%)	—	—	—	—	99.8	—	99.8	99.8
Other long-term loans, incl. current portion4) (Weighted average interest rate 8.0%)	9.5	47.6	2.1	—	—	—	49.7	59.2

Total debt as cash flow, (incl. DRD1))	$69.8	$280.2	$2.1	$—	$204.8	$60.0	$547.1	$616.9

DRD adjustment	—	—	—	—	—	15.8	15.8	15.8

Total debt as reported	$69.8	$280.2	$2.1	$—	$204.8	$75.8	$562.9	$632.7

1)	Debt Related Derivatives (DRD), i.e. the fair value adjustments associated with hedging instruments as adjustments to the carrying value of the underlying debt. 2) Interest rates will change as roll-overs occur prior to final maturity. 3) Repriced in 2012, final maturity in 2014. 4) Primarily external BRL and JPY loans drawn locally.

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Dividends Paid

DIVIDENDS	2012	2011	2010
Cash dividend paid per share	$1.89	$1.73	$0.65
Cash dividend declared per share	$1.94	$1.78	$1.05

Other Comprehensive (Loss) Income
OTHER COMPREHENSIVE (LOSS) INCOME / ENDING BALANCE1)	2012	2011	2010
Cumulative translation adjustments	$67.2	$38.4	$81.0
Net gain/(loss) of cash flow hedge derivatives	—	—	0.0
Net pension liability	(107.7)	(80.7)	(44.6)

Total (ending balance)	$(40.5)	$(42.3)	$36.4

Deferred taxes on cash flow hedge derivatives	$—	$—	$0.0
Deferred taxes on the pension liability	$59.7	$45.5	$25.0

1)	The components of Other Comprehensive (Loss) Income are net of any related income tax effects.

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Acquisitions and Divestitures of Businesses, Net of Cash Acquired

The Company’s acquisitions and divestitures of businesses, net of cash acquired were as follows:

	2012	2011	2010
Acquisitions:
Fair value of assets acquired excluding cash	$—	$(32.4)	$(133.9)
Fair value of non-controlling interests	—	—	4.2
Liabilities assumed	—	9.2	52.3
Cash paid for prior year acquisitions	(1.8)	—	—

Acquisition of businesses, net of cash acquired	$(1.8)	$(23.2)	$(77.4)

	2012	2011	2010
Divestitures of business, net of cash disposed	$5.2	$5.4	$—

Schedule of Payments for Interest and Income Taxes Table	Payments for interest and income taxes were as follows:

	2012	2011	2010
Interest	$40	$68	$63
Income taxes	$237	$257	$149

Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Weighted Average Fair Value of Stock Options Granted

The weighted average grant date fair value of stock options granted during 2012, 2011 and 2010 was estimated at $18.01, $23.27 and $13.67 per share, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

	2012	2011	2010
Risk-free interest rate	0.9%	2.2%	2.5%
Dividend yield	2.8%	2.2%	2.2%
Expected life in years	4.1	4.1	4.1
Expected volatility	42.0%	45.0%	42.0%

Schedule of Number of Restricted Stock Units

Information on the number of RSUs and stock options related to the Plan during the period 2010 to 2012 is as follows:

RSUs	2012	2011	2010
Outstanding at beginning of year	320,122	360,928	351,659
Granted	72,900	64,599	102,120
Shares issued	(172,212)	(84,294)	(83,243)
Cancelled/Forfeited/Expired	(9,192)	(21,111)	(9,608)

Outstanding at end of year	211,618	320,122	360,928

Schedule of Number of Stock Options

STOCK OPTIONS	Number of options	Weighted average exercise price
Outstanding at Dec 31, 2009	1,586,618	$35.41
Granted	303,960	44.80
Exercised	(717,837)	30.90
Cancelled/Forfeited/Expired	(16,775)	53.96

Outstanding at Dec 31, 2010	1,155,966	$40.31

Granted	193,833	72.95
Exercised	(244,218)	40.32
Cancelled/Forfeited/Expired	(32,579)	38.38

Outstanding at Dec 31, 2011	1,073,002	$46.26

Granted	218,695	67.00
Exercised	(254,440)	33.26
Cancelled/Forfeited/Expired	(25,027)	50.59

Outstanding at Dec 31, 2012	1,012,230	$53.91

Schedule of Options Exercisable

STOCK OPTIONS	Number of options	Weighted average exercise price
Outstanding at Dec 31, 2009	1,586,618	$35.41
Granted	303,960	44.80
Exercised	(717,837)	30.90
Cancelled/Forfeited/Expired	(16,775)	53.96

Outstanding at Dec 31, 2010	1,155,966	$40.31

Granted	193,833	72.95
Exercised	(244,218)	40.32
Cancelled/Forfeited/Expired	(32,579)	38.38

Outstanding at Dec 31, 2011	1,073,002	$46.26

Granted	218,695	67.00
Exercised	(254,440)	33.26
Cancelled/Forfeited/Expired	(25,027)	50.59

Outstanding at Dec 31, 2012	1,012,230	$53.91

OPTIONS EXERCISABLE
At December 31, 2010	854,056	$38.73
At December 31, 2011	886,605	$40.65
At December 31, 2012	796,720	$50.37

Stock Options Outstanding
Schedule of Stock Option Plans

The following summarizes information about stock options outstanding and exercisable on December 31, 2012:

RANGE OF EXERCISE PRICES	Number outstanding	Remaining contract life (in years)	Weighted average exercise price
$16.31 – $19.96	104,700	6.14	$16.31
$21.36 – $29.37	2,150	0.01	21.36
$40.26 – $49.60	299,590	4.86	45.63
$51.67 – $72.95	605,790	7.32	64.61

	1,012,230	6.46	$53.91

Stock Options
Schedule of Stock Option Plans

RANGE OF EXERCISE PRICES	Number exercisable	Remaining contract life (in years)	Weighted average exercise price
$16.31 – $19.96	104,700	6.14	$16.31
$21.36 – $29.37	2,150	0.01	21.36
$40.26 – $49.60	299,590	4.86	45.63
$51.67 – $72.95	390,280	6.32	63.30

	796,720	5.73	$50.37

Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Pension Benefit Expected Payments

The estimated future benefit payments for the postretirement benefits reflect expected future service as appropriate.

POSTRETIREMENT BENEFITS PAYMENTS	EXPECTED
2013	$1.0
2014	$1.0
2015	$1.2
2016	$1.3
2017	$1.5
Years 2018–2022	$10.5

Defined Benefit Plan
Schedule of Changes in Benefit Obligations and Plan Assets

CHANGES IN BENEFIT OBLIGATIONS AND PLAN ASSETS FOR THE PERIODS ENDED DECEMBER 31

	U.S.		Non-U.S.
	2012	2011	2012	2011
Benefit obligation at beginning of year	$257.0	$190.4	$160.5	$170.2
Service cost	8.3	6.3	12.0	12.3
Interest cost	12.3	10.0	7.1	7.6
Actuarial (gain) loss due to:
Change in discount rate	34.1	31.0	16.3	9.5
Experience	13.7	5.9	(0.0)	(0.1)
Other assumption changes	(5.9)	19.4	1.3	(4.9)
Plan participants’ contributions	—	—	0.2	0.2
Plan amendments	—	—	0.1	0.8
Benefits paid	(5.3)	(5.7)	(5.6)	(8.5)
Settlements	—	(0.3)	(7.0)	(25.3)
Curtailments	—	—	0.0	0.3
Special termination benefits	—	—	0.1	0.1
Acquisitions	—	—	—	—
Other	—	—	6.2	(0.1)
Translation difference	—	—	4.2	(1.6)

Benefit obligation at end of year	$314.2	$257.0	$195.4	$160.5

Fair value of plan assets at beginning of year	$140.5	$136.9	$83.9	$87.7

Actual return on plan assets	17.5	2.0	8.0	7.7
Company contributions	6.7	7.3	11.9	22.8
Plan participants’ contributions	—	—	0.2	0.2
Benefits paid	(5.3)	(5.7)	(5.6)	(8.5)
Settlements	—	—	(7.0)	(25.3)
Acquisitions	—	—	—	—
Other	—	—	(0.2)	(0.1)
Translation difference	—	—	3.6	(0.6)

Fair value of plan assets at year end	$159.4	$140.5	$94.8	$83.9

Funded status recognized in the balance sheet	$(154.8)	$(116.5)	$(100.6)	$(76.6)

Schedule of Components of Net Periodic Benefit Cost

COMPONENTS OF NET PERIODIC BENEFIT COST ASSOCIATED WITH THE DEFINED BENEFIT RETIREMENT PLANS

	U.S.
	2012	2011	2010
Service cost	$8.3	$6.3	$5.1
Interest cost	12.3	10.0	9.1
Expected return on plan assets	(10.2)	(9.9)	(8.5)
Amortization of prior service credit	(1.0)	(1.0)	(1.0)
Amortization of actuarial loss	8.5	5.4	3.4
Settlement	—	0.4	—

Net periodic benefit cost	$17.9	$11.2	$8.1

	Non-U.S.
	2012	2011	2010
Service cost	$12.0	$12.3	$10.0
Interest cost	7.1	7.6	6.5
Expected return on plan assets	(3.9)	(4.4)	(4.2)
Amortization of prior service costs	0.1	0.1	0.2
Amortization of actuarial loss	1.4	1.0	0.5
Settlement loss (gain)	1.0	4.5	0.5
Curtailment loss (gain)	—	0.2	0.3
Special termination benefits	0.1	0.1	0.2

Net periodic benefit cost	$17.8	$21.4	$14.0

Schedule of Components of Accumulated Other Comprehensive Income Before Tax

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX AS OF DECEMBER 31

	U.S.		Non-U.S.
	2012	2011	2012	2011
Net actuarial loss (gain)	$136.7	$110.6	$34.0	$21.9
Prior service (credit) cost	(4.0)	(5.0)	1.6	1.6

Total accumulated other comprehensive income recognized in the balance sheet	$132.7	$105.6	$35.6	$23.5

Schedule of Changes in Accumulated Other Comprehensive Income Before Tax

CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX FOR THE PERIODS ENDED DECEMBER 31

	U.S.		Non-U.S.
	2012	2011	2012	2011
Total retirement benefit recognized in accumulated other comprehensive income at beginning of year	$105.6	$46.5	$23.5	$27.3
Net actuarial loss (gain)	34.6	64.1	13.5	1.2
Prior service cost (credit)	—	—	0.1	0.8
Amortization of prior service costs	1.0	1.0	(0.1)	(0.1)
Amortization of actuarial loss	(8.5)	(6.0)	(2.3)	(5.4)
Translation difference	—	—	0.9	(0.3)

Total retirement benefit recognized in accumulated other comprehensive income at end of year	$132.7	$105.6	$35.6	$23.5

Schedule of Accumulated Benefit Obligations Exceeding Fair Value of Plan Assets

PENSION PLANS FOR WHICH ABO EXCEEDS THE FAIR VALUE OF PLAN ASSETS AS OF DECEMBER 31

	U.S.		Non-U.S.
	2012	2011	2012	2011
Projected Benefit Obligation (PBO)	$314.2	$257.0	$125.0	$87.6
Accumulated Benefit Obligation (ABO)	$262.1	$198.5	$101.8	$69.2
Fair value of plan assets	$159.4	$140.5	$24.7	$5.9

Schedule of Assumptions Used Benefit Obligations

ASSUMPTIONS USED TO DETERMINE THE BENEFIT OBLIGATIONS AS OF DECEMBER 31

	U.S.		Non-U.S.1)
% WEIGHTED AVERAGE	2012	2011	2012	2011
Discount rate	4.05	4.60	1.50-4.50	1.50-5.50
Rate of increases in compensation level	3.50	3.50	2.25-5.00	2.25-5.00

Schedule of Fair Value of Total Plan Assets

FAIR VALUE OF TOTAL PLAN ASSETS FOR YEARS ENDED DECEMBER 31

ASSETS CATEGORY IN % WEIGHTED AVERAGE	U.S.	U.S.		Non-U.S.
	Target allocation	2012	2011	2012	2011
Equity securities	65	65	66	14	12
Debt instruments	35	35	34	60	59
Other assets	—	—	—	26	29

Total	100	100	100	100	100

Schedule of Valuation of Company's Plan Assets

The following table summarizes the valuation of the Company’s plan assets by the pricing observability levels:

	Total carrying amount in statement of financial position December 31, 2012	Fair value measurement at December 31, 2012 using:
		Level 1	Level 2	Level 3
Assets
US Equity
Large Cap	$66.9	$—	$66.9	$—
Mid Cap	8.1	—	8.1	—
Small Cap	8.1	—	8.1	—
Non-US Equity	33.7	—	33.7	—
US Bonds
Government	—	—	—	—
Corporate	—	—	—	—
Aggregate	55.5	—	55.5	—
Non-US Bonds
Government	—	—	—	—
Corporate	50.7	—	50.7	—
Aggregate	5.7	—	5.7	—
Insurance Contracts	19.5	—	19.5	—
Other Investments	6.0	—	6.0	—

Total	$254.2	$—	$254.2	$—

	Total carrying amount in statement of financial position December 31, 2011	Fair value measurement at December 31, 2011 using:
		Level 1	Level 2	Level 3
Assets
US Equity
Large Cap	$60.5	$—	$60.5	$—
Mid Cap	7.2	—	7.2	—
Small Cap	7.3	—	7.3	—
Non-US Equity	27.8	—	27.8	—
US Bonds
Government	20.2	—	20.2	—
Corporate	9.7	—	9.7	—
Aggregate	16.3	—	16.3	—
Non-US Bonds
Government	4.5	—	4.5	—
Corporate	46.4	—	46.4	—
Insurance Contracts	18.0	—	18.0	—
Other Investments	6.5	—	6.5	—

Total	$224.4	$—	$224.4	$—

Schedule of Pension Benefit Expected Payments

PENSION BENEFITS EXPECTED PAYMENTS	U.S.	Non-U.S.
2013	$9.9	$5.7
2014	$11.0	$6.2
2015	$12.4	$6.8
2016	$14.4	$7.6
2017	$15.9	$8.9
Years 2018-2022	$105.2	$53.0

Defined Benefit Plan | U.S.
Schedule of Assumptions Used Benefit Obligations

ASSUMPTIONS USED TO DETERMINE THE NET PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31

	U.S.
% WEIGHTED AVERAGE	2012	2011	2010
Discount rate	4.60	5.05	5.80
Rate of increases in compensation level	3.50	3.80	4.00
Expected long-term rate of return on assets	7.50	7.50	7.50

Defined Benefit Plan | Non-U.S.
Schedule of Assumptions Used Benefit Obligations

Non-U.S.1)
% WEIGHTED AVERAGE	2012	2011	2010
Discount rate	1.50-5.50	1.25–6.00	1.75-7.00
Rate of increases in compensation level	2.25-5.00	2.25-6.50	2.25-5.00
Expected long-term rate of return on assets	3.75-5.75	1.50-6.25	2.00-6.25

1)	The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 90% of the total Non-U.S. projected benefit obligation.

Postretirement Benefits Other Than Pensions
Schedule of Changes in Benefit Obligations and Plan Assets

CHANGES IN BENEFIT OBLIGATIONS AND PLAN ASSETS FOR POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS AS OF DECEMBER 31

	2012	2011	2010
Benefit obligation at beginning of year	$30.8	$27.9	$28.1
Service cost	1.1	1.3	1.2
Interest cost	1.3	1.5	1.4
Actuarial (gain) loss due to:
Change in discount rate	1.9	3.1	1.7
Experience	(3.1)	0.5	(3.7)
Other assumption changes	3.2	(2.7)	—
Benefits paid	(0.5)	(0.8)	(0.8)
Other	(0.1)	—	—

Benefit obligation at end of year	$34.6	$30.8	$27.9

Fair value of plan assets at beginning of year	$—	$—	$—

Company contributions	0.5	0.8	0.8
Benefits paid	(0.5)	(0.8)	(0.8)

Fair value of plan assets at end of year	$—	$—	$—

Accrued postretirement benefit cost recognized in the balance sheet	$(34.6)	$(30.8)	$(27.9)

Schedule of Components of Net Periodic Benefit Cost

COMPONENTS OF NET PERIODIC BENEFIT COST ASSOCIATED WITH THE POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS

PERIOD ENDED DECEMBER 31	2012	2011	2010
Service cost	$1.1	$1.3	$1.2
Interest cost	1.3	1.5	1.4
Amortization of prior service cost	(0.1)	(0.1)	(0.1)
Amortization of actuarial loss	(0.2)	(0.1)	(0.3)

Net periodic benefit cost	$2.1	$2.6	$2.2

Schedule of Components of Accumulated Other Comprehensive Income Before Tax

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX ASSOCIATED WITH POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS AS OF DECEMBER 31

	U.S.		Non-U.S.
	2012	2011	2012	2011
Net actuarial loss (gain)	$0.1	$(1.6)	$(0.7)	$(1.0)
Prior service cost (credit)	(0.3)	(0.3)	(0.0)	—

Total accumulated other comprehensive income recognized in the balance sheet	$(0.2)	$(1.9)	$(0.7)	$(1.0)

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Net Sales Attributed to Geographic Areas

NET SALES	2012	2011	2010
Europe	$2,645	$3,102	$2,759
Americas	2,870	2,559	2,194
China	1,098	982	813
Japan	830	758	791
Rest of Asia	824	831	614

Total	$8,267	$8,232	$7,171

Schedule of Sales By Product

SALES BY PRODUCT	2012	2011	2010
Airbags and associated products1)	$5,392	$5,393	$4,722
Seatbelts and associated products	2,657	2,679	2,364
Active safety products	218	160	85

Total	$8,267	$8,232	$7,171

1)	Includes sales of steering wheels, passive safety electronics, inflators and initiators.

Schedule of Long-Lived Assets

LONG-LIVED ASSETS	2012	2011
Europe	$731	$641
Americas	1,977	1,946
China	243	198
Japan	130	152
Rest of Asia	200	180

Total	$3,281	$3,117

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Weighted Average Shares Used in Earnings Per Share Calculation

The weighted average shares used in calculating earnings per share were:

	2012	2011	2010
Weighted average shares basic	93.5	89.2	87.3
Effect of dilutive securities:
stock options/share awards	0.3	0.5	0.6
equity units	1.3	4.0	4.5

Weighted average shares diluted	95.1	93.7	92.4

Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Unaudited Quarterly Financial Data

2012	Q1	Q2	Q3	Q4
Net sales	$2,178.9	$2,088.8	$1,947.1	$2,051.9
Gross profit	441.1	422.1	387.6	395.4
Income before taxes	141.1	182.4	175.1	170.0
Net income attributable to controlling interests	100.5	126.4	117.5	138.7
Earnings per share
– basic	$1.12	$1.35	$1.23	$1.45
– diluted	$1.07	$1.33	$1.23	$1.45
Dividends paid	$0.45	$0.47	$0.47	$0.50

2011	Q1	Q2	Q3	Q4
Net sales	$2,108.6	$2,061.5	$2,017.6	$2,044.7
Gross profit	466.0	421.6	411.2	429.1
Income before taxes	239.8	185.0	192.6	210.9
Net income attributable to controlling interests	181.5	145.0	138.4	158.5
Earnings per share
– basic	$2.04	$1.62	$1.55	$1.78
– diluted	$1.93	$1.54	$1.48	$1.70
Dividends paid	$0.40	$0.43	$0.45	$0.45

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Facility Country	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Number of production facilities operated	80
Number of countries in which entity operates	29
Swaps maturity date	no swaps have a maturity beyond 2019
Goodwill	$ 1,610,800,000	$ 1,607,000,000	$ 1,612,300,000
Impairment of goodwill	0	0	0
Net transaction gains (losses)	(5,600,000)	(11,100,000)	(9,100,000)
Morton International, Inc
Significant Accounting Policies [Line Items]
Goodwill	$ 1,200,000,000
Minimum
Significant Accounting Policies [Line Items]
Percentage of voting right	50.00%
Percentage of investments in affiliated companies	20.00%
Other intangible assets, useful lives	3 years
Maximum
Significant Accounting Policies [Line Items]
Percentage of investments in affiliated companies	50.00%
Other intangible assets, useful lives	25 years

Business Combinations - Additional Information (Detail) (Delphi In South Korea And China, USD $) In Millions, unless otherwise specified	Mar. 31, 2010
Delphi In South Korea And China
Business Acquisition [Line Items]
Purchase price of acquisition	$ 73

Summary of Valuation of Company's Derivatives by Pricing Observability Levels (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Derivatives	$ 15.8	$ 15.1
Total Carrying Amount
Assets
Derivatives	16.5	19.7
Total Assets	16.5	19.7
Liabilities
Derivatives	0.7	0.6
Total Liabilities	0.7	0.6
Fair Value, Inputs, Level 2
Assets
Derivatives	16.5	19.7
Total Assets	16.5	19.7
Liabilities
Derivatives	0.7	0.6
Total Liabilities	$ 0.7	$ 0.6

Fair Value of Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Overdrafts And Other Short-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	$ 60.3	[1]	$ 63.2	[1]
Fair value	60.3		63.2
Short-Term Portion Of Long-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	9.5	[1],[2]	132.4	[1],[2]
Fair value	9.5	[2]	136.5	[2]
Notes Short-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value			107.2	[1],[3]
Fair value			109.9	[3]
Total Short-term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	69.8	[1]	302.8	[1]
Fair value	69.8		309.6
U.S. Private Placement - Long-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	305.8	[1]	305.1	[1]
Fair value	329.5		331.9
Medium-term Notes
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	99.8	[1]	43.3	[1]
Fair value	99.4		40.6
Notes Long Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	107.6	[1],[3]
Fair value	108.9	[3]
Other Long-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	49.7	[1]	15.1	[1]
Fair value	49.7		15.1
Total Long-term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	562.9	[1]	363.5	[1]
Fair value	$ 587.5		$ 387.6

[1]	Debt as reported in balance sheet.
[2]	$110 million carrying value of U.S. private placement note matured in 2012.
[3]	Notes issued as part of the equity units offering were remarketed in April 2012, final maturity in April 2014 (for further information see Note 12 and 13).

Fair Value of Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Debt instrument maturity	2014
U S Private Placement Short Term
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	110
Debt instrument maturity	2012

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume	$ 1,241.9
Derivative asset	15.8	15.1
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume	760.8	905.2
Derivative asset	16.5	19.7
Derivative liability	0.7	0.6
Derivatives Designated as Hedging Instruments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume	60	60		114
Derivatives Designated as Hedging Instruments | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume	60	60
Derivative asset	15.8	15.1
Not Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume	700.8	845.2		1,526.5
Not Designated as Hedging Instrument | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume	700.8	845.2
Derivative asset	0.7	4.6
Derivative liability	0.7	0.6
Not Designated as Hedging Instrument | Foreign Exchange Swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume	700.8	845.2	[1]	1,486.2
Less Than 8 Years | Derivatives Designated as Hedging Instruments | Fair Value Hedge | Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume		60
Less Than 8 Years | Derivatives Designated as Hedging Instruments | Fair Value Hedge | Interest Rate Swaps | Fair Value, Measurements, Recurring | Other Non Current Asset
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume		60
Derivative asset		15.1
Less Than Six Months | Not Designated as Hedging Instrument | Foreign Exchange Swaps | Fair Value, Measurements, Recurring | Other Current Assets Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume	700.8	845.2	[1]
Derivative asset	0.7	4.6
Derivative liability	0.7	0.6
Less Than 7 Years | Derivatives Designated as Hedging Instruments | Fair Value Hedge | Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume	60
Less Than 7 Years | Derivatives Designated as Hedging Instruments | Fair Value Hedge | Interest Rate Swaps | Fair Value, Measurements, Recurring | Other Non Current Asset
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal Volume	60
Derivative asset	$ 15.8

[1]	The nominal value is netted for offsetting swaps with a counterpart with which Autoliv has a master netting agreement. The gross nominal value is $1,241.9 million.

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal value	$ 1,241.9

Derivatives Designated as Hedging Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume	$ 1,241.9
Interest Expense	0	0	0
Interest Income
Amount of gain (loss) recognized in OCI on derivative effective portion
Fair Value Hedge | Fixed Rate Private Placement Debt Due 2019
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume	60	60	60
Interest Expense	(0.7)	(5.9)	(2.8)
Interest Income
Amount of gain (loss) recognized in OCI on derivative effective portion
Derivatives Designated as Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume	60	60	114
Interest Income
Amount of gain (loss) recognized in OCI on derivative effective portion
Derivatives Designated as Hedging Instruments | Fair Value Hedge | Interest Rate Swaps | Less Than 7 Years
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume	60
Interest Expense	0.7
Interest Income
Amount of gain (loss) recognized in OCI on derivative effective portion
Derivatives Designated as Hedging Instruments | Fair Value Hedge | Interest Rate Swaps | Less Than 8 Years
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume		60
Interest Expense		5.9
Interest Income
Amount of gain (loss) recognized in OCI on derivative effective portion
Derivatives Designated as Hedging Instruments | Fair Value Hedge | Interest Rate Swaps | Less Than 10 Years
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume			60
Interest Expense			2.8
Interest Income
Amount of gain (loss) recognized in OCI on derivative effective portion
Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Cross Currency Interest Rate Swaps | Less Than 1 Year
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume			54	[1]
Other Financial Items, net			1.9
Interest Income
Amount of gain (loss) recognized in OCI on derivative effective portion
Amount of gain (loss) reclassified from accumulated OCI into interest expense			$ 0.2

[1]	Cross currency interest rate swaps with a nominal value of $54 million have matured in 2010.

Derivatives Designated as Hedging Instruments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2010 Debt Note Matured In 2010 Cross Currency Interest Rate Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Nominal value	$ 1,241.9	$ 54

Derivatives Not Designated as Hedging Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume	$ 1,241.9
Interest Expense	0	0		0
Interest Income
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume	700.8	845.2		1,526.5
Interest Income
Not Designated as Hedging Instrument | Cross Currency Interest Rate Swaps | Less Than 1 Year
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume				40.3
Other Financial Items, net		(3.8)		2
Interest Expense		0.1		0.2
Interest Income
Not Designated as Hedging Instrument | Foreign Exchange Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume	700.8	845.2	[1]	1,486.2
Other Financial Items, net	(4)	6.8		(1)
Interest Expense	(0.1)	0.2		(0.3)
Interest Income

[1]	The nominal value is netted for offsetting swaps with a counterpart with which Autoliv has a master netting agreement. The gross nominal value is $1,241.9 million.

Derivatives Not Designated as Hedging Instruments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Nominal value	$ 1,241.9

Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Measurements [Line Items]
Restructuring reserves	$ 75.8	$ 32.3	$ 48.6	$ 100.3
Carrying value of machinery and equipment			1
Fair value written down			0
Asset impairment charges	0	0	1
Fair Value
Fair Value Measurements [Line Items]
Restructuring reserves	$ 75.8	$ 32.3

Income Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Income Before Income Tax [Line Items]
U.S.	$ 171.2	$ 165.1	$ 132.8
Non-U.S.	497.4	663.2	672.7
Income before income taxes	$ 668.6	$ 828.3	$ 805.5

Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current U.S. federal	$ 62.8	$ 32.3	$ 60.9
Current Non-U.S.	146.2	157.6	120
Current U.S. state and local	5.8	6.5	11.3
Deferred U.S. federal	0.2	1.8	(8.9)
Deferred Non-U.S.	(29.6)	3	28.2
Deferred U.S. state and local	(2.4)	0.1	(1.5)
Total income tax expense (benefit)	$ 183	$ 201.3	$ 210

Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Effective Income Tax Rate [Line Items]
U.S. federal income tax rate	35.00%	35.00%	35.00%
Net operating loss carry-forwards	(0.20%)	(1.30%)	(0.90%)
Non-utilized operating losses	3.20%	1.40%	0.10%
Foreign tax rate variances	(7.30%)	(7.50%)	(8.60%)
State taxes, net of federal benefit	0.30%	0.50%	0.80%
Earnings of equity investments	(0.40%)	(0.30%)	(0.20%)
Tax credits	(3.20%)	(3.00%)	(3.30%)
Changes in tax reserves	0.00%	(2.40%)	(0.40%)
Cost of double taxation	0.90%	0.70%	1.90%
Withholding taxes	1.30%	1.90%	2.70%
Statutory Investment Allowances	(2.30%)	(1.40%)	0.00%
Antitrust Settlement	0.90%
Other, net	(0.80%)	0.70%	(1.00%)
Effective income tax rate	27.40%	24.30%	26.10%

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011
Income Taxes [Line Items]
Net operating loss carry-forwards	$ 302,000,000
Net operating loss carry-forwards with have no expiration date	218,000,000
Operating loss, expiration date	2030
Tax credit carry-forwards	3,900,000
Tax credit carry-forwards, expiration date	2022
Investment tax credit carry-forwards	8,300,000
Investment tax credit carry-forwards, expiration date	2021
Income tax, tax holidays	12,000,000	10,000,000	18,000,000
Income tax holidays income tax benefit per share	$ 0.13	$ 0.11	$ 0.2
Release of tax reserves as a result of the conclusion of the tax audits and other proceedings				24,000,000
Unrecognized tax benefits related to prior years		15,600,000
Unrecognized accrued interest and penalties	2,200,000	2,500,000
Increase to income tax reserves for unrecognized tax benefits based on tax positions related to current and prior years	300,000
Interest and penalties related to unrecognized tax benefits	300,000
Unrecognized tax benefits reserve that would impact effective tax rate if released into income	15,600,000
Unrecognized tax benefits payable, current	2,400,000
Unrecognized tax benefits payable, non-current	13,200,000
Undistributed earnings of non-U.S. operations	$ 4,000,000,000

Tax Benefits Unrecognized (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits at beginning of year	$ 14	$ 33.2	$ 37.1
Increases as a result of tax positions taken during a prior period	1.3	5.1	0
Decreases as a result of tax positions taken during a prior period	(0.3)	(4)	0
Increases as a result of tax positions taken during the current period	0.6	1.9	1.2
Decreases as a result of tax positions taken during the current period	0	0	0
Decreases relating to settlements with taxing authorities	(0.3)	(5.1)	(1)
Decreases resulting from the lapse of the applicable statute of limitations	(1.3)	(15.9)	(4.2)
Translation Difference	0.7	(1.2)	0.1
Total unrecognized tax benefits at end of year	$ 14.7	$ 14	$ 33.2

Deferred Taxes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Provisions	$ 105.9	$ 96.1
Costs capitalized for tax	11.5	5.9
Property, plant and equipment	26.1	27.2
Retirement Plans	99.7	79.8
Tax receivables, principally NOL's	104.9	80.8
Deferred tax assets before allowances	348.1	289.8
Valuation allowances	(44.8)	(41.7)	(30.1)	(54.2)
Total	303.3	248.1
Acquired intangibles	(29.2)	(31.9)
Statutory tax allowances	(1.5)	(2.1)
Insurance deposit	(7.5)	(7.6)
Distribution taxes	(43)	(32)
Other	(2.5)	(1.4)
Total	(83.7)	(75)
Net deferred tax asset	$ 219.6	$ 173.1

Valuation Allowance Against Deferred Tax Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
Allowances at beginning of year	$ 41.7	$ 30.1	$ 54.2
Benefits reserved current year	15.7	31.2	2.9
Benefits recognized current year	(11.7)	(15.1)	(33.5)
Write-offs and other changes	0	(1.5)	5.9
Translation difference	(0.9)	(3)	0.6
Allowances at end of year	$ 44.8	$ 41.7	$ 30.1

Receivables (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivables [Line Items]
Receivables	$ 1,516.6	$ 1,466.1	$ 1,375.1
Allowance at beginning of year	(8.3)	(7.5)	(8.7)
Reversal of allowance	2.1	1.7	2.2
Addition to allowance	(2.1)	(4.7)	(2.1)
Write-off against allowance	1.2	2	0.9
Translation difference	(0.2)	0.2	0.2
Allowance at end of year	(7.3)	(8.3)	(7.5)
Total receivables, net of allowance	$ 1,509.3	$ 1,457.8	$ 1,367.6

Components of Inventories (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Inventory [Line Items]
Raw material	$ 287.7	$ 295.5	$ 271.8
Work in progress	225.9	219.9	216.7
Finished products	180.9	184	154.8
Inventories	694.5	699.4	643.3
Inventory reserve at beginning of year	(76.1)	(81.6)	(84.8)
Reversal of reserve	5.3	5.1	8.1
Addition to reserve	(22.9)	(17.2)	(16.1)
Write-off against reserve	10.4	16.9	10.2
Translation difference	(0.2)	0.7	1
Inventory reserve at end of year	(83.5)	(76.1)	(81.6)
Total inventories, net of reserve	$ 611	$ 623.3	$ 561.7

Investments and Other Non-Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments and Other Non-current Assets
Investments in affiliated companies	$ 25.4	$ 21
Deferred tax assets	200.6	162.1
Income tax receivables	50.8	33.2
Derivative assets	15.8	15.1
Long-term interest bearing deposit (insurance arrangement)	23.2	22.6
Other non-current assets	25.5	25.6
Investments and other non-current assets	$ 341.3	$ 279.6

Percentage of Ownership in Affiliated Companies (Detail)	Dec. 31, 2012
France | EAK SA Composants Pour L'Industrie Automobile
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	49.00%
France | EAK SNC Composants Pour L'Industrie Automobile
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	49.00%
Malaysia | Autoliv-Hirotako Safety Sdn Bhd (Parent And Subsidiaries)
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	49.00%
China | Changchun Hongguang-Autoliv Vehicle Safety Systems Co. Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	30.00%

Schedule of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Machinery and Equipment Minimum	Dec. 31, 2012 Machinery and Equipment Maximum	Dec. 31, 2012 Land and Land Improvements	Dec. 31, 2012 Building Minimum	Dec. 31, 2012 Building Maximum
Property, Plant and Equipment [Line Items]
Land and land improvements	$ 119.3	$ 118.5
Machinery and equipment	3,030.1	2,819.2
Buildings	764.3	739
Construction in progress	213.7	177.8
Property, plant and equipment	4,127.4	3,854.5
Less accumulated depreciation	(2,894.6)	(2,733.3)
Net of depreciation	$ 1,232.8	$ 1,121.2
Property, Plant and Equipment, Useful Life			3 years	8 years	15 years	20 years	40 years

Depreciation Included in Property Plant And Equipment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation	$ 253	$ 249.7	$ 263.7
Cost of Sales
Property, Plant and Equipment [Line Items]
Depreciation	225.4	221	233.6
Selling, General and Administrative Expenses
Property, Plant and Equipment [Line Items]
Depreciation	8.2	8.7	8.7
Research Development and Engineering Expenses
Property, Plant and Equipment [Line Items]
Depreciation	$ 19.4	$ 20	$ 21.4

Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total fixed asset impairments associated with restructuring activities	$ 0	$ 0	$ 1
Machinery and Equipment
Net book value of capital lease assets	0.7	0.9
Land and Building
Net book value of capital lease assets	$ 1.7	$ 2.1

Goodwill and Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill, Carrying amount at beginning of year	$ 1,607	$ 1,612.3
Goodwill, Acquisitions and purchase price adjustments
Goodwill, Translation differences	3.8	(5.3)
Goodwill, Carrying amount at end of year	1,610.8	1,607
Amortized Intangible, Gross carrying amount	403.4	393.6
Amortized Intangible, Accumulated amortization	(307.2)	(284.4)
Amortized Intangible, Carrying value	$ 96.2	$ 109.2

Goodwill and Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Line Items]
Impairments of goodwill	$ 0	$ 0	$ 0
Goodwill associated with merger	1,200,000,000
Amortization expense on intangible assets	20,200,000	18,600,000	18,000,000
2013	20,200,000
2014	16,200,000
2015	12,600,000
2016	11,600,000
2017	$ 10,700,000

Schedule of Change in Balance Sheet Position of Restructuring Reserves (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	$ 32.3	$ 48.6	$ 100.3
Provision/Charge	76.9	10.9	31.5
Provision/Reversal	(2.1)	(4.9)	(10.2)
Cash payments	(33.3)	(22.3)	(66.3)
Non-cash			(1)
Translation difference	2	0	(5.7)
Restructuring reserve, ending balance	75.8	32.3	48.6
Restructuring employee-related
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	31.4	48.4	100.1
Provision/Charge	76.6	10.1	30.3
Provision/Reversal	(1.8)	(4.9)	(10.2)
Cash payments	(33.3)	(22.2)	(66.1)
Translation difference	2	0	(5.7)
Restructuring reserve, ending balance	74.9	31.4	48.4
Other Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	0.9	0.2	0.2
Provision/Charge	0.3	0.8	0.2
Provision/Reversal	(0.3)
Cash payments	0	(0.1)	(0.2)
Restructuring reserve, ending balance	0.9	0.9	0.2
Fixed Asset Impairment
Restructuring Cost and Reserve [Line Items]
Provision/Charge			1
Non-cash			$ (1)

Schedule of Change in Balance Sheet Position of Product-related Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product Liability Contingency [Line Items]
Reserve at beginning of the year	$ 33	$ 39.2	$ 30.6
Change in reserve	19.3	14.8	25.4
Cash payments	(22.7)	(21.2)	(17)
Translation difference	0.3	0.2	0.2
Reserve at end of the year	$ 29.9	$ 33	$ 39.2

Debt and Credit Agreements - Additional Information (Detail)	1 Months Ended		12 Months Ended					12 Months Ended			1 Months Ended							12 Months Ended						1 Months Ended		12 Months Ended
	Apr. 30, 2012 USD ($)	Apr. 30, 2011 USD ($)	Dec. 31, 2012 USD ($) Tranche	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 15, 2012	Mar. 30, 2009	Dec. 31, 2012 Standard & Poor's, A- Rating USD ($)	Dec. 31, 2012 Standard & Poor's, B+ Rating USD ($)	Nov. 30, 2012 U.S. Private Placement Notes USD ($)	Apr. 30, 2011 Syndicated By Banks	Apr. 30, 2011 First Anniversary Of April Two Thousand Eleven Loan Facility	Apr. 30, 2011 Second Anniversary Of April Two Thousand Eleven Loan Facility	Apr. 30, 2012 First Anniversary Of April Two Thousand Twelve Loan Facility	Apr. 30, 2012 Second Anniversary Of April Two Thousand Twelve Loan Facility	Jun. 30, 2009 European Investment Bank USD ($) M	Jun. 30, 2009 European Investment Bank EUR (€) M	Dec. 31, 2012 European Investment Bank EUR (€)	Dec. 31, 2011 United States Program USD ($)	Dec. 31, 2012 United States Program USD ($)	Dec. 31, 2012 Swedish Program USD ($)	Dec. 31, 2012 Swedish Program SEK	Dec. 31, 2012 Floating Interest Rates At Libor Plus One Point Zero Percent USD ($)	Mar. 31, 2012 Senior Notes USD ($)	Dec. 31, 2012 Senior Notes USD ($)	Dec. 31, 2011 Floating Interest Rate Of Stibor Plus Three Point Nine Percent USD ($)	Dec. 31, 2011 Floating Interest Rate Of Stibor Plus Three Point Nine Percent SEK	Dec. 31, 2011 Floating Interest Rate Of Stibor Plus Zero Point Nine Five Percentage USD ($)	Dec. 31, 2011 Floating Interest Rate Of Stibor Plus Zero Point Nine Five Percentage SEK	Dec. 31, 2012 Fixed Rate Notes USD ($)	Dec. 31, 2012 Fixed Rate Notes SEK	Dec. 31, 2012 Brazilian Development Bank USD ($)	Dec. 31, 2012 Russia USD ($)	Dec. 31, 2012 Japanese Banks USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Interest Rate Swaps	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Interest Rate Swaps	Dec. 31, 2012 Maximum Commercial Paper USD ($)	Dec. 31, 2012 Brazil USD ($)	Dec. 31, 2012 Japan USD ($)
Debt And Credit Agreements [Line Items]
Total short-term debt including DRD			$ 70,000,000
Short-term portion of long-term debt			9,000,000																																					6,000,000	3,000,000
Common stock issued in exchange of U.S treasury securities, shares	5.8
Common stock issued in exchange of U.S treasury securities, value	106,000,000
Notes and loans having fixed interest rates			230,000,000							110,000,000
Fixed interest rate on notes and loans										5.60%																				2.49%	2.49%				5.60%	4.60%	6.20%	5.80%
Weighted average interest rate on short-term debt			3.70%	8.80%																																				4.50%	1.60%
Short-term debt excluding commercial paper			344,000,000
Short-term debt excluding commercial paper, utilized amount			60,000,000
Unused short-term lines of credit			284,000,000
Long-term debt			547,000,000
Senior notes			290,000,000
Number of tranches of notes			4
Nominal value of interest rate swap outstanding																							60,000,000
Floating interest rates on notes																							1.00%			3.90%	3.90%	0.95%	0.95%
Interest rate						3.85%	8.00%																	3.85%								9.60%	8.80%	1.60%
Senior notes yield rate						2.88%																		2.88%
Carrying value																								106,000,000
Debt maturity date			Apr 30, 2014																					Apr 30, 2014
Senior notes unamortized premium																									2,000,000
Notes repurchased																										92,000,000	600,000,000
Debt instrument maturity period																										2014	2014	2017	2017
Debt extinguishment cost				(6,200,000)	(12,300,000)																					6,200,000
Note issued																												46,000,000	300,000,000	54,000,000	350,000,000
Debt instrument maturity																														2017-12	2017-12
Line of credit facility commitment fee percent											0.19%							0.30%
Other long-term debt			50,000,000																													41,000,000	4,000,000	4,000,000
Revolving credit facility amount	1,100,000,000	1,100,000,000														297,000,000	225,000,000
Number of banks syndicated on revolving credit facility											14
Line of credit facility maturity period												2017	2018
Line of credit facility maturity period, month and year														2016-04	2017-04
Financing costs		5,000,000
Line of credit extension fees	500,000
Irrevocable loan commitment, in months																18	18
Expiration of loan commitment remaining amount																		225,000,000
Revolving credit facility, canceled amount																			511,000,000
Unutilized long-term debt facilities			1,100,000,000
Commercial paper																				1,000,000,000	1,071,000,000	7,000,000,000
Calculated risk amount								150,000,000	50,000,000
Money market funds			307,000,000																																				1,000,000,000
Government paper			$ 200,000,000

Debt Profile (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Mar. 15, 2012	Dec. 31, 2011	Mar. 30, 2009
Debt Instrument [Line Items]
Interest rate			3.85%		8.00%
Total long-term	$ 562.9			$ 363.5
Total	547
Total Debt As Reported
Debt Instrument [Line Items]
2013	69.8
2014	280.2
2015	2.1
2017	204.8
Thereafter	75.8
Total long-term	562.9
Total	632.7
U.S. Private Placement Notes
Debt Instrument [Line Items]
Weighted average interest rate	4.60%	[1],[2]
2014	125	[1],[2]
2017	105	[1],[2]
Thereafter	60	[1],[2]
Total long-term	290	[1],[2]
Total	290	[1],[2]
Overdraft/Other Short-term Debt
Debt Instrument [Line Items]
Weighted average interest rate	3.70%	[1]
2013	60.3	[1]
Total	60.3	[1]
Notes Issued As a Part Of Equity Units
Debt Instrument [Line Items]
Interest rate	3.90%	[3]
2014	107.6	[3]
Total long-term	107.6	[3]
Total	107.6	[3]
Medium-term Notes
Debt Instrument [Line Items]
Weighted average interest rate	2.40%
2017	99.8
Total long-term	99.8
Total	99.8
Other Long-term Loans, Including Current Portion
Debt Instrument [Line Items]
Weighted average interest rate	8.00%	[4]
2013	9.5	[4]
2014	47.6	[4]
2015	2.1	[4]
Total long-term	49.7	[4]
Total	59.2	[4]
Total Debt As Cash Flow Including Debt Related Derivatives
Debt Instrument [Line Items]
2013	69.8	[1]
2014	280.2	[1]
2015	2.1	[1]
2017	204.8	[1]
Thereafter	60	[1]
Total long-term	547.1	[1]
Total	616.9	[1]
Debt Related Derivatives Adjustment
Debt Instrument [Line Items]
Thereafter	15.8
Total long-term	15.8
Total	$ 15.8

[1]	Debt Related Derivatives (DRD), i.e. the fair value adjustments associated with hedging instruments as adjustments to the carrying value of the underlying debt.
[2]	Interest rates will change as roll-overs occur prior to final maturity.
[3]	Repriced in 2012, final maturity in 2014.
[4]	Primarily external BRL and JPY loans drawn locally.

Shareholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended			12 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended
	Apr. 30, 2012	Mar. 30, 2009	Jun. 30, 2010	Dec. 31, 2012 Y	Mar. 15, 2012	Dec. 31, 2011	Dec. 31, 2009 Equity Offering	Mar. 31, 2012 Repurchase Of Equity Units	Jun. 30, 2010 Repurchase Of Equity Units	Dec. 31, 2012 Stock Incentive Plan	Dec. 31, 2011 Stock Incentive Plan	Dec. 31, 2010 Stock Incentive Plan	Apr. 30, 2012 Minimum
Shareholders' Equity [Line Items]
Number of shares outstanding	5,800,000			95,493,456
Common shares sold from treasury stock		14,700,000	3,100,000	3,500,000			14,700,000	5,800,000	3,100,000	400,000	300,000	800,000
Equity units number issued, units		6,600,000
Common shares sold aggregate stated amount	$ 106,273,000	$ 235,000,000
Equity units sold aggregate public offering price		165,000,000
Forward purchase price contract obligation per share		$ 25
Undivided beneficial ownership interest		2.50%
Senior notes principal amount		1,000
Senior notes interest rate		8.00%			3.85%
Purchase contract settlement date				2012-04-30
Senior notes maturity				2014
Settlement date share price													$ 19.2
Final settlement rate of common shares per equity unit	1.3607
Fair value of purchase contract per unit at issuance		3.75
Senior notes fair value, per note		$ 21.25
Period at end of which notes will be stated on balance sheet at face amount, in years				3
Allocation of underwriting commissions as deferred charges		1.00%
Underwriting commissions paid, total		6.00%
Underwriting commissions allocated to equity forward		5.00%
Senior notes, final maturity date after which reset interest rate is applicable				Apr 30, 2014
Common shares issued in exchange for equity units			2,300,000
Payments to equity units holders			7,400,000
Equity units outstanding			4,250,920
Senior notes coupon yield per annum					2.88%
Shares issued in exchange under purchase contracts	5,800,000
Aggregate number of shares repurchased				34,300,000
Aggregate value of shares repurchased				$ 1,473,200,000
Repurchased shares remain in treasury stock				7,300,000		13,500,000
Shares remain to be repurchased				3,188,045

Schedule of Dividends Paid (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends [Line Items]
Cash dividend paid per share	$ 0.5	$ 0.47	$ 0.47	$ 0.45	$ 0.45	$ 0.45	$ 0.43	$ 0.4	$ 1.89	$ 1.73	$ 0.65
Cash dividend declared per share									$ 1.94	$ 1.78	$ 1.05

Other Comprehensive (Loss) Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Stockholders Equity [Line Items]
Cumulative translation adjustments	$ 67.2	[1]	$ 38.4	[1]	$ 81	[1]
Net gain/(loss) of cash flow hedge derivatives					0	[1]
Net pension liability	(107.7)	[1]	(80.7)	[1]	(44.6)	[1]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	(40.5)	[1]	(42.3)	[1]	36.4	[1]
Deferred taxes on cash flow hedge derivatives					0	[1]
Deferred taxes on the pension liability	$ 59.7	[1]	$ 45.5	[1]	$ 25	[1]

[1]	The components of Other Comprehensive (Loss) Income are net of any related income tax effects.

Schedule of Acquisitions and Divestitures of Businesses, Net of Cash Acquired (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Cash Flow, Supplemental [Line Items]
Fair value of assets acquired excluding cash		$ (32.4)	$ (133.9)
Fair value of non-controlling interests			4.2	[1]
Liabilities assumed		9.2	52.3
Cash paid for prior year acquisitions	(1.8)
Acquisition of businesses, net of cash acquired	(1.8)	(23.2)	(77.4)
Divestitures of business, net of cash disposed	$ 5.2	$ 5.4

[1]	See Note 13 for further details - includes tax effects where applicable. 2)

Schedule of Payments for Interest and Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Line Items]
Interest	$ 40	$ 68	$ 63
Income taxes	$ 237	$ 257	$ 149

Stock Incentive Plan - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted for term, years	10
Date shares become exercisable	1
Shares transferred to employee term, years	3
Weighted average grant date fair value of stock options granted	$ 18.01	$ 23.27	$ 13.67
Total stock compensation cost	$ 7.7	$ 7.4	$ 6.9
Total compensation cost related to non-vested awards	4.7
Weighted average period over which cost is expected to be recognized	2 years
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value	14.9
Closing price per share	$ 67.39
Aggregate intrinsic value for stock options exercisable	14.8
Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum common shares that may be issued for awards	9,585,055
Number of common shares that have been issued for awards	5,374,823
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value	3.3	4.5	5.8
Aggregate intrinsic value	$ 14.3
Weighted average grant date fair value of restricted Stock Unit granted	$ 61.58	$ 68.33	$ 41.99

Assumption Used in Option-pricing Valuation Model (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.90%	2.20%	2.50%
Dividend yield	2.80%	2.20%	2.20%
Expected life in years	4 years 1 month 6 days	4 years 1 month 6 days	4 years 1 month 6 days
Expected volatility	42.00%	45.00%	42.00%

Schedule of Number of Restricted Stock Units (Detail) (Restricted Stock Units (RSUs))	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year	320,122	360,928	351,659
Granted	72,900	64,599	102,120
Shares issued	(172,212)	(84,294)	(83,243)
Cancelled/Forfeited/Expired	(9,192)	(21,111)	(9,608)
Outstanding at end of year	211,618	320,122	360,928

Schedule of Number of Stock Options (Detail) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	1,073,002	1,155,966	1,586,618
Granted	218,695	193,833	303,960
Exercised	(254,440)	(244,218)	(717,837)
Cancelled/Forfeited/Expired	(25,027)	(32,579)	(16,775)
Number of options, Outstanding ending balance	1,012,230	1,073,002	1,155,966
Weighted average exercise price, Outstanding beginning balance	$ 46.26	$ 40.31	$ 35.41
Granted	$ 67	$ 72.95	$ 44.8
Exercised	$ 33.26	$ 40.32	$ 30.9
Cancelled/Forfeited/Expired	$ 50.59	$ 38.38	$ 53.96
Weighted average exercise price, Outstanding ending balance	$ 53.91	$ 46.26	$ 40.31

Schedule of Options Exercisable (Detail) (Options Exercisable, USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Exercisable
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, shares	796,720	886,605	854,056
Weighted average exercise price	$ 50.37	$ 40.65	$ 38.73

Summary of Stock Options Outstanding and Exercisable (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	1,012,230
Remaining contract life in years, Outstanding options	6 years 5 months 16 days
Number outstanding, Weighted average exercise price	$ 53.91
Number exercisable	796,720
Remaining contract life in years, exercisable options	5 years 8 months 23 days
Number exercisable, Weighted average excercise price	$ 50.37
$16.31-$19.96
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 16.31
Shares authorized under stock option plans, exercise price range, upper range limit	$ 19.96
Number outstanding	104,700
Remaining contract life in years, Outstanding options	6 years 1 month 21 days
Number outstanding, Weighted average exercise price	$ 16.31
Number exercisable	104,700
Remaining contract life in years, exercisable options	6 years 1 month 21 days
Number exercisable, Weighted average excercise price	$ 16.31
$21.36-$29.37
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 21.36
Shares authorized under stock option plans, exercise price range, upper range limit	$ 29.37
Number outstanding	2,150
Remaining contract life in years, Outstanding options	4 days
Number outstanding, Weighted average exercise price	$ 21.36
Number exercisable	2,150
Remaining contract life in years, exercisable options	4 days
Number exercisable, Weighted average excercise price	$ 21.36
$40.26-$49.60
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 40.26
Shares authorized under stock option plans, exercise price range, upper range limit	$ 49.6
Number outstanding	299,590
Remaining contract life in years, Outstanding options	4 years 10 months 10 days
Number outstanding, Weighted average exercise price	$ 45.63
Number exercisable	299,590
Remaining contract life in years, exercisable options	4 years 10 months 10 days
Number exercisable, Weighted average excercise price	$ 45.63
$51.67 - $72.95
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	$ 51.67
Shares authorized under stock option plans, exercise price range, upper range limit	$ 72.95
Number outstanding	605,790
Remaining contract life in years, Outstanding options	7 years 3 months 26 days
Number outstanding, Weighted average exercise price	$ 64.61
Number exercisable	390,280
Remaining contract life in years, exercisable options	6 years 3 months 26 days
Number exercisable, Weighted average excercise price	$ 63.3

Contingent Liabilities - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended					1 Months Ended			12 Months Ended
	Jun. 06, 2012 USD ($) LegalMatter	Dec. 31, 2012 Defendant Employee	Mar. 31, 2012 Autolive France USD ($)	Mar. 31, 2012 Autolive France EUR (€)	Mar. 31, 2012 Autolive Turkey USD ($)	Mar. 31, 2012 Autolive Turkey EUR (€)	May 31, 2012 Normandy Precision Components Case EUR (€)	Feb. 29, 2012 Normandy Precision Components Case USD ($)	Feb. 29, 2012 Normandy Precision Components Case EUR (€)	Dec. 31, 2009 Normandy Precision Components Case USD ($)	Dec. 31, 2009 Normandy Precision Components Case EUR (€)	Dec. 31, 2012 United States District Court for Eastern District of Michigan Defendant
Commitments and Contingencies Disclosure [Line Items]
Damages sought										$ 16	€ 12
Damages awarded								7	5.6
Damages paid value							5.6
Aggregate claim amount associated with Eric Molleux Technologies Composants "EMT"			22	16.3	5	4
Cash paid for litigation settlements	$ 14.5
Number of employees impacted		3
Number of antitrust law violations	2
Number of defendants in antitrust class actions		12
Number of pending antitrust class actions												11

Lease Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases Disclosure [Line Items]
Rental expense for operating leases	$ 35.5	$ 36.4	$ 29.4
Operating lease, future minimum payment, total	110.8
Operating lease, future minimum payment, 2013	33.3
Operating lease, future minimum payment, 2014	26.1
Operating lease, future minimum payment, 2015	18.3
Operating lease, future minimum payment, 2016	13.5
Operating lease, future minimum payment, 2017	8.2
Operating lease, future minimum payment, 2018 and thereafter	11.4
Capital lease, future minimum payment, total	1.3
Capital lease, future minimum payment, 2013	0.6
Capital lease, future minimum payment, 2014	0.4
Capital lease, future minimum payment, 2015	0.3
Capital lease, future minimum payment, 2016	0
Capital lease, future minimum payment, 2017	0
Capital lease, future minimum payment, 2018 and thereafter	$ 0
Operating Lease
Leases Disclosure [Line Items]
Leases expiration date	various dates through 2045
Capital Lease
Leases Disclosure [Line Items]
Leases expiration date	various dates through 2015

Retirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Retirement Plans [Line Items]
Contributions to defined contribution plans	$ 16.4		$ 13.2		$ 13.2
Minimum percentage for which multiemployer plans is funded	100.00%
Contributions to multi-employer plans	2.3		1.8		2.1
Expected amortization of net losses in next fiscal year	9.7
Targeted level of equity exposure	50.00%
Post retirement plan description	U.S. employees who retire after attaining age 55, with five years of service (15 years after December 31, 2006), are eligible for continued health care and life insurance coverage.
Years of service to qualify for a benefit from the plan in the future.	15 years
Weighted average discount rate used to determine U.S. postretirement benefit obligation	4.25%		4.60%
Average discount rate used to determine U.S. postretirement benefit cost	4.60%		5.40%		5.80%
Increase or decrease in the annual health care cost trend rates	1.00%
Defined benefit plans that will be amortized from other comprehensive income	0.1
U.S.
Retirement Plans [Line Items]
Estimated prior service credit amortizable from other comprehensive income into net benefit cost	1		1
Net periodic benefit cost	17.9
Net periodic benefit cost expected for next fiscal year	18.9
Estimated remaining service lives of the plan participants, years	11
Accumulated benefit obligation	262.1		198.5
Targeted level of equity exposure	65.00%
Long-term rate of return plan assets assumed for calculating expense	7.50%		7.50%		7.50%
Target allocation	100.00%
Defined Benefit Plan, Contributions by Employer	6.7		7.3
Expected contribution by the company over the next fiscal year	7
U.S. | Debt Instruments
Retirement Plans [Line Items]
Target allocation	35.00%
Non-U.S.
Retirement Plans [Line Items]
Estimated prior service credit amortizable from other comprehensive income into net benefit cost	(0.1)		(0.1)
Net periodic benefit cost	17.8
Net periodic benefit cost expected for next fiscal year	19.6
Accumulated benefit obligation	164.4		140.3
Non-U.S. | Two Thousand Thirteen
Retirement Plans [Line Items]
Estimated prior service credit amortizable from other comprehensive income into net benefit cost	0.2
Estimated net actuarial loss that will be amortized from other Comprehensive income into net benefit cost	2.5
Non-U.S. | Minimum
Retirement Plans [Line Items]
Estimated remaining service lives of the plan participants, years	3
Long-term rate of return plan assets assumed for calculating expense	3.75%	[1]	1.50%	[1]	2.00%	[1]
Non-U.S. | Maximum
Retirement Plans [Line Items]
Estimated remaining service lives of the plan participants, years	22
Long-term rate of return plan assets assumed for calculating expense	5.75%	[1]	6.25%	[1]	6.25%	[1]
U K
Retirement Plans [Line Items]
Target allocation	100.00%
Defined Benefit Plan, Contributions by Employer	0.3		0.3
Expected contribution by the company over the next fiscal year	$ 0.3
U K | Debt Instruments
Retirement Plans [Line Items]
Percentage of total plan assets	53.00%

[1]	The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 90% of the total Non-U.S. projected benefit obligation.

Changes in Benefit Obligations and Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans [Line Items]
Accrued postretirement benefit cost recognized in the balance sheet	$ (34.6)	$ (30.8)	$ (27.9)
Postretirement Benefits Other Than Pensions
Retirement Plans [Line Items]
Benefit obligation at beginning of year	30.8	27.9	28.1
Service cost	1.1	1.3	1.2
Interest cost	1.3	1.5	1.4
Actuarial (gain) loss due to: Change in discount rate	1.9	3.1	1.7
Actuarial (gain) loss due to: Experience	(3.1)	0.5	(3.7)
Actuarial (gain) loss due to: Other assumption changes	3.2	(2.7)
Other	(0.1)
Benefits paid	(0.5)	(0.8)	(0.8)
Benefit obligation at end of year	34.6	30.8	27.9
Postretirement Benefits Other Than Pensions | Fair Value Of Plan Assets
Retirement Plans [Line Items]
Company contributions	0.5	0.8	0.8
Benefits paid	(0.5)	(0.8)	(0.8)
U.S.
Retirement Plans [Line Items]
Company contributions	6.7	7.3
Funded status recognized in the balance sheet	(154.8)	(116.5)
U.S. | Benefit Obligation
Retirement Plans [Line Items]
Benefit obligation at beginning of year	257	190.4
Service cost	8.3	6.3
Interest cost	12.3	10
Actuarial (gain) loss due to: Change in discount rate	34.1	31
Actuarial (gain) loss due to: Experience	13.7	5.9
Actuarial (gain) loss due to: Other assumption changes	(5.9)	19.4
Benefits paid	(5.3)	(5.7)
Settlements		(0.3)
Acquisitions
Benefit obligation at end of year	314.2	257
U.S. | Benefit Obligation | Fair Value Of Plan Assets
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	140.5	136.9
Actual return on plan assets	17.5	2
Company contributions	6.7	7.3
Benefits paid	(5.3)	(5.7)
Acquisitions
Fair value of plan assets at end of year	159.4	140.5
Non-U.S.
Retirement Plans [Line Items]
Funded status recognized in the balance sheet	(100.6)	(76.6)
Non-U.S. | Benefit Obligation
Retirement Plans [Line Items]
Benefit obligation at beginning of year	160.5	170.2
Service cost	12	12.3
Interest cost	7.1	7.6
Actuarial (gain) loss due to: Change in discount rate	16.3	9.5
Actuarial (gain) loss due to: Experience	0	(0.1)
Actuarial (gain) loss due to: Other assumption changes	1.3	(4.9)
Other	0.2	0.2
Plan amendments	0.1	0.8
Benefits paid	(5.6)	(8.5)
Settlements	(7)	(25.3)
Curtailments	0	0.3
Special termination benefits	0.1	0.1
Acquisitions
Other	6.2	(0.1)
Translation difference	4.2	(1.6)
Benefit obligation at end of year	195.4	160.5
Non-U.S. | Benefit Obligation | Fair Value Of Plan Assets
Retirement Plans [Line Items]
Fair value of plan assets at beginning of year	83.9	87.7
Actual return on plan assets	8	7.7
Company contributions	11.9	22.8
Other	0.2	0.2
Benefits paid	(5.6)	(8.5)
Settlements	(7)	(25.3)
Acquisitions
Other	(0.2)	(0.1)
Translation difference	3.6	(0.6)
Fair value of plan assets at end of year	$ 94.8	$ 83.9

Components of Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost	$ 17.9
Non-U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost	17.8
Pension Plans, Defined Benefit | U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	8.3	6.3	5.1
Interest cost	12.3	10	9.1
Expected return on plan assets	(10.2)	(9.9)	(8.5)
Amortization of prior service cost	(1)	(1)	(1)
Amortization of actuarial loss	8.5	5.4	3.4
Settlement		0.4
Net periodic benefit cost	17.9	11.2	8.1
Pension Plans, Defined Benefit | Non-U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	12	12.3	10
Interest cost	7.1	7.6	6.5
Expected return on plan assets	(3.9)	(4.4)	(4.2)
Amortization of prior service cost	0.1	0.1	0.2
Amortization of actuarial loss	1.4	1	0.5
Settlement	1	4.5	0.5
Curtailment loss (gain)		0.2	0.3
Special termination benefits	0.1	0.1	0.2
Net periodic benefit cost	17.8	21.4	14
Postretirement Benefits Other Than Pensions
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	1.1	1.3	1.2
Interest cost	1.3	1.5	1.4
Amortization of prior service cost	(0.1)	(0.1)	(0.1)
Amortization of actuarial loss	(0.2)	(0.1)	(0.3)
Net periodic benefit cost	$ 2.1	$ 2.6	$ 2.2

Components of Accumulated Other Comprehensive Income Before Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S.
Defined Benefit Plan Disclosure [Line Items]
Total accumulated other comprehensive income recognized in the balance sheet	$ 132.7	$ 105.6	$ 46.5
Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Prior service (credit) cost	0.1	0.8
Total accumulated other comprehensive income recognized in the balance sheet	35.6	23.5	27.3
Pension Plans, Defined Benefit | U.S.
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	136.7	110.6
Prior service (credit) cost	(4)	(5)
Total accumulated other comprehensive income recognized in the balance sheet	132.7	105.6
Pension Plans, Defined Benefit | Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	34	21.9
Prior service (credit) cost	1.6	1.6
Total accumulated other comprehensive income recognized in the balance sheet	35.6	23.5
Postretirement Benefits Other Than Pensions | U.S.
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	0.1	(1.6)
Prior service (credit) cost	(0.3)	(0.3)
Total accumulated other comprehensive income recognized in the balance sheet	(0.2)	(1.9)
Postretirement Benefits Other Than Pensions | Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(0.7)	(1)
Prior service (credit) cost	0
Total accumulated other comprehensive income recognized in the balance sheet	$ (0.7)	$ (1)

Changes in Accumulated Other Comprehensive Income Before Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
U.S.
Defined Benefit Plan Disclosure [Line Items]
Total retirement benefit recognized in accumulated other comprehensive income at beginning of year	$ 105.6	$ 46.5
Net actuarial loss (gain)	34.6	64.1
Amortization of prior service costs	1	1
Amortization of actuarial loss	(8.5)	(6)
Total retirement benefit recognized in accumulated other comprehensive income at end of year	132.7	105.6
Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Total retirement benefit recognized in accumulated other comprehensive income at beginning of year	23.5	27.3
Net actuarial loss (gain)	13.5	1.2
Prior service cost (credit)	0.1	0.8
Amortization of prior service costs	(0.1)	(0.1)
Amortization of actuarial loss	(2.3)	(5.4)
Translation difference	0.9	(0.3)
Total retirement benefit recognized in accumulated other comprehensive income at end of year	$ 35.6	$ 23.5

Pension Plans for which Abo exceeds Fair Value of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U.S.
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation (PBO)	$ 314.2	$ 257
Accumulated Benefit Obligation (ABO)	262.1	198.5
Fair value of plan assets	159.4	140.5
Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation (PBO)	125	87.6
Accumulated Benefit Obligation (ABO)	101.8	69.2
Fair value of plan assets	$ 24.7	$ 5.9

Assumptions to Determine Benefit Obligation and Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
U.S.
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligation discount rate	4.05%		4.60%
Benefit Obligation rate of increases in compensation level	3.50%		3.50%
Net periodic benefit cost discount rate	4.60%		5.05%		5.80%
Net periodic benefit cost rate of increases in compensation level	3.50%		3.80%		4.00%
Expected long-term rate of return on assets	7.50%		7.50%		7.50%
Non-U.S. | Minimum
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligation discount rate	1.50%	[1]	1.50%	[1]
Benefit Obligation rate of increases in compensation level	2.25%	[1]	2.25%	[1]
Net periodic benefit cost discount rate	1.50%	[1]	1.25%	[1]	1.75%	[1]
Net periodic benefit cost rate of increases in compensation level	2.25%	[1]	2.25%	[1]	2.25%	[1]
Expected long-term rate of return on assets	3.75%	[1]	1.50%	[1]	2.00%	[1]
Non-U.S. | Maximum
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligation discount rate	4.50%	[1]	5.50%	[1]
Benefit Obligation rate of increases in compensation level	5.00%	[1]	5.00%	[1]
Net periodic benefit cost discount rate	5.50%	[1]	6.00%	[1]	7.00%	[1]
Net periodic benefit cost rate of increases in compensation level	5.00%	[1]	6.50%	[1]	5.00%	[1]
Expected long-term rate of return on assets	5.75%	[1]	6.25%	[1]	6.25%	[1]

[1]	The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 90% of the total Non-U.S. projected benefit obligation.

Assumptions to Determine Benefit Obligation and Net Periodic Benefit Cost (Parenthetical) (Detail) (Non-U.S.)	12 Months Ended
Dec. 31, 2012
Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	90.00%

Fair Value of Total Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
U.S.
Defined Benefit Plan Disclosure [Line Items]
Target allocation	100.00%
Fair Value allocation	100.00%	100.00%
U.S. | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation	65.00%
Fair Value allocation	65.00%	66.00%
U.S. | Debt Instruments
Defined Benefit Plan Disclosure [Line Items]
Target allocation	35.00%
Fair Value allocation	35.00%	34.00%
Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	100.00%	100.00%
Non-U.S. | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	14.00%	12.00%
Non-U.S. | Debt Instruments
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	60.00%	59.00%
Non-U.S. | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair Value allocation	26.00%	29.00%

Summary of Valuation of Company's Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	$ 254.2	$ 224.4
US Equity | Large Cap
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	66.9	60.5
US Equity | Mid Cap
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	8.1	7.2
US Equity | Small Cap
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	8.1	7.3
Non-US Equity
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	33.7	27.8
US Bonds | Government
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets		20.2
US Bonds | Corporate
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets		9.7
US Bonds | Aggregate
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	55.5	16.3
Non-US Bonds | Government
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets		4.5
Non-US Bonds | Corporate
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	50.7	46.4
Non-US Bonds | Aggregate
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	5.7
Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	19.5	18
Other Investment
Defined Benefit Plan Disclosure [Line Items]
Total carrying value of plan assets	6	6.5
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	254.2	224.4
Fair Value, Inputs, Level 2 | US Equity | Large Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	66.9	60.5
Fair Value, Inputs, Level 2 | US Equity | Mid Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.1	7.2
Fair Value, Inputs, Level 2 | US Equity | Small Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.1	7.3
Fair Value, Inputs, Level 2 | Non-US Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33.7	27.8
Fair Value, Inputs, Level 2 | US Bonds | Government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		20.2
Fair Value, Inputs, Level 2 | US Bonds | Corporate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		9.7
Fair Value, Inputs, Level 2 | US Bonds | Aggregate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	55.5	16.3
Fair Value, Inputs, Level 2 | Non-US Bonds | Government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4.5
Fair Value, Inputs, Level 2 | Non-US Bonds | Corporate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	50.7	46.4
Fair Value, Inputs, Level 2 | Non-US Bonds | Aggregate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.7
Fair Value, Inputs, Level 2 | Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19.5	18
Fair Value, Inputs, Level 2 | Other Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 6	$ 6.5

Estimated Future Benefit Expected Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans, Defined Benefit | U.S.
Defined Benefit Plan Disclosure [Line Items]
2013	$ 9.9
2014	11
2015	12.4
2016	14.4
2017	15.9
Years 2018-2022	105.2
Pension Plans, Defined Benefit | Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
2013	5.7
2014	6.2
2015	6.8
2016	7.6
2017	8.9
Years 2018-2022	53
Postretirement Benefits Other Than Pensions
Defined Benefit Plan Disclosure [Line Items]
2013	1
2014	1
2015	1.2
2016	1.3
2017	1.5
Years 2018-2022	$ 10.5

Segment Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Long-lived assets, Total	$ 3,281	$ 3,117
Long-lived intangible assets from acquisition goodwill	1,497	1,518
U.S.
Segment Reporting Information [Line Items]
External sales	2,104	1,920	1,651
Long-lived assets, Total	1,812	1,774
Exports from U.S. to other Regions
Segment Reporting Information [Line Items]
External sales	$ 574	$ 535	$ 431
GM
Segment Reporting Information [Line Items]
Percentage of sales to individuals	15.00%	15.00%	14.00%
Renault
Segment Reporting Information [Line Items]
Percentage of sales to individuals	11.00%	12.00%	13.00%
Ford
Segment Reporting Information [Line Items]
Percentage of sales to individuals	11.00%	10.00%

Net Sales by Geographical Area (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales, Total	$ 2,051.9	$ 1,947.1	$ 2,088.8	$ 2,178.9	$ 2,044.7	$ 2,017.6	$ 2,061.5	$ 2,108.6	$ 8,266.7	$ 8,232.4	$ 7,170.6
Europe
Segment Reporting Information [Line Items]
Net sales, Total									2,645	3,102	2,759
Americas
Segment Reporting Information [Line Items]
Net sales, Total									2,870	2,559	2,194
China
Segment Reporting Information [Line Items]
Net sales, Total									1,098	982	813
Japan
Segment Reporting Information [Line Items]
Net sales, Total									830	758	791
Rest Of Asia
Segment Reporting Information [Line Items]
Net sales, Total									$ 824	$ 831	$ 614

Sales by Product (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales, Total	$ 2,051.9	$ 1,947.1	$ 2,088.8	$ 2,178.9	$ 2,044.7	$ 2,017.6	$ 2,061.5	$ 2,108.6	$ 8,266.7		$ 8,232.4		$ 7,170.6
Airbags And Associated Products
Segment Reporting Information [Line Items]
Net sales, Total									5,392	[1]	5,393	[1]	4,722	[1]
Seatbelts And Associated Products
Segment Reporting Information [Line Items]
Net sales, Total									2,657		2,679		2,364
Active Safety Products
Segment Reporting Information [Line Items]
Net sales, Total									$ 218		$ 160		$ 85

[1]	Includes sales of steering wheels, passive safety electronics, inflators and initiators.

Long-lived Asset by Geographical Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Long-lived assets, Total	$ 3,281	$ 3,117
Europe
Segment Reporting Information [Line Items]
Long-lived assets, Total	731	641
Americas
Segment Reporting Information [Line Items]
Long-lived assets, Total	1,977	1,946
China
Segment Reporting Information [Line Items]
Long-lived assets, Total	243	198
Japan
Segment Reporting Information [Line Items]
Long-lived assets, Total	130	152
Rest Of Asia
Segment Reporting Information [Line Items]
Long-lived assets, Total	$ 200	$ 180

Schedule of Actual Weighted Average Shares Used in Calculating Earnings Per Share (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average shares basic	93.5	89.2	87.3
Effect of dilutive securities:
stock options/share awards	0.3	0.5	0.6
Equity units	1.3	4	4.5
Weighted average shares diluted	95.1	93.7	92.4

Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2012
Earnings Per Share Disclosure [Line Items]
Shares included in dilutive weighted average share amounts related to equity units	1,300,000	4,000,000	4,500,000
Number of share outstanding	95,493,456			5,800,000
Potentially dilutive shares	400,000	200,000	100,000

Quarterly Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Line Items]
Net sales	$ 2,051.9	$ 1,947.1	$ 2,088.8	$ 2,178.9	$ 2,044.7	$ 2,017.6	$ 2,061.5	$ 2,108.6	$ 8,266.7	$ 8,232.4	$ 7,170.6
Gross profit	395.4	387.6	422.1	441.1	429.1	411.2	421.6	466	1,646.2	1,727.9	1,592.1
Income before taxes	170	175.1	182.4	141.1	210.9	192.6	185	239.8
Net income attributable to controlling interests	$ 138.7	$ 117.5	$ 126.4	$ 100.5	$ 158.5	$ 138.4	$ 145	$ 181.5	$ 483.1	$ 623.4	$ 590.6
Earnings per share - basic	$ 1.45	$ 1.23	$ 1.35	$ 1.12	$ 1.78	$ 1.55	$ 1.62	$ 2.04	$ 5.17	$ 6.99	$ 6.77
Earnings per share - diluted	$ 1.45	$ 1.23	$ 1.33	$ 1.07	$ 1.7	$ 1.48	$ 1.54	$ 1.93	$ 5.08	$ 6.65	$ 6.39
Dividends paid	$ 0.5	$ 0.47	$ 0.47	$ 0.45	$ 0.45	$ 0.45	$ 0.43	$ 0.4	$ 1.89	$ 1.73	$ 0.65